UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08004
                                                    ----------------------------

                                 ABN AMRO FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             161 North Clark Street
                                CHICAGO, IL 60601
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Kenneth C. Anderson, President
                                 ABN AMRO Funds
                             161 North Clark Street
                                CHICAGO, IL 60601
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 884-2100
                                                          ---------------

                      Date of fiscal year end: OCTOBER 31
                                              -----------

                   Date of reporting period: JANUARY 31, 2006
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


ABN AMRO FUNDS

RIVER ROAD DYNAMIC EQUITY INCOME FUND                           JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET
     SHARES                                                        VALUE
  ------------                                                   ---------

COMMON STOCKS - 86.94%

                 BASIC MATERIALS - 2.23%
            650  Cemex, SP ADR                                $        42,887
          3,600  Compass Minerals International                        88,632
                                                              ---------------
                                                                      131,519
                                                              ---------------
                 CAPITAL GOODS - 3.21%
          1,250  Lancaster Colony                                      51,837
          2,100  Sonoco Products                                       65,037
          1,000  3M                                                    72,750
                                                              ---------------
                                                                      189,624
                                                              ---------------
                 CHEMICALS - 1.27%
          3,950  RPM International                                     74,655
                                                              ---------------
                 COMMERCIAL SERVICES - 5.01%
          7,400  Coinmach Service, IDS                                119,584
          3,100  CPI                                                   61,690
          3,500  Macquarie Infrastructure                             114,450
                                                              ---------------
                                                                      295,724
                                                              ---------------
                 COMMUNICATIONS - 4.91%
          2,800  Atlantic Tele-Network                                109,200
          4,000  Citizens Communications                               49,080
          3,050  Telefonos de Mexico, Series L, SP ADR                 72,407
          4,300  United Online                                         58,781
                                                              ---------------
                                                                      289,468
                                                              ---------------
                 CONSUMER CYCLICALS - 4.19%
          2,700  Centerplate, IDS                                      35,505
          3,250  Cherokee                                             129,447
          5,600  World Wrestling Entertainment                         82,040
                                                              ---------------
                                                                      246,992
                                                              ---------------
                 ELECTRICAL - 1.44%
          2,600  General Electric                                      85,150
                                                              ---------------
                 FINANCE - 16.62%
            700  Alliance Capital Management Holding (a)               42,308
          1,800  Allied Irish Banks, SP ADR                            80,730
          1,850  American Capital Strategies                           65,768
          3,710  Astoria Financial                                    106,848
          2,500  Bank of America                                      110,575
          2,500  Barclays, SP ADR                                     106,825
          1,900  First Horizon National                                71,953
          7,900  Medallion Financial                                   90,297
          3,400  Municipal Mortgage & Equity                           89,114
          2,200  National City                                         75,196
          2,200  U.S. Bancorp                                          65,802
          1,200  Wells Fargo                                           74,832
                                                              ---------------
                                                                      980,248
                                                              ---------------
                 FOOD, BEVERAGE AND TOBACCO - 6.47%
          1,100  Albertson's                                           27,665
          1,700  Anheuser-Busch                                        70,448
          1,850  Diageo, SP ADR                                       111,037
          4,200  Industrias Bachoco, SP ADR                            71,400
          1,900  Kraft Foods, Class A                                  55,936

                                                                   MARKET
     SHARES                                                        VALUE
  ------------                                                   ---------
                 FOOD, BEVERAGE AND TOBACCO (CONTINUED)
          2,500  Vector Group Ltd.                            $        45,425
                                                              ---------------
                                                                      381,911
                                                              ---------------
                 INSURANCE - 2.57%
          1,300  Cincinnati Financial                                  59,202
          3,165  Gallagher (Arthur J.)                                 92,291
                                                              ---------------
                                                                      151,493
                                                              ---------------
                 MEDICAL PRODUCTS AND SUPPLIES - 0.98%
          1,000  Johnson & Johnson                                     57,540
                                                              ---------------
                 OIL AND GAS EXTRACTION - 15.50%
          1,700  Buckeye Partners (a)                                  76,687
          2,800  Eastern American Natural Gas Trust                    76,580
          2,100  Enerplus Resources Fund                              111,468
          1,550  Eni, SP ADR                                           94,007
          2,450  Magellan Midstream Partners (a)                       79,111
          1,300  Marathon Oil                                          99,931
          1,300  PetroChina, ADR                                      130,026
          4,500  Petrofund Energy Trust                                94,230
          2,300  Sunoco Logistics Partners (a)                         95,910
          1,100  Valero (a)                                            56,364
                                                              ---------------
                                                                      914,314
                                                              ---------------
                 REAL ESTATE INVESTMENT TRUSTS - 14.25%
          2,323  CapitalSource                                         51,013
          3,150  CentraCore Properties Trust                           89,523
          2,400  Commercial Net Lease Realty                           55,032
          1,800  First Industrial Realty Trust                         70,326
          2,550  Getty Realty                                          72,751
          1,700  Health Care REIT                                      63,223
          1,900  Hospitality Properties Trust                          81,453
          4,550  Host Marriott                                         90,773
          1,600  LaSalle Hotel Properties                              61,152
          3,100  National Health Investors                             84,940
          1,850  Sovran Self Storage                                   91,631
          1,800  United Mobile Homes                                   28,440
                                                              ---------------
                                                                      840,257
                                                              ---------------
                 TRANSPORTATION - 2.03%
          1,900  Frontline                                             75,943
          2,400  Ship Finance International                            43,824
                                                              ---------------
                                                                      119,767
                                                              ---------------
                 UTILITIES - 3.44%
          1,900  Huaneng Power International, SP ADR                   52,668
            700  Pinnacle West Capital                                 29,827
          1,400  Progress Energy                                       61,068
          1,700  Southern (The)                                        59,160
                                                              ---------------
                                                                      202,723
                                                              ---------------
                 WASTE MANAGEMENT - 2.82%
         21,500  Synagro Technologies                                  95,030
          2,250  Waste Management                                      71,055
                                                              ---------------
                                                                      166,085
                                                              ---------------
                 TOTAL COMMON STOCKS
                   (Cost $4,879,762)                                5,127,470
                                                              ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 1

ABN AMRO FUNDS

RIVER ROAD DYNAMIC EQUITY INCOME FUND                           JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
     SHARES                                                        VALUE
  ------------                                                   ---------

CLOSED-END FUNDS - 4.08%

                 FINANCE - 4.08%
          4,000  Calamos Strategic Total Return Fund          $        56,160
          2,900  First Trust/Four Corners Senior Floating
                 Rate Income Fund II                                   50,721
          1,100  Macquarie/ First Trust Global
                 Infrastructure/ Utilities Dividend &
                 Income Fund                                           25,080
          2,400  Madison Strategic Sector Premium Fund                 48,000
          3,300  PIMCO Floating Rate Strategy Fund                     60,555
                                                              ---------------
                 TOTAL CLOSED-END FUNDS
                   (Cost $240,964)                                    240,516
                                                              ---------------

FOREIGN COMMON STOCKS - 3.54%

                 CANADA - 2.90%
            600  Canadian Oil Sands Trust                              79,540
          2,500  Penn West Energy Trust                                91,831
                                                              ---------------
                                                                      171,371
                                                              ---------------
                 UNITED KINGDOM - 0.64%
          5,200  Mitchells & Butlers                                   37,651
                                                              ---------------
                 TOTAL FOREIGN COMMON STOCKS
                   (Cost $157,567)                                    209,022
                                                              ---------------

PREFERRED STOCK - 0.79%

                 FINANCE - 0.79%
          1,700  Wachovia, Series A                                    46,920
                                                              ---------------
                 TOTAL PREFERRED STOCK
                   (Cost $48,932)                                      46,920
                                                              ---------------

INVESTMENT COMPANY - 4.86%

        286,698  BlackRock Liquidity Funds TempFund
                 Portfolio                                            286,698
                                                              ---------------
                 TOTAL INVESTMENT COMPANY
                   (Cost $286,698)                                    286,698
                                                              ---------------
TOTAL INVESTMENTS - 100.21%
   (Cost $5,613,923)*                                               5,910,626
                                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (0.21)%                           (12,636)
                                                              ---------------
NET ASSETS - 100.00%                                          $     5,897,990
                                                              ===============

----------
* At January 31, 2006, cost is identical for book and Federal income tax purposes.

            Gross unrealized appreciation                     $       390,781
            Gross unrealized depreciation                             (94,078)
                                                              ---------------
            Net unrealized appreciation                       $       296,703
                                                              ===============

(a)         Limited Partnership

ADR         American Depositary Receipt

IDS         Income Deposit Security

REIT        Real Estate Investment Trust

SP ADR      Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 2

ABN AMRO FUNDS

GROWTH FUND                                                     JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET
     SHARES                                                        VALUE
  ------------                                                   ---------

COMMON STOCKS - 98.76%

                 ADVERTISING - 2.75%
        416,317  Omnicom Group                                $    34,050,567
                                                              ---------------
                 BIOTECHNOLOGY - 5.35%
        390,100  Amgen *                                           28,434,389
        621,000  Gilead Sciences *                                 37,800,270
                                                              ---------------
                                                                   66,234,659
                                                              ---------------
                 CAPITAL GOODS - 8.15%
        808,758  Dover                                             37,146,255
        417,077  Illinois Tool Works                               35,155,420
        433,900  Rockwell Automation                               28,667,773
                                                              ---------------
                                                                  100,969,448
                                                              ---------------
                 CHEMICALS - 3.10%
        729,330  Praxair                                           38,421,104
                                                              ---------------
                 COMMERCIAL SERVICES - 4.34%
        837,879  Cintas                                            35,693,645
        505,907  Ecolab                                            18,116,530
                                                              ---------------
                                                                   53,810,175
                                                              ---------------
                 COMMUNICATIONS - 1.98%
      1,318,402  Cisco Systems *                                   24,482,725
                                                              ---------------
                 CONSUMER CYCLICALS - 4.87%
        520,572  Harley-Davidson                                   27,866,219
        468,606  Johnson Controls                                  32,446,280
                                                              ---------------
                                                                   60,312,499
                                                              ---------------
                 ELECTRICAL - 2.16%
        817,238  General Electric                                  26,764,545
                                                              ---------------
                 FINANCE - 10.86%
        513,400  CIT Group                                         27,384,756
        724,637  Fifth Third Bancorp                               27,224,612
        808,026  SLM                                               45,217,135
        574,234  State Street                                      34,718,188
                                                              ---------------
                                                                  134,544,691
                                                              ---------------
                 FOOD AND BEVERAGES - 2.17%
        877,426  Sysco                                             26,919,430
                                                              ---------------
                 HEALTHCARE SERVICES - 3.97%
        261,745  Cardinal Health                                   18,856,110
        332,100  Express Scripts *                                 30,317,409
                                                              ---------------
                                                                   49,173,519
                                                              ---------------
                 INSURANCE - 4.78%
        670,999  AFLAC                                             31,503,403
        422,792  American International Group                      27,675,964
                                                              ---------------
                                                                   59,179,367
                                                              ---------------
                 MEDICAL PRODUCTS AND SUPPLIES - 6.49%
        755,913  Medtronic                                         42,686,407
        766,100  St. Jude Medical *                                37,638,493
                                                              ---------------
                                                                   80,324,900
                                                              ---------------

                                                                   MARKET
     SHARES                                                        VALUE
  ------------                                                   ---------
                 PHARMACEUTICALS - 1.40%
        672,914  Pfizer                                       $    17,280,432
                                                              ---------------
                 RETAIL - 13.08%
      1,058,434  Dollar General                                    17,887,534
        481,005  Home Depot (The)                                  19,504,753
        776,693  Kohl's *                                          34,477,402
        998,290  Starbucks *                                       31,645,793
      1,201,713  TJX                                               30,679,733
        643,063  Walgreen                                          27,831,767
                                                              ---------------
                                                                  162,026,982
                                                              ---------------
                 TECHNOLOGY - 16.31%
      1,096,960  Dell *                                            32,151,897
        517,400  Electronic Arts *                                 28,239,692
      1,220,441  Intel                                             25,958,780
      1,266,726  Microsoft                                         35,658,337
      2,660,216  Oracle *                                          33,438,915
      1,591,399  Texas Instruments                                 46,516,593
                                                              ---------------
                                                                  201,964,214
                                                              ---------------
                 TELECOMMUNICATIONS EQUIPMENT - 4.27%
      1,103,957  QUALCOMM                                          52,945,778
                                                              ---------------
                 TRANSPORTATION - 2.73%
      2,050,348  Southwest Airlines                                33,748,728
                                                              ---------------
                 TOTAL COMMON STOCKS
                   (Cost $1,060,285,625)                        1,223,153,763
                                                              ---------------

INVESTMENT COMPANY - 2.76%

     34,221,040  BlackRock Liquidity Funds TempCash
                 Portfolio                                         34,221,040
                                                              ---------------
                 TOTAL INVESTMENT COMPANY
                   (Cost $34,221,040)                              34,221,040
                                                              ---------------
TOTAL INVESTMENTS - 101.52%
   (Cost $1,094,506,665)**                                      1,257,374,803
                                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (1.52)%                        (18,789,537)
                                                              ---------------
NET ASSETS - 100.00%                                          $ 1,238,585,266
                                                              ===============

----------
*           Non-income producing security.

** At January 31, 2006, cost is identical for book and Federal income tax purposes.

            Gross unrealized appreciation                     $   201,469,050
            Gross unrealized depreciation                         (38,600,912)
                                                              ---------------
            Net unrealized appreciation                       $   162,868,138
                                                              ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 3

ABN AMRO FUNDS

MONTAG & CALDWELL GROWTH FUND                                   JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET
     SHARES                                                        VALUE
  ------------                                                   ---------

COMMON STOCKS - 95.68%

                 ADVERTISING - 1.91%
        591,100  Omnicom Group                                $    48,346,069
                                                              ---------------
                 BIOTECHNOLOGY - 7.44%
      1,235,300  Amgen *                                           90,041,017
      1,140,200  Genentech *                                       97,965,984
                                                              ---------------
                                                                  188,007,001
                                                              ---------------
                 CAPITAL GOODS - 3.82%
        439,200  Illinois Tool Works                               37,020,168
        819,200  3M                                                59,596,800
                                                              ---------------
                                                                   96,616,968
                                                              ---------------
                 COMMERCIAL SERVICES - 2.49%
      1,727,000  Paychex                                           62,776,450
                                                              ---------------
                 COMMUNICATIONS - 1.97%
      1,385,600  Cisco Systems *                                   25,730,592
      1,324,900  Juniper Networks *                                24,020,437
                                                              ---------------
                                                                   49,751,029
                                                              ---------------
                 CONSUMER CYCLICALS - 5.61%
      1,899,000  eBay *                                            81,846,900
        739,600  Nike, Class B                                     59,870,620
                                                              ---------------
                                                                  141,717,520
                                                              ---------------
                 CONSUMER STAPLES - 9.33%
      1,181,200  Colgate-Palmolive                                 64,836,068
      1,190,700  Estee Lauder, Class A                             43,424,829
      2,150,078  Procter & Gamble                                 127,349,113
                                                              ---------------
                                                                  235,610,010
                                                              ---------------
                 ELECTRICAL - 3.18%
      2,451,900  General Electric                                  80,299,725
                                                              ---------------
                 FINANCE - 3.17%
      1,524,300  American Express                                  79,949,535
                                                              ---------------
                 FOOD AND BEVERAGES - 3.25%
      1,435,500  PepsiCo                                           82,081,890
                                                              ---------------
                 INSURANCE - 1.87%
        722,100  American International Group                      47,268,666
                                                              ---------------
                 MEDICAL PRODUCTS AND SUPPLIES - 9.58%
      1,257,300  Johnson & Johnson                                 72,345,042
      1,634,100  Medtronic                                         92,277,627
      1,550,000  Stryker                                           77,345,000
                                                              ---------------
                                                                  241,967,669
                                                              ---------------
                 OIL AND GAS EXTRACTION - 15.15%
        741,000  Baker Hughes                                      57,383,040
        825,700  ConocoPhillips                                    53,422,790
      1,610,000  Halliburton                                      128,075,500
      1,128,000  Schlumberger                                     143,763,600
                                                              ---------------
                                                                  382,644,930
                                                              ---------------

                                                                   MARKET
     SHARES                                                        VALUE
  ------------                                                   ---------
                 PHARMACEUTICALS - 5.18%
        628,900  Caremark Rx *                                $    31,004,770
      1,762,483  Eli Lilly                                         99,791,787
                                                              ---------------
                                                                  130,796,557
                                                              ---------------
                 RESTAURANTS - 3.39%
      2,445,800  McDonald's                                        85,627,458
                                                              ---------------
                 RETAIL - 3.52%
        690,900  Bed Bath & Beyond *                               25,846,569
        524,400  Costco Wholesale                                  26,162,316
        830,173  Kohl's *                                          36,851,379
                                                              ---------------
                                                                   88,860,264
                                                              ---------------
                 TECHNOLOGY - 9.48%
      1,857,000  Hewlett-Packard                                   57,901,260
      1,917,200  Maxim Integrated Products                         78,681,888
      3,650,800  Microsoft                                        102,770,020
                                                              ---------------
                                                                  239,353,168
                                                              ---------------
                 TELECOMMUNICATIONS EQUIPMENT - 2.39%
      1,260,500  QUALCOMM                                          60,453,580
                                                              ---------------
                 TRANSPORTATION - 2.95%
        994,900  United Parcel Service, Class B                    74,527,959
                                                              ---------------
                 TOTAL COMMON STOCKS
                   (Cost $2,054,585,545)                        2,416,656,448
                                                              ---------------

INVESTMENT COMPANIES - 5.79%

    130,069,857  BlackRock Liquidity Funds TempCash
                 Portfolio                                        130,069,857
     16,250,778  BlackRock Liquidity Funds TempFund
                 Portfolio                                         16,250,778
                                                              ---------------
                 TOTAL INVESTMENT COMPANIES
                   (Cost $146,320,635)                            146,320,635
                                                              ---------------
TOTAL INVESTMENTS - 101.47%
   (Cost $2,200,906,180)**                                      2,562,977,083
                                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (1.47)%                        (37,193,053)
                                                              ---------------
NET ASSETS - 100.00%                                          $ 2,525,784,030
                                                              ===============

----------
*           Non-income producing security.

** At January 31, 2006, cost is identical for book and Federal income tax purposes.

            Gross unrealized appreciation                     $   399,283,000
            Gross unrealized depreciation                         (37,212,097)
                                                              ---------------
            Net unrealized appreciation                       $   362,070,903
                                                              ===============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 4

ABN AMRO FUNDS

TAMRO LARGE CAP VALUE FUND                                      JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET
     SHARES                                                        VALUE
  ------------                                                   ---------

COMMON STOCKS - 99.67%

                 BASIC MATERIALS - 2.60%
         18,247  Alcoa                                        $       574,781
                                                              ---------------
                 BIOTECHNOLOGY - 1.56%
         10,100  MedImmune *                                          344,612
                                                              ---------------
                 CAPITAL GOODS - 2.10%
         11,370  Raytheon                                             465,829
                                                              ---------------
                 CHEMICALS - 1.62%
          9,171  duPont (E. I.) de Nemours                            359,045
                                                              ---------------
                 COMMERCIAL SERVICES - 1.90%
          9,890  Cintas                                               421,314
                                                              ---------------
                 COMMUNICATIONS - 10.92%
         22,505  Comcast, Class A *                                   626,089
         25,251  Time Warner                                          442,650
         16,220  Univision Communications, Class A *                  516,445
         18,522  Vodafone Group, SP ADR                               391,000
            580  Washington Post (The), Class B                       442,528
                                                              ---------------
                                                                    2,418,712
                                                              ---------------
                 CONSUMER CYCLICALS - 4.26%
         12,430  eBay *                                               535,733
          8,359  SONY, SP ADR                                         408,755
                                                              ---------------
                                                                      944,488
                                                              ---------------
                 CONSUMER STAPLES - 1.87%
          6,950  Avery Dennison                                       415,193
                                                              ---------------
                 FINANCE - 18.58%
              2  Berkshire Hathaway, Class A *                        178,980
            173  Berkshire Hathaway, Class B *                        507,236
          5,420  Capital One Financial                                451,486
          9,805  Citigroup                                            456,717
          8,560  Freddie Mac                                          580,882
          3,530  Goldman Sachs Group                                  498,612
         11,852  JPMorgan Chase                                       471,117
         12,251  Washington Mutual                                    518,462
          7,250  Wells Fargo                                          452,110
                                                              ---------------
                                                                    4,115,602
                                                              ---------------
                 FOOD AND BEVERAGES - 6.80%
          2,450  Anheuser-Busch                                       101,528
         11,616  Coca-Cola (The)                                      480,670
         27,100  Kroger *                                             498,640
          7,440  PepsiCo                                              425,419
                                                              ---------------
                                                                    1,506,257
                                                              ---------------
                 HEALTHCARE SERVICES - 3.02%
          9,115  HCA                                                  447,364
          2,880  WellPoint *                                          221,184
                                                              ---------------
                                                                      668,548
                                                              ---------------
                 INSURANCE - 6.45%
          8,136  Cincinnati Financial                                 370,513
          2,349  Loews                                                231,823

                                                                   MARKET
     SHARES                                                        VALUE
  ------------                                                   ---------
                 INSURANCE (CONTINUED)
          6,330  Prudential Financial                         $       476,902
         17,150  UnumProvident                                        348,660
                                                              ---------------
                                                                    1,427,898
                                                              ---------------
                 MEDICAL PRODUCTS AND SUPPLIES - 2.29%
          8,830  Johnson & Johnson                                    508,078
                                                              ---------------
                 OIL AND GAS EXTRACTION - 12.95%
          5,040  Anadarko Petroleum                                   543,413
          6,891  BP, SP ADR                                           498,288
          7,574  Chevron Texaco                                       449,744
          7,269  Exxon Mobil                                          456,130
          3,657  Schlumberger                                         466,085
          5,620  Transocean *                                         456,063
                                                              ---------------
                                                                    2,869,723
                                                              ---------------
                 PHARMACEUTICALS - 2.44%
         21,000  Pfizer                                               539,280
                                                              ---------------
                 RESTAURANTS - 2.39%
         15,149  McDonald's                                           530,366
                                                              ---------------
                 RETAIL - 6.11%
          6,480  Costco Wholesale                                     323,287
         13,250  Home Depot (The)                                     537,288
         10,710  Wal-Mart Stores                                      493,838
                                                              ---------------
                                                                    1,354,413
                                                              ---------------
                 TECHNOLOGY - 7.37%
          9,750  Automatic Data Processing                            428,415
         27,630  Cisco Systems *                                      513,089
         24,560  Microsoft                                            691,364
                                                              ---------------
                                                                    1,632,868
                                                              ---------------
                 TRANSPORTATION - 2.26%
         30,470  Southwest Airlines                                   501,536
                                                              ---------------
                 UTILITIES - 2.18%
         28,280  AES (The) *                                          481,891
                                                              ---------------
                 TOTAL COMMON STOCKS
                   (Cost $18,630,356)                              22,080,434
                                                              ---------------

INVESTMENT COMPANY - 1.62%

        359,310  BlackRock Liquidity Funds TempCash
                 Portfolio                                            359,310
                                                              ---------------
                 TOTAL INVESTMENT COMPANY
                   (Cost $359,310)                                    359,310
                                                              ---------------
TOTAL INVESTMENTS - 101.29%
   (Cost $18,989,666)**                                            22,439,744
                                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (1.29)%                           (286,482)
                                                              ---------------
NET ASSETS - 100.00%                                          $    22,153,262
                                                              ===============

----------
*           Non-income producing security.

** At January 31, 2006, cost is identical for book and Federal income tax purposes.

            Gross unrealized appreciation                     $     3,663,443
            Gross unrealized depreciation                            (213,365)
                                                              ---------------
            Net unrealized appreciation                       $     3,450,078
                                                              ===============

SP ADR      Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 5

ABN AMRO FUNDS

VALUE FUND                                                      JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET
     SHARES                                                        VALUE
  ------------                                                   ---------

COMMON STOCKS - 94.73%

                 BASIC MATERIALS - 7.14%
         48,960  Air Products & Chemicals                     $     3,020,342
         21,300  Bowater                                              582,342
         58,290  Dow Chemical                                       2,465,667
         78,780  duPont (E. I.) de Nemours                          3,084,237
         88,200  International Paper                                2,877,966
         37,680  Nalco Holding *                                      695,196
         66,800  PPG Industries                                     3,974,600
         19,070  Praxair                                            1,004,607
         20,500  Sherwin-Williams (The)                             1,084,450
         59,610  Smurfit-Stone Container *                            762,412
        113,940  Syngenta, ADR *                                    2,910,028
                                                              ---------------
                                                                   22,461,847
                                                              ---------------
                 CAPITAL GOODS - 12.58%
         32,470  Cooper Industries                                  2,651,175
         83,650  Deere                                              6,002,724
         23,200  Grainger (W.W.)                                    1,645,576
         30,790  Illinois Tool Works                                2,595,289
        129,240  Lockheed Martin                                    8,743,086
        208,250  Masco                                              6,174,613
        109,230  Northrop Grumman                                   6,786,460
         26,010  Tyco International                                   677,561
         73,960  United Technologies                                4,317,045
                                                              ---------------
                                                                   39,593,529
                                                              ---------------
                 COMMUNICATIONS - 4.59%
        283,420  Sprint                                             6,487,484
        137,230  Verizon Communications                             4,344,702
        170,926  Vodafone Group, SP ADR                             3,608,248
                                                              ---------------
                                                                   14,440,434
                                                              ---------------
                 CONSUMER CYCLICALS - 3.40%
         56,350  CBS, Class B                                       1,472,425
         70,620  Disney, Walt                                       1,787,392
         55,140  Hasbro                                             1,168,968
          8,500  Johnson Controls                                     588,540
         56,000  Reed Elsevier, SP ADR                              2,133,600
         42,000  Tribune                                            1,218,420
         56,350  Viacom, Class B *                                  2,337,398
                                                              ---------------
                                                                   10,706,743
                                                              ---------------
                 CONSUMER STAPLES - 4.35%
        135,540  Altria Group                                       9,804,963
         68,500  Archer-Daniels-Midland                             2,157,750
         30,430  Kimberly-Clark                                     1,738,162
                                                              ---------------
                                                                   13,700,875
                                                              ---------------
                 FINANCE - 20.55%
         54,160  American Express                                   2,840,692
          6,932  Ameriprise Financial                                 282,063
        298,774  Bank of America                                   13,214,774
        223,470  Citigroup                                         10,409,233
         85,870  Fannie Mae                                         4,975,308
         19,930  Franklin Resources                                 1,963,105
         23,980  Freddie Mac                                        1,627,283
         68,670  Goldman Sachs Group                                9,699,637
         16,490  Lehman Brothers Holdings                           2,316,020
        114,900  Mellon Financial                                   4,052,523

                                                                   MARKET
     SHARES                                                        VALUE
  ------------                                                   ---------
                 FINANCE (CONTINUED)
         24,740  Merrill Lynch                                $     1,857,232
         86,730  SunTrust Banks                                     6,196,859
         28,710  UBS                                                3,123,648
         34,190  Wells Fargo                                        2,132,088
                                                              ---------------
                                                                   64,690,465
                                                              ---------------
                 FOOD AND BEVERAGES - 4.44%
         16,920  Coca-Cola (The)                                      700,149
         40,360  Diageo, SP ADR                                     2,422,407
         58,320  Heinz (H.J.)                                       1,979,381
         95,470  Kellogg                                            4,095,663
         22,420  Nestle, SP ADR                                     1,640,680
         24,660  PepsiCo                                            1,410,059
         93,800  Sara Lee                                           1,714,664
                                                              ---------------
                                                                   13,963,003
                                                              ---------------
                 INSURANCE - 6.65%
        115,600  Allstate                                           6,016,980
         19,980  Chubb (The)                                        1,885,113
         10,800  CIGNA                                              1,313,280
         35,510  Hartford Financial Services Group                  2,919,987
         17,720  Lincoln National                                     966,272
        156,100  MetLife                                            7,829,976
                                                              ---------------
                                                                   20,931,608
                                                              ---------------
                 MEDICAL PRODUCTS AND SUPPLIES - 0.17%
         14,690  Baxter International                                 541,327
                                                              ---------------
                 OIL AND GAS EXTRACTION - 11.77%
         18,700  Amerada Hess                                       2,894,760
         58,700  BP, SP ADR                                         4,244,597
         45,536  Chevron                                            2,703,907
        111,360  ConocoPhillips                                     7,204,992
         36,630  Devon Energy                                       2,498,532
         33,820  EOG Resources                                      2,859,143
         90,550  Exxon Mobil                                        5,682,013
         20,400  Noble                                              1,640,976
         52,880  Total, SP ADR                                      7,314,890
                                                              ---------------
                                                                   37,043,810
                                                              ---------------
                 PHARMACEUTICALS - 6.30%
         70,340  Abbott Laboratories                                3,035,171
         10,400  Eli Lilly                                            588,848
        137,360  Johnson & Johnson                                  7,903,694
        134,730  Merck                                              4,648,185
         78,910  Wyeth                                              3,649,588
                                                              ---------------
                                                                   19,825,486
                                                              ---------------
                 RETAIL - 1.89%
          8,500  Federated Department Stores                          566,355
        165,960  Gap (The)                                          3,002,217
         22,200  Home Depot (The)                                     900,210
         13,300  Lowe's                                               845,215
         24,370  TJX                                                  622,166
                                                              ---------------
                                                                    5,936,163
                                                              ---------------
                 TECHNOLOGY - 3.62%
        147,720  Accenture, Class A                                 4,657,611
         35,380  Analog Devices                                     1,407,063
         80,700  Cisco Systems *                                    1,498,599

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 6

ABN AMRO FUNDS

VALUE FUND                                                      JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
     SHARES                                                        VALUE
  ------------                                                   ---------
                 TECHNOLOGY (CONTINUED)
         54,600  Intel                                        $     1,161,342
        141,110  Oracle *                                           1,773,753
         48,190  Symantec *                                           885,732
                                                              ---------------
                                                                   11,384,100
                                                              ---------------
                 TRANSPORTATION - 1.87%
         53,220  Burlington Northern Santa Fe                       4,263,986
         12,630  CNF                                                  647,288
         19,900  Norfolk Southern                                     991,816
                                                              ---------------
                                                                    5,903,090
                                                              ---------------
                 UTILITIES - 5.41%
         12,900  Allegheny Energy *                                   448,791
        104,970  Dominion Resources                                 7,928,384
         16,310  Entergy                                            1,133,708
         18,800  Exelon                                             1,079,496
         46,500  FPL Group                                          1,943,235
         50,960  PPL                                                1,535,425
         20,520  Pulbic Service Enterprise Group                    1,428,603
         30,380  TXU                                                1,538,443
                                                              ---------------
                                                                   17,036,085
                                                              ---------------
                 TOTAL COMMON STOCKS
                   (Cost $243,759,402)                            298,158,565
                                                              ---------------

INVESTMENT COMPANY - 0.75%

      2,350,692  BlackRock Liquidity Funds TempCash
                 Portfolio                                          2,350,692
                                                              ---------------
                 TOTAL INVESTMENT COMPANY
                   (Cost $2,350,692)                                2,350,692
                                                              ---------------
TOTAL INVESTMENTS - 95.48%
   (Cost $246,110,094)                                            300,509,257
                                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 4.52%                           14,240,828
                                                              ---------------
NET ASSETS - 100.00%                                          $   314,750,085
                                                              ===============

----------
*           Non-income producing security.

** At January 31, 2006, cost is identical for book and Federal income tax purposes.

            Gross unrealized appreciation                     $    61,142,556
            Gross unrealized depreciation                          (6,743,393)
                                                              ---------------
            Net unrealized appreciation                       $    54,399,163
                                                              ===============

SP ADR      Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 7

ABN AMRO FUNDS

VEREDUS SELECT GROWTH FUND                                      JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
     SHARES                                                         VALUE
  ------------                                                    ---------

COMMON STOCKS - 95.48%
              AEROSPACE/DEFENSE - 6.09%
       8,500  L-3 Communications Holdings                      $       688,670
      12,500  Precision Castparts                                      624,375
                                                               ---------------
                                                                     1,313,045
                                                               ---------------
              BASIC MATERIALS - 1.74%
       5,700  Cemex, SP ADR                                            376,086
                                                               ---------------
              BIOTECHNOLOGY - 5.87%
       8,700  Amgen *                                                  634,143
       8,900  Genzyme *                                                631,366
                                                               ---------------
                                                                     1,265,509
                                                               ---------------
              BUILDING - 10.08%
       6,300  Centex                                                   449,757
      10,066  D.R. Horton                                              375,663
       7,900  KB HOME                                                  601,980
       7,300  Pulte Homes                                              291,270
       6,300  Ryland Group (The)                                       455,868
                                                               ---------------
                                                                     2,174,538
                                                               ---------------
              COMMERCIAL SERVICES - 0.81%
       4,100  Monster Worldwide *                                      174,906
                                                               ---------------
              COMMUNICATIONS-INTERNET - 1.20%
         600  Google, Class A *                                        259,950
                                                               ---------------
              CONSUMER DISCRETIONARY - 5.73%
       2,200  Harman International Industries                          242,000
       7,400  Nike, Class B                                            599,030
       6,500  Starwood Hotels & Resorts Worldwide                      395,265
                                                               ---------------
                                                                     1,236,295
                                                               ---------------
              FINANCE - 12.41%
       8,100  Bear Stearns (The)                                     1,024,326
       7,500  CB Richard Ellis Group *                                 473,400
       1,075  Chicago Mercantile Exchange                              454,994
      11,800  Morgan Stanley                                           725,110
                                                               ---------------
                                                                     2,677,830
                                                               ---------------
              INDUSTRIAL - CONSTRUCTION & ENGINEERING - 4.45%
       5,700  Fluor                                                    501,315
       5,500  Jacobs Engineering Group *                               458,535
                                                               ---------------
                                                                       959,850
                                                               ---------------
              INFORMATION TECHNOLGY SERVICES - 5.09%
      11,000  Automatic Data Processing                                483,340
      16,900  Paychex                                                  614,315
                                                               ---------------
                                                                     1,097,655
                                                               ---------------
              INSURANCE - 7.35%
      16,000  Allstate                                                 832,800
       8,500  Aon                                                      290,870
      10,050  Assurant                                                 461,496
                                                               ---------------
                                                                     1,585,166
                                                               ---------------

                                                                    MARKET
     SHARES                                                         VALUE
  ------------                                                    ---------
              MEDICAL PRODUCTS AND SUPPLIES - 1.98%
       3,100  Intuitive Surgical *                             $       426,715
                                                               ---------------
              PHARMACEUTICALS - 1.60%
       7,100  AstraZeneca PLC,  SP ADR                                 345,344
                                                               ---------------
              RETAIL - 7.67%
       6,800  Chico's FAS *                                            296,208
       6,100  J.C. Penney                                              340,380
      10,200  Nordstrom                                                425,544
      10,800  Target                                                   591,300
                                                               ---------------
                                                                     1,653,432
                                                               ---------------
              SEMICONDUCTORS - 7.61%
      27,900  Freescale Semiconductor *                                704,475
       7,000  NVIDIA *                                                 314,720
      21,300  Texas Instruments                                        622,599
                                                               ---------------
                                                                     1,641,794
                                                               ---------------
              TECHNOLOGY - 5.61%
      12,100  Adobe Systems                                            480,612
       7,800  Autodesk                                                 316,602
      23,400  Cadence Design Systems *                                 413,244
                                                               ---------------
                                                                     1,210,458
                                                               ---------------
              TELECOMMUNICATIONS EQUIPMENT - 3.05%
      24,000  Comverse Technology *                                    657,360
                                                               ---------------
              TRANSPORTATION - 7.14%
       7,600  Burlington Northern Santa Fe                             608,912
       8,550  C.H. Robinson Worldwide                                  345,933
      35,500  Southwest Airlines                                       584,330
                                                               ---------------
                                                                     1,539,175
                                                               ---------------
              TOTAL COMMON STOCKS
                (Cost $19,272,120)                                  20,595,108
                                                               ---------------

INVESTMENT COMPANY - 3.65%

     788,020  BlackRock Liquidity Funds TempCash
              Portfolio                                                788,020
                                                               ---------------
              TOTAL INVESTMENT COMPANY
                (Cost $788,020)                                        788,020
                                                               ---------------
TOTAL INVESTMENTS - 99.13%
   (Cost $20,060,140)**                                             21,383,128
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - 0.87%                               187,802
                                                               ---------------
NET ASSETS - 100.00%                                           $    21,570,930
                                                               ===============

----------
*           Non-income producing security.

** At January 31, 2006, cost is identical for book and Federal income tax purposes.

            Gross unrealized appreciation                      $     1,695,402
            Gross unrealized depreciation                             (372,414)
                                                               ---------------
            Net unrealized appreciation                        $     1,322,988
                                                               ===============

SP ADR      Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES SCHEDULE OF INVESTMENTS.

| 8

ABN AMRO FUNDS

MID CAP FUND                                                    JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                                           VALUE
 ------------                                                      ---------

COMMON STOCKS - 99.15%

              ADVERTISING - 1.28%
     887,600  Interpublic Group *                               $     8,964,760
                                                                ---------------
              AGRICULTURE - 2.23%
     265,000  Bunge                                                  15,624,400
                                                                ---------------
              AUTOMOTIVE PARTS & EQUIPMENT - 4.04%
     362,800  BorgWarner                                             20,001,164
     113,200  Magna International, Class A                            8,376,800
                                                                ---------------
                                                                     28,377,964
                                                                ---------------
              BROADCASTING - 1.61%
     472,400  Hearst-Argyle Television                               11,280,912
                                                                ---------------
              CHEMICALS - 5.68%
     553,000  Engelhard                                              22,285,900
     312,200  FMC *                                                  17,614,324
                                                                ---------------
                                                                     39,900,224
                                                                ---------------
              COMMUNICATIONS EQUIPMENT - 6.53%
   2,114,370  Andrew *                                               27,423,379
     397,500  Harris                                                 18,455,925
                                                                ---------------
                                                                     45,879,304
                                                                ---------------
              COMPUTER HARDWARE - 5.47%
     464,630  Diebold                                                18,171,679
     416,700  Lexmark International Group, Class A *                 20,239,119
                                                                ---------------
                                                                     38,410,798
                                                                ---------------
              COMPUTER SOFTWARE - 3.99%
     357,300  Cognos *                                               13,613,130
   1,171,430  Mentor Graphics *                                      12,885,730
      53,800  Progress Software *                                     1,547,288
                                                                ---------------
                                                                     28,046,148
                                                                ---------------
              ELECTRICAL/ELECTRONIC EQUIPMENT & SERVICES - 13.56%
     799,395  American Power Conversion                              18,945,661
     501,470  Molex                                                  15,169,468
     197,400  Molex, Class A                                          5,454,162
      52,500  Paxar *                                                 1,061,550
   1,832,936  Symbol Technologies                                    22,636,760
     608,700  Tektronix                                              17,956,650
     310,400  Zebra Technologies *                                   13,977,312
                                                                ---------------
                                                                     95,201,563
                                                                ---------------
              ENGINEERING/CONSTRUCTION - 3.81%
     867,500  Chicago Bridge & Iron                                  26,762,375
                                                                ---------------
              ENTERTAINMENT AND LEISURE - 3.00%
   1,276,900  Mattel                                                 21,068,850
                                                                ---------------
              INFORMATION TECHNOLOGY CONSULTING & SERVICES - 4.39%
   4,608,700  Unisys *                                               30,832,203
                                                                ---------------
              INSURANCE - 2.50%
     384,790  Cincinnati Financial                                   17,523,337
                                                                ---------------
              MEDICAL PRODUCTS AND SUPPLIES - 8.26%
     489,900  Biomet                                                 18,523,119

                                                                     MARKET
    SHARES                                                           VALUE
 ------------                                                      ---------
              MEDICAL PRODUCTS AND SUPPLIES (CONTINUED)
     445,000  Edwards Lifesciences *                            $    19,108,300
     670,600  PerkinElmer                                            15,249,444
     133,500  Varian *                                                5,122,395
                                                                ---------------
                                                                     58,003,258
                                                                ---------------
              OIL & GAS - EQUIPMENT & SERVICES - 5.71%
     591,173  FMC Technologies *                                     30,634,585
     209,900  Veritas DGC *                                           9,458,094
                                                                ---------------
                                                                     40,092,679
                                                                ---------------
              PHARMACEUTICALS - 6.67%
     373,800  Alpharma, Class A                                      12,503,610
     984,600  King Pharmaceuticals *                                 18,461,250
     325,040  Shire Pharmaceuticals Group, ADR                       15,845,700
                                                                ---------------
                                                                     46,810,560
                                                                ---------------
              PRINTING AND PUBLISHING - 15.75%
     470,300  Belo, Class A                                          10,727,543
     933,600  New York Times, Class A                                26,420,880
   1,663,400  Pearson, SP ADR                                        21,624,200
   2,326,200  Reader's Digest Association, Class A                   36,963,318
     494,864  Scholastic *                                           14,870,663
                                                                ---------------
                                                                    110,606,604
                                                                ---------------
              TRUCKING - 4.67%
     393,200  CNF                                                    20,151,500
     588,100  Werner Enterprises                                     12,673,555
                                                                ---------------
                                                                     32,825,055
                                                                ---------------
              TOTAL COMMON STOCKS
                (Cost $576,928,417)                                 696,210,994
                                                                ---------------

INVESTMENT COMPANY - 1.03%

   7,198,100  BlackRock Liquidity Funds TempCash
              Portfolio                                               7,198,100
                                                                ---------------
              TOTAL INVESTMENT COMPANY
                (Cost $7,198,100)                                     7,198,100
                                                                ---------------
TOTAL INVESTMENTS - 100.18%
   (Cost $584,126,517)**                                            703,409,094
                                                                ---------------
NET OTHER ASSETS AND LIABILITIES - (0.18)%                           (1,263,429)
                                                                ---------------
NET ASSETS - 100.00%                                            $   702,145,665
                                                                ===============

----------
*           Non-income producing security.

** At January 31, 2006, cost is identical for book and Federal income tax purposes.

            Gross unrealized appreciation                       $   140,136,757
            Gross unrealized depreciation                           (20,854,180)
                                                                ---------------
            Net unrealized appreciation                         $   119,282,577
                                                                ===============

ADR         American Depositary Receipt

SP ADR      Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 9

ABN AMRO FUNDS

MID CAP GROWTH FUND                                             JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET
     SHARES                                                        VALUE
  ------------                                                   ---------

COMMON STOCKS - 99.28%

                 AEROSPACE/DEFENSE - 3.04%
          1,165  ARGON ST *                                   $        33,354
                                                              ---------------
                 CAPITAL GOODS - 9.16%
            560  Albany International, Class A                         20,720
            480  Donaldson                                             16,584
            250  Dover                                                 11,482
            350  Rockwell Automation                                   23,125
            475  Stericycle *                                          28,391
                                                              ---------------
                                                                      100,302
                                                              ---------------
                 COMMERCIAL SERVICES - 7.50%
            625  Cintas                                                26,625
            560  Ecolab                                                20,054
            790  Ritchie Bros. Auctioneers                             35,510
                                                              ---------------
                                                                       82,189
                                                              ---------------
                 CONSUMER CYCLICAL - 3.97%
            395  Harman International Industries                       43,450
                                                              ---------------
                 CONSUMER DISCRETIONARY - 2.52%
            530  Gentex                                                 8,851
            760  Jarden *                                              18,726
                                                              ---------------
                                                                       27,577
                                                              ---------------
                 FINANCE - 14.34%
            595  CIT Group                                             31,737
            845  East West Bancorp                                     31,189
            820  Investors Financial Services                          38,491
            385  Nelnet, Class A *                                     15,824
            360  Nuveen Investments, Class A                           16,333
            900  South Financial Group                                 23,472
                                                              ---------------
                                                                      157,046
                                                              ---------------
                 FOOD AND BEVERAGES - 1.70%
            575  United Natural Foods *                                18,590
                                                              ---------------
                 HEALTHCARE SERVICES - 1.50%
            180  Express Scripts *                                     16,432
                                                              ---------------
                 INSURANCE - 2.41%
            555  Delphi Financial Group, Class A                       26,451
                                                              ---------------
                 MEDICAL PRODUCTS AND SUPPLIES - 10.98%
            620  Advanced Medical Optics *                             27,640
            620  Edwards Lifesciences *                                26,623
            860  MedImmune *                                           29,343
            930  ResMed *                                              36,679
                                                              ---------------
                                                                      120,285
                                                              ---------------
                 PHARMACEUTICALS - 2.24%
            855  Endo Pharmaceutical Holdings *                        24,538
                                                              ---------------
                 RESTAURANTS - 5.65%
            815  California Pizza Kitchen *                            26,667
            955  Cheesecake Factory (The) *                            35,192
                                                              ---------------
                                                                       61,859
                                                              ---------------

                                                                   MARKET
     SHARES                                                        VALUE
  ------------                                                   ---------
                 RETAIL - 12.03%
            435  Carter's *                                   $        29,576
            690  Chico's FAS *                                         30,056
          1,335  Dollar General                                        22,562
            480  Tractor Supply *                                      24,518
            920  Urban Outfitters *                                    25,125
                                                              ---------------
                                                                      131,837
                                                              ---------------
                 TECHNOLOGY - 20.09%
          2,665  Activision *                                          38,216
            420  aQuantive *                                           10,924
            660  CheckFree *                                           34,201
          1,035  Cognos *                                              39,434
          1,100  THQ *                                                 28,875
          1,190  VeriSign *                                            28,263
          1,425  Xilinx                                                40,128
                                                              ---------------
                                                                      220,041
                                                              ---------------
                 TRANSPORTATION - 2.15%
            225  UTI Worldwide                                         23,564
                                                              ---------------
                 TOTAL COMMON STOCKS
                   (Cost $1,052,026)                                1,087,515
                                                              ---------------

INVESTMENT COMPANY - 1.14%

         12,511  BlackRock Liquidity Funds TempCash
                 Portfolio                                             12,511
                                                              ---------------
                 TOTAL INVESTMENT COMPANY
                   (Cost $12,511)                                      12,511
                                                              ---------------
TOTAL INVESTMENTS - 100.42%
   (Cost $1,064,537)**                                              1,100,026
                                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (0.42)%                             (4,620)
                                                              ---------------
NET ASSETS - 100.00%                                          $     1,095,406
                                                              ===============

----------
*           Non-income producing security.

** At January 31, 2006, cost is identical for book and Federal income tax purposes.

            Gross unrealized appreciation                     $        53,120
            Gross unrealized depreciation                             (17,631)
                                                              ---------------
            Net unrealized appreciation                       $        35,489
                                                              ===============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 10

ABN AMRO FUNDS

RIVER ROAD SMALL CAP VALUE FUND                                 JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET
     SHARES                                                        VALUE
  ------------                                                   ---------

COMMON STOCKS - 91.52%

                 BASIC MATERIALS - 0.39%
         26,000  Northgate Minerals *                         $        58,240
                                                              ---------------
                 CAPITAL GOODS - 1.11%
          5,600  Todd Shipyards                                       168,000
                                                              ---------------
                 COMMERCIAL SERVICES - 16.54%
          5,650  Adesa                                                144,640
          9,620  Coinmach Service, IDS                                155,459
          6,295  CPI                                                  125,270
         17,060  Geo Group (The) *                                    417,288
         11,820  Ingram Micro, Class A *                              228,717
         55,100  Mac-Gray *                                           683,240
          2,650  NCO Group *                                           45,129
         10,800  NuCo2 *                                              338,256
          4,690  Outlook Group                                         51,117
          8,310  Rent-A-Center *                                      170,355
          5,500  Volt Information Sciences *                          134,640
                                                              ---------------
                                                                    2,494,111
                                                              ---------------
                 COMMUNICATIONS - 5.74%
         13,700  Arbinet-thexchange *                                  89,872
          7,700  Atlantic Tele-Network                                300,300
          9,900  IDT *                                                120,978
          3,690  Journal Communications, Class A                       44,132
         13,480  United Online                                        184,272
          3,600  Value Line                                           125,100
                                                              ---------------
                                                                      864,654
                                                              ---------------
                 CONSUMER CYCLICALS - 1.50%
         11,450  Sands Regent (The) *                                 123,145
          1,950  Vulcan International                                 103,545
                                                              ---------------
                                                                      226,690
                                                              ---------------
                 ENTERTAINMENT AND LEISURE - 1.75%
          8,050  Ambassadors International                            138,057
          2,670  International Speedway, Class A                      126,158
                                                              ---------------
                                                                      264,215
                                                              ---------------
                 FINANCE - 11.95%
          8,850  Astoria Financial                                    254,880
         35,680  BB Holdings                                          236,202
          8,050  California Coastal Communities *                     316,606
          8,400  Cass Information Systems                             278,922
          1,800  Gyrodyne Company of America *                         76,000
         27,150  Medallion Financial                                  310,324
         10,800  Oppenheimer Holdings, Class A                        220,644
          2,400  Prospect Energy                                       38,688
          3,350  Republic Bancorp, Class A                             69,312
                                                              ---------------
                                                                    1,801,578
                                                              ---------------
                 FOOD AND BEVERAGES - 15.67%
         31,450  American Dairy *                                     386,835
          3,250  Arden Group, Class A                                 293,182
          4,500  Coca-Cola Bottling                                   202,275
          9,000  Foodarama Supermarkets *                             456,705
         22,320  Industrias Bachoco, SP ADR                           379,440
          6,850  J & J Snack Foods                                    207,418

                                                                   MARKET
     SHARES                                                        VALUE
  ------------                                                   ---------
                 FOOD AND BEVERAGES (CONTINUED)
         38,400  National Beverage                            $       331,392
          1,800  Village Super Market, Class A                        105,300
                                                              ---------------
                                                                    2,362,547
                                                              ---------------
                 HEALTH CARE SERVICES - 3.99%
         11,700  National Healthcare                                  469,755
          9,050  Psychemedics                                         132,130
                                                              ---------------
                                                                      601,885
                                                              ---------------
                 INSURANCE - 6.15%
         32,350  Capital Title Group                                  184,654
          1,800  Erie Indemnity, Class A                               95,400
          6,710  Gallagher (Arthur J.)                                195,663
          2,685  Hilb Rogal and Hobbs                                 104,393
          4,940  Midland (The)                                        184,262
            420  Wesco Financial                                      162,767
                                                              ---------------
                                                                      927,139
                                                              ---------------
                 OIL AND GAS EXTRACTION - 7.73%
         50,700  Chaparral Resources *                                275,808
          5,840  Cimarex Energy *                                     266,070
         12,950  Encore Acquisition *                                 468,143
          2,500  Houston Exploration (The) *                          155,225
                                                              ---------------
                                                                    1,165,246
                                                              ---------------
                 PHARMACEUTICALS - 0.51%
          2,510  Medicis Pharmaceutical, Class A                       77,584
                                                              ---------------
                 RESTAURANTS - 5.04%
          7,650  CBRL Group                                           335,835
          6,500  Frisch's Restaurants                                 149,175
          3,430  Jack in the Box *                                    136,377
         13,510  Nathan's Famous *                                    138,477
                                                              ---------------
                                                                      759,864
                                                              ---------------
                 RETAIL - 4.57%
          5,950  Barnes & Noble                                       252,399
          3,100  RadioShack                                            68,820
          5,750  Regis                                                222,813
          3,840  School Specialty *                                   144,192
                                                              ---------------
                                                                      688,224
                                                              ---------------
                 TRANSPORTATION - 3.03%
         10,600  CHC Helicopter, Class A                              247,934
          7,650  Laidlaw International                                208,080
                                                              ---------------
                                                                      456,014
                                                              ---------------
                 UTILITIES - 2.07%
          6,710  PICO Holdings *                                      237,333
          1,450  SJW                                                   73,950
                                                              ---------------
                                                                      311,283
                                                              ---------------
                 WASTE MANAGEMENT - 3.78%
          3,580  Casella Waste Systems, Class A *                      47,829
         89,800  Synagro Technologies                                 396,916

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 11

ABN AMRO FUNDS

RIVER ROAD SMALL CAP VALUE FUND                                 JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
     SHARES                                                        VALUE
  ------------                                                   ---------
                 WASTE MANAGEMENT (CONTINUED)
          8,360  Waste Industries USA                         $       125,734
                                                              ---------------

                                                                      570,479
                                                              ---------------

                 TOTAL COMMON STOCKS
                   (Cost $12,837,141)                              13,797,753
                                                              ---------------

INVESTMENT COMPANIES - 6.57%

        247,579  BlackRock Liquidity Funds TempCash
                 Portfolio                                            247,579
        743,798  BlackRock Liquidity Funds TempFund
                 Portfolio                                            743,798
                                                              ---------------

                 TOTAL INVESTMENT COMPANIES
                   (Cost $991,377)                                    991,377
                                                              ---------------

TOTAL INVESTMENTS - 98.09%
   (Cost $13,828,518)**                                            14,789,130
                                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 1.91%                              287,573
                                                              ---------------
NET ASSETS - 100.00%                                          $    15,076,703
                                                              ===============

----------
*           Non-income producing security.

** At January 31, 2006, cost is identical for book and Federal income tax purposes.

            Gross unrealized appreciation                     $     1,071,661
            Gross unrealized depreciation                            (111,049)
                                                              ---------------
            Net unrealized appreciation                       $       960,612
                                                              ===============

IDS         Income Deposit Security

SP ADR      Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 12

ABN AMRO FUNDS

TAMRO SMALL CAP FUND                                            JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET
     SHARES                                                        VALUE
  ------------                                                   ---------

COMMON STOCKS - 99.24%

                 BASIC MATERIALS - 6.43%
        114,510  Cabot Microelectronics *                     $     3,802,877
         86,740  Headwaters *                                       2,992,530
         46,520  Martin Marietta Materials                          3,943,966
                                                              ---------------
                                                                   10,739,373
                                                              ---------------
                 CAPITAL GOODS - 14.70%
        134,420  Baldor Electric                                    4,016,470
         81,892  Cognex                                             2,389,609
        187,445  General Cable *                                    4,592,402
         57,340  Manitowoc (The)                                    3,813,110
        251,570  Steelcase, Class A                                 4,238,955
         39,520  Teleflex                                           2,492,526
        119,490  Trex *                                             2,984,860
                                                              ---------------
                                                                   24,527,932
                                                              ---------------
                 COMMERCIAL SERVICES - 6.84%
         84,650  Cross Country Healthcare *                         1,672,684
        101,520  Education Management *                             3,108,543
         90,870  MAXIMUS                                            3,554,834
        101,260  Watson Wyatt & Co. Holdings                        3,082,354
                                                              ---------------
                                                                   11,418,415
                                                              ---------------
                 COMMUNICATIONS - 1.89%
        288,270  Radio One *                                        3,159,439
                                                              ---------------
                 CONSUMER CYCLICALS - 8.44%
        242,590  La-Z-Boy                                           3,963,920
        134,502  NetFlix *                                          3,705,530
        352,098  Six Flags *                                        4,087,858
         76,580  Vail Resorts *                                     2,327,266
                                                              ---------------
                                                                   14,084,574
                                                              ---------------
                 FINANCE - 13.35%
        152,820  FelCor Lodging Trust, REIT                         3,035,005
        121,690  First Marblehead (The)                             3,940,322
        158,445  Innkeepers USA Trust, REIT                         2,813,983
        371,420  Knight Capital Group *                             4,230,474
         37,110  Post Properties, REIT                              1,510,006
         84,900  Raymond James Financial                            3,613,344
         95,310  Washington REIT                                    3,143,324
                                                              ---------------
                                                                   22,286,458
                                                              ---------------
                 FOOD AND BEVERAGES - 4.56%
        215,030  Hain Celestial Group *                             5,012,349
         93,950  Performance Food Group *                           2,590,202
                                                              ---------------
                                                                    7,602,551
                                                              ---------------
                 MEDICAL PRODUCTS AND SUPPLIES - 2.47%
         74,150  Analogic                                           4,115,325
                                                              ---------------
                 OIL AND GAS EXTRACTION - 12.45%
         69,324  Helmerich & Payne                                  5,432,229
         67,730  Oceaneering International *                        4,023,839
         75,590  Tidewater                                          4,415,968
         76,220  Whiting Petroleum *                                3,528,986
        164,670  Willbros Group *                                   3,375,735
                                                              ---------------
                                                                   20,776,757
                                                              ---------------

                                                                   MARKET
     SHARES                                                        VALUE
  ------------                                                   ---------
                 PHARMACEUTICALS - 7.47%
        176,950  Andrx *                                      $     3,105,472
        163,900  NBTY *                                             3,391,091
        230,460  Perrigo                                            3,597,481
         34,220  Pharmaceutical Product Development                 2,367,340
                                                              ---------------
                                                                   12,461,384
                                                              ---------------
                 RESTAURANTS - 3.47%
        107,660  Bob Evans Farms                                    2,874,522
         89,200  California Pizza Kitchen *                         2,918,624
                                                              ---------------
                                                                    5,793,146
                                                              ---------------
                 RETAIL - 2.83%
        150,490  Cost Plus *                                        2,942,079
        197,590  Sharper Image *                                    1,782,262
                                                              ---------------
                                                                    4,724,341
                                                              ---------------
                 TECHNOLOGY - 12.31%
        114,050  Internet Security Systems *                        2,431,546
        100,260  ManTech International, Class A *                   2,803,270
        211,440  Packeteer *                                        2,736,034
        126,800  Power Integrations *                               3,358,932
        159,350  RSA Security *                                     2,449,209
        418,970  TIBCO Software *                                   3,347,570
        190,632  Viisage Technology *                               3,425,657
                                                              ---------------
                                                                   20,552,218
                                                              ---------------
                 TELECOMMUNICATIONS EQUIPMENT - 2.03%
        261,800  Andrew *                                           3,395,546
                                                              ---------------
                 TOTAL COMMON STOCKS
                   (Cost $122,564,577)                            165,637,459
                                                              ---------------

INVESTMENT COMPANY - 0.60%

      1,010,478  BlackRock Liquidity Funds TempCash
                 Portfolio                                          1,010,478
                                                              ---------------
                 TOTAL INVESTMENT COMPANY
                   (Cost $1,010,478)                                1,010,478
                                                              ---------------
TOTAL INVESTMENTS - 99.84%
   (Cost $123,575,055)**                                          166,647,937
                                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.16%                              263,444
                                                              ---------------
NET ASSETS - 100.00%                                          $   166,911,381
                                                              ===============

----------
*           Non-income producing security.

** At January 31, 2006, cost is identical for book and Federal income tax purposes.

            Gross unrealized appreciation                     $    45,423,803
            Gross unrealized depreciation                          (2,350,921)
                                                              ---------------
            Net unrealized appreciation                       $    43,072,882
                                                              ===============

REIT        Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 13

ABN AMRO FUNDS

VEREDUS AGGRESSIVE GROWTH FUND                                  JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
     SHARES                                                          VALUE
  ------------                                                     ---------

COMMON STOCKS - 98.75%

               AEROSPACE/DEFENSE - 3.28%
      767,400  BE Aerospace *                                   $    16,130,748
      161,850  DRS Technologies                                       8,042,326
                                                                ---------------
                                                                     24,173,074
                                                                ---------------
               BASIC MATERIALS - 1.57%
      278,375  Aleris International *                                11,585,967
                                                                ---------------
               BIOTECHNOLOGY - 3.36%
      226,200  Momenta Pharmaceutical *                               4,614,480
      311,050  United Therapeutics *                                 20,115,603
                                                                ---------------
                                                                     24,730,083
                                                                ---------------
               BUILDING - 11.43%
      346,150  Beazer Homes USA                                      25,213,566
       84,800  Building Materials Holding                             6,713,616
      156,450  Comstock Homebuilding *                                1,719,385
      332,325  Meritage Homes *                                      20,105,663
      297,700  Ryland Group (The)                                    21,541,572
      229,650  Standard-Pacific                                       8,933,385
                                                                ---------------
                                                                     84,227,187
                                                                ---------------
               COMMUNICATIONS-INTERNET - 4.56%
      867,350  Akamai Technologies *                                 18,934,250
      563,700  aQuantive *                                           14,661,837
                                                                ---------------
                                                                     33,596,087
                                                                ---------------
               COMPUTER SOFTWARE - 2.06%
       81,250  ANSYS *                                                3,563,625
      474,775  Radiant Systems *                                      6,646,850
      248,925  Witness Systems *                                      4,963,564
                                                                ---------------
                                                                     15,174,039
                                                                ---------------
               CONSUMER DISCRETIONARY - 1.13%
      121,950  Carter's *                                             8,291,380
                                                                ---------------
               FINANCE - 5.23%
       52,750  Chicago Mercantile Exchange                           22,326,438
      297,975  Jefferies Group                                       16,230,698
                                                                ---------------
                                                                     38,557,136
                                                                ---------------
               HEALTH CARE EQUIPMENT - 1.01%
      268,675  Syneron Medical *                                      7,474,539
                                                                ---------------
               HEALTHCARE SERVICES - 2.63%
      200,025  LCA-Vision                                            11,235,404
      293,725  VCA Antech *                                           8,127,371
                                                                ---------------
                                                                     19,362,775
                                                                ---------------
               HEALTH CARE SUPPLIES - 1.01%
      343,300  LifeCell *                                             7,449,610
                                                                ---------------
               INDUSTRIAL - 8.31%
       22,100  American Railcar Industries *                            660,326
      129,975  Astec Industries *                                     4,997,539
      459,550  Builders FirstSource *                                11,507,132
      165,875  General Cable *                                        4,063,937
       86,400  Greenbrier Cos.                                        3,062,880

                                                                     MARKET
     SHARES                                                          VALUE
  ------------                                                     ---------
               INDUSTRIAL (CONTINUED)
       14,450  H&E Equipment Services *                         $       333,795
      832,350  Steelcase, Class A                                    14,025,097
      528,525  URS *                                                 22,610,300
                                                                ---------------
                                                                     61,261,006
                                                                ---------------
               INDUSTRIAL - CONSTRUCTION & ENGINEERING - 8.06%
      272,950  Granite Construction                                  11,049,016
      264,500  Perini *                                               7,281,685
      811,600  Shaw Group (The) *                                    28,909,192
      204,850  Washington Group International *                      12,157,848
                                                                ---------------
                                                                     59,397,741
                                                                ---------------
               INFORMATION TECHNOLGY SERVICES - 2.50%
      182,450  Global Payments                                        9,292,179
      292,200  TALX                                                   9,157,548
                                                                ---------------
                                                                     18,449,727
                                                                ---------------
               MEDICAL PRODUCTS AND SUPPLIES - 8.94%
      179,375  Aspect Medical Systems *                               6,487,994
      172,725  Hologic *                                              8,888,428
      122,550  Intuitive Surgical *                                  16,869,007
      287,700  Kyphon *                                              11,959,689
      223,300  Neurometrix *                                          7,706,083
      412,125  NuVasive *                                             7,578,979
      253,625  Thoratec *                                             6,416,713
                                                                ---------------
                                                                     65,906,893
                                                                ---------------
               OIL AND GAS EXTRACTION - 0.85%
      231,750  Dresser-Rand Group *                                   6,241,028
                                                                ---------------
               PHARMACEUTICALS - 1.66%
      284,025  Adams Respiratory Therapeutics *                      12,264,200
                                                                ---------------
               RESTAURANTS - 2.57%
      306,050  California Pizza Kitchen *                            10,013,956
      746,575  Cosi *                                                 7,279,106
      103,950  Texas Roadhouse, Class A *                             1,612,265
                                                                ---------------
                                                                     18,905,327
                                                                ---------------
               RETAIL - 10.54%
      381,050  Aeropostale *                                         11,519,141
      363,250  AnnTaylor Stores *                                    12,103,490
      868,300  Charming Shoppes *                                    10,558,528
      593,095  Coldwater Creek *                                     12,099,138
      456,225  Genesco *                                             17,769,964
      115,125  Guess? *                                               4,884,754
    1,743,700  Wet Seal (The), Class A *                              8,753,374
                                                                ---------------
                                                                     77,688,389
                                                                ---------------
               SEMICONDUCTORS - 7.44%
      201,400  Netlogic Microsystems *                                7,312,834
    2,166,750  RF Micro Devices *                                    15,773,940
      225,675  SiRF Technology Holdings *                             7,602,991
      922,550  Trident Microsystems *                                24,097,006
                                                                ---------------
                                                                     54,786,771
                                                                ---------------
               TELECOMMUNICATIONS EQUIPMENT - 6.17%
      361,725  Blue Coat Systems *                                   14,827,108
    1,021,425  ECI Telecom *                                          8,528,899

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 14

ABN AMRO FUNDS

VEREDUS AGGRESSIVE GROWTH FUND                                  JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                     MARKET
     SHARES                                                          VALUE
  ------------                                                     ---------
               TELECOMMUNICATIONS EQUIPMENT (CONTINUED)
      881,100  Foundry Networks *                               $    13,242,933
      234,400  MasTec *                                               2,824,520
      462,950  Sierra Wireless *                                      6,027,609
                                                                ---------------
                                                                     45,451,069
                                                                ---------------
               TRANSPORTATION - 4.44%
    1,585,350  AirTran Holdings *                                    26,855,829
      174,775  American Commercial Lines *                            5,828,746
                                                                ---------------
                                                                     32,684,575
                                                                ---------------
               TOTAL COMMON STOCKS
                 (Cost $569,223,568)                                727,658,603
                                                                ---------------

INVESTMENT COMPANIES - 3.53%

   25,634,508  BlackRock Liquidity Funds TempCash
               Portfolio                                             25,634,508
      414,018  BlackRock Liquidity Funds TempFund
               Portfolio                                                414,018
                                                                ---------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $26,048,526)                                  26,048,526
                                                                ---------------
TOTAL INVESTMENTS - 102.28%
   (Cost $595,272,094)**                                            753,707,129
                                                                ---------------
NET OTHER ASSETS AND LIABILITIES - (2.28)%                          (16,813,412)
                                                                ---------------
NET ASSETS - 100.00%                                            $   736,893,717
                                                                ===============

----------
*           Non-income producing security.

** At January 31, 2006, cost is identical for book and Federal income tax purposes.

            Gross unrealized appreciation                       $   170,819,473
            Gross unrealized depreciation                           (12,384,438)
                                                                ---------------
            Net unrealized appreciation                         $   158,435,035
                                                                ===============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 15

ABN AMRO FUNDS

REAL ESTATE FUND                                                JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET
     SHARES                                                        VALUE
  ------------                                                   ---------

COMMON STOCKS - 90.31%

                 DIVERSIFIED - 4.09%
         46,100  Vornado Realty Trust                         $     4,072,474
                                                              ---------------
                 HEALTH CARE - 3.22%
         75,500  Ventas                                             2,310,300
         61,300  Windrose Medical Properties Trust                    901,110
                                                              ---------------
                                                                    3,211,410
                                                              ---------------
                 HOTELS - 8.52%
         91,300  Host Marriott                                      1,821,435
         55,200  Orient Express Hotels                              1,781,856
         28,000  Starwood Hotels & Resorts Worldwide                1,702,680
        108,000  Sunstone Hotel Investors                           3,186,000
                                                              ---------------
                                                                    8,491,971
                                                              ---------------
                 INDUSTRIAL - 9.22%
         79,685  AMB Property                                       4,159,557
         98,100  ProLogis Trust                                     5,024,682
                                                              ---------------
                                                                    9,184,239
                                                              ---------------
                 OFFICE PROPERTIES - 18.64%
         31,675  Alexandria Real Estate Equities                    2,795,319
         62,100  BioMed Realty Trust                                1,666,143
         64,500  Brookfield Properties                              1,948,545
         41,900  Corporate Office Properties Trust                  1,696,531
         94,484  Equity Office Properties Trust                     3,006,481
         73,400  Reckson Associates Realty                          2,930,862
         53,900  SL Green Realty                                    4,529,756
                                                              ---------------
                                                                   18,573,637
                                                              ---------------
                 RESIDENTIAL - 15.13%
        100,900  Archstone-Smith Trust                              4,728,174
         34,724  AvalonBay Communities                              3,454,343
         98,200  Equity Residential Properties Trust                4,164,662
         27,400  Essex Property Trust                               2,723,012
                                                              ---------------
                                                                   15,070,191
                                                              ---------------
                 RETAIL - 26.20%
         50,500  CBL & Associates Properties                        2,137,160
         64,600  Cedar Shopping Centers                               955,434
         63,400  Developers Diversified Realty                      3,123,084
        111,500  General Growth Properties                          5,753,400
        117,200  Kimco Realty                                       4,112,548
         30,400  Pan Pacific Retail Properties                      2,103,680
         95,600  Simon Property Group                               7,919,504
                                                              ---------------
                                                                   26,104,810
                                                              ---------------
                 STORAGE - 5.29%
        174,000  Extra Space Storage                                2,670,900
        121,300  U-Store-It-Trust                                   2,593,394
                                                              ---------------
                                                                    5,264,294
                                                              ---------------
                 TOTAL COMMON STOCKS
                   (Cost $65,326,598)                              89,973,026
                                                              ---------------

                                                                   MARKET
     SHARES                                                        VALUE
  ------------                                                   ---------

FOREIGN COMMON STOCKS - 5.14%

                 CANADA - 5.14%
        172,800  Boardwalk Real Estate Investment Trust       $     3,308,694
         80,000  Summit Real Estate Investment Trust                1,818,358
                                                              ---------------
                 TOTAL FOREIGN COMMON STOCKS
                   (Cost $3,788,739)                                5,127,052
                                                              ---------------

INVESTMENT COMPANY - 0.95%

        943,699  BlackRock Liquitity Funds TempCash
                 Portfolio                                            943,699
                                                              ---------------
                 TOTAL INVESTMENT COMPANY
                   (Cost $943,699)                                    943,699
                                                              ---------------
TOTAL INVESTMENTS - 96.40%
   (Cost $70,059,036)*                                             96,043,777
                                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 3.60%                            3,586,465
                                                              ---------------
NET ASSETS - 100.00%                                          $    99,630,242
                                                              ===============

----------
* At January 31, 2006, cost is identical for book and Federal income tax purposes.

            Gross unrealized appreciation                     $    26,069,542
            Gross unrealized depreciation                             (84,801)
                                                              ---------------
            Net unrealized appreciation                       $    25,984,741
                                                              ===============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 16

ABN AMRO Funds

VEREDUS SCITECH FUND                                            JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET
     SHARES                                                        VALUE
  ------------                                                   ---------

COMMON STOCKS - 93.62%

                 AEROSPACE/DEFENSE - 10.58%
          1,600  DRS Technologies                             $        79,504
          2,300  L-3 Communications Holdings                          186,346
          4,300  Ladish *                                             104,490
          3,000  Precision Castparts                                  149,850
                                                              ---------------
                                                                      520,190
                                                              ---------------
                 BIOTECHNOLOGY - 11.39%
          2,200  Amgen *                                              160,358
          2,500  Genzyme *                                            177,350
          2,100  Momenta Pharmaceutical *                              42,840
          2,775  United Therapeutics *                                179,459
                                                              ---------------
                                                                      560,007
                                                              ---------------
                 COMMUNICATIONS-INTERNET - 7.82%
          6,100  Akamai Technologies *                                133,163
          5,500  aQuantive *                                          143,055
            250  Google, Class A *                                    108,312
                                                              ---------------
                                                                      384,530
                                                              ---------------
                 COMPUTER SOFTWARE - 9.66%
          3,600  Adobe Systems                                        142,992
            700  ANSYS *                                               30,702
          2,100  Autodesk                                              85,239
          7,800  Cadence Design Systems *                             137,748
          3,200  Radiant Systems *                                     44,800
          1,675  Witness Systems *                                     33,399
                                                              ---------------
                                                                      474,880
                                                              ---------------
                 HEALTH CARE EQUIPMENT - 1.36%
          2,400  Syneron Medical *                                     66,768
                                                              ---------------
                 HEALTH CARE SUPPLIES - 2.36%
          5,350  LifeCell *                                           116,095
                                                              ---------------
                 INFORMATION TECHNOLOGY SERVICES - 2.74%
          1,450  Global Payments                                       73,849
          1,950  TALX                                                  61,113
                                                              ---------------
                                                                      134,962
                                                              ---------------
                 MEDICAL INSTRUMENTS - 11.64%
          1,925  Aspect Medical Systems *                              69,627
          1,200  Hologic *                                             61,752
            900  Intuitive Surgical *                                 123,885
          3,400  Kyphon *                                             141,338
          2,225  Neurometrix *                                         76,785
          2,875  NuVasive *                                            52,871
          1,825  Thoratec *                                            46,173
                                                              ---------------
                                                                      572,431
                                                              ---------------
                 PHARMACEUTICALS - 3.93%
          2,225  Adams Respiratory Therapeutics *                      96,076
          2,000  AstraZeneca PLC,  SP ADR                              97,280
                                                              ---------------

                                                                      193,356
                                                              ---------------

                                                                   MARKET
     SHARES                                                        VALUE
  ------------                                                   ---------
                 SEMICONDUCTORS - 21.45%
          6,500  Freescale Semiconductor *                    $       164,125
          1,900  Netlogic Microsystems *                               68,989
          2,300  NVIDIA *                                             103,408
         23,950  RF Micro Devices *                                   174,356
          1,475  SiRF Technology Holdings *                            49,693
          6,000  Texas Instruments                                    175,380
         12,200  Trident Microsystems *                               318,664
                                                              ---------------
                                                                    1,054,615
                                                              ---------------
                 TELECOMMUNICATIONS EQUIPMENT - 10.69%
          2,425  Blue Coat Systems *                                   99,401
          6,000  Comverse Technology *                                164,340
         11,000  ECI Telecom *                                         91,850
          7,900  Foundry Networks *                                   118,737
          3,950  Sierra Wireless *                                     51,429
                                                              ---------------
                                                                      525,757
                                                              ---------------
                 TOTAL COMMON STOCKS
                   (Cost $3,902,017)                                4,603,591
                                                              ---------------

INVESTMENT COMPANIES - 7.37%

        251,743  BlackRock Liquidity Funds TempCash
                 Portfolio                                            251,743
        110,550  BlackRock Liquidity Funds TempFund
                 Portfolio                                            110,550
                                                              ---------------
                 TOTAL INVESTMENT COMPANIES
                   (Cost $362,293)                                    362,293
                                                              ---------------
TOTAL INVESTMENTS - 100.99%
   (Cost $4,264,310)**                                              4,965,884
                                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (0.99)%                            (48,841)
                                                              ---------------
NET ASSETS - 100.00%                                          $     4,917,043
                                                              ===============

----------
*           Non-income producing security.

** At January 31, 2006, cost is identical for book and Federal income tax purposes.

            Gross unrealized appreciation                     $       769,566
            Gross unrealized depreciation                             (67,992)
                                                              ---------------
            Net unrealized appreciation                       $       701,574
                                                              ===============

SP ADR      Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 17

ABN AMRO FUNDS

BALANCED FUND                                                   JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

COMMON STOCKS - 63.65%

                 ADVERTISING - 1.77%
        18,900   Omnicom Group                                 $     1,545,831
                                                               ---------------
                 BIOTECHNOLOGY - 3.44%
        17,700   Amgen *                                             1,290,153
        28,300   Gilead Sciences *                                   1,722,621
                                                               ---------------
                                                                     3,012,774
                                                               ---------------
                 CAPITAL GOODS - 5.26%
        36,800   Dover                                               1,690,224
        19,000   Illinois Tool Works                                 1,601,510
        19,800   Rockwell Automation                                 1,308,186
                                                               ---------------
                                                                     4,599,920
                                                               ---------------
                 CHEMICALS - 2.00%
        33,300   Praxair                                             1,754,244
                                                               ---------------
                 COMMERCIAL SERVICES - 2.80%
        38,100   Cintas                                              1,623,060
        23,100   Ecolab                                                827,211
                                                               ---------------
                                                                     2,450,271
                                                               ---------------
                 COMMUNICATIONS - 1.27%
        59,900   Cisco Systems *                                     1,112,343
                                                               ---------------
                 CONSUMER CYCLICALS - 3.14%
        23,700   Harley-Davidson                                     1,268,661
        21,400   Johnson Controls                                    1,481,736
                                                               ---------------
                                                                     2,750,397
                                                               ---------------
                 ELECTRICAL - 1.39%
        37,200   General Electric                                    1,218,300
                                                               ---------------
                 FINANCE - 7.01%
        23,400   CIT Group                                           1,248,156
        33,100   Fifth Third Bancorp                                 1,243,567
        36,800   SLM                                                 2,059,328
        26,100   State Street                                        1,578,006
                                                               ---------------
                                                                     6,129,057
                                                               ---------------
                 FOOD AND BEVERAGES - 1.41%
        40,100   Sysco                                               1,230,268
                                                               ---------------
                 HEALTHCARE SERVICES - 2.55%
        11,900   Cardinal Health                                       857,276
        15,100   Express Scripts *                                   1,378,479
                                                               ---------------
                                                                     2,235,755
                                                               ---------------
                 INSURANCE - 3.08%
        30,600   AFLAC                                               1,436,670
        19,200   American International Group                        1,256,832
                                                               ---------------
                                                                     2,693,502
                                                               ---------------
                 MEDICAL PRODUCTS AND SUPPLIES - 4.18%
        34,400   Medtronic                                           1,942,568
        34,900   St. Jude Medical *                                  1,714,637
                                                               ---------------
                                                                     3,657,205
                                                               ---------------

                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

                 PHARMACEUTICALS - 0.90%
        30,800   Pfizer                                        $       790,944
                                                               ---------------
                 RETAIL - 8.43%
        48,200   Dollar General                                        814,580
        21,800   Home Depot (The)                                      883,990
        35,300   Kohl's *                                            1,566,967
        45,400   Starbucks *                                         1,439,180
        54,800   TJX                                                 1,399,044
        29,300   Walgreen                                            1,268,104
                                                               ---------------
                                                                     7,371,865
                                                               ---------------
                 TECHNOLOGY - 10.51%
        50,087   Dell *                                              1,468,050
        23,500   Electronic Arts *                                   1,282,630
        55,400   Intel                                               1,178,358
        57,700   Microsoft                                           1,624,255
       121,300   Oracle *                                            1,524,741
        72,300   Texas Instruments                                   2,113,329
                                                               ---------------
                                                                     9,191,363
                                                               ---------------
                 TELECOMMUNICATIONS EQUIPMENT - 2.75%
        50,200   QUALCOMM                                            2,407,592
                                                               ---------------
                 TRANSPORTATION - 1.76%
        93,500   Southwest Airlines                                  1,539,010
                                                               ---------------
                 TOTAL COMMON STOCKS
                   (Cost $46,177,462)                               55,690,641
                                                               ---------------

   PAR VALUE
--------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 21.22%

                 FEDERAL HOME LOAN MORTGAGE - 4.39%
$      600,000   4.900%, 11/03/08                                      597,541
        97,784   6.500%, 06/01/29, Gold Pool # C00785                  100,563
       288,977   6.000%, 11/01/31, Gold Pool # C01258                  292,570
       239,062   6.000%, 12/01/31, Gold Pool # C01272                  242,035
       500,000   6.250%, 07/15/32                                      588,265
       711,956   5.000%, 09/01/33, Gold Pool # A13890                  690,244
     1,221,189   6.000%, 02/01/35, Gold Pool # A34083                1,234,639
        93,573   6.000%, 10/01/35, Gold Pool # A47772                   94,594
                                                               ---------------
                                                                     3,840,451
                                                               ---------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.90%
       250,000   4.375%, 09/15/12, MTN                                 244,420
        63,206   7.000%, 03/01/13, Pool # 251572                        65,259
       139,110   6.000%, 08/01/13, Pool # 323250                       142,166
       300,000   4.125%, 04/15/14, MTN                                 285,656
        55,380   6.500%, 06/01/16, Pool # 582645                        56,927
       194,900   7.000%, 08/01/16, Pool # 545154                       201,324
       275,264   5.500%, 02/01/17, Pool # 631364                       277,325
       634,460   5.500%, 12/01/17, Pool # 254546                       639,054
       478,354   5.000%, 01/01/18, Pool # 681373                       473,817
       669,013   5.000%, 11/01/19, Pool # 785547                       661,611
       379,189   5.000%, 03/01/20, Pool # 255626                       374,995
       102,412   6.500%, 09/01/28, Pool # 430877                       105,467
        19,833   6.500%, 09/01/31, Pool # 253949                        20,381
       738,733   6.500%, 08/01/32, Pool # 545819                       759,147

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 18

ABN AMRO FUNDS

BALANCED FUND                                                   JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
   PAR VALUE                                                        VALUE
--------------                                                 ---------------

                 FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$      230,796   6.000%, 09/01/32, Pool # 847899               $       233,593
       132,536   6.000%, 02/01/34, Pool # 725162                       134,018
        78,594   6.000%, 02/01/34, Pool # 771952                        79,472
       785,523   4.500%, 09/01/34, Pool # 725866                       738,535
       367,436   6.000%, 09/01/34, Pool # 794267                       371,361
        88,541   7.500%, 02/01/35, Pool # 787557                        92,693
        91,942   7.500%, 04/01/35, Pool # 819231                        96,253
       893,302   5.000%, 05/01/35, Pool # 826641                       863,639
     1,457,236   5.000%, 07/01/35, Pool # 822000                     1,408,846
       331,767   6.000%, 11/01/35, Pool # 844078                       335,247
                                                               ---------------
                                                                     8,661,206
                                                               ---------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.43%
       626,628   4.015%, 11/16/26, Series 2005-50, Class A, CMO        610,643
       572,074   3.963%, 05/16/30, Series 2005-76, Class A, CMO        555,077
       966,981   4.919%, 09/16/34, Series 2005-29, Class AB, CMO       959,053
                                                               ---------------
                                                                     2,124,773
                                                               ---------------
                 U.S. TREASURY BONDS - 3.33%
       600,000   7.500%, 11/15/16                                      745,336
     1,000,000   6.250%, 08/15/23                                    1,177,501
       250,000   6.000%, 02/15/26                                      290,225
       650,000   5.250%, 11/15/28                                      696,948
                                                               ---------------
                                                                     2,910,010
                                                               ---------------
                 U.S. TREASURY INFLATION INDEX NOTE - 0.56%
       454,848   3.500%, 01/15/11                                      489,459
                                                               ---------------
                 U.S. TREASURY NOTES - 0.61%
       250,000   4.250%, 11/15/14                                      244,639
       300,000   4.125%, 05/15/15                                      290,660
                                                               ---------------
                                                                       535,299
                                                               ---------------
                 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                   (Cost $18,696,516)                               18,561,198
                                                               ---------------

CORPORATE NOTES AND BONDS - 10.24%

                 BASIC MATERIALS - 0.68%
       200,000   Albemarle, Senior Unsecured Notes
                   5.100%, 02/01/15                                    192,121
       200,000   Packaging Corp. of America, Unsubordinated
                   Notes
                   4.375%, 08/01/08                                    195,297
       190,000   Weyerhaeuser, Debentures
                   7.375%, 03/15/32                                    210,329
                                                               ---------------
                                                                       597,747
                                                               ---------------
                 CAPITAL GOODS - 0.11%
        50,000   Norampac, Senior Notes
                   6.750%, 06/01/13                                     46,750
        50,000   Owens-Brockway Glass Container
                   7.750%, 05/15/11                                     52,500
                                                               ---------------
                                                                        99,250
                                                               ---------------

                                                                    MARKET
   PAR VALUE                                                        VALUE
--------------                                                 ---------------

                 COMMUNICATIONS - 1.26%
$      200,000   AT&T
                   6.000%, 03/15/09                            $       203,891
       200,000   British Sky Broadcasting
                   6.875%, 02/23/09                                    208,833
       175,000   Nextel Communications, Senior Notes, Series E
                   6.875%, 10/31/13                                    183,630
        50,000   PanAmSat, Senior Secured Notes
                   6.375%, 01/15/08                                     50,563
       250,000   Sprint Capital
                   6.000%, 01/15/07                                    252,161
       200,000   Telecom Italia Capital
                   6.375%, 11/15/33                                    198,278
                                                               ---------------
                                                                     1,097,356
                                                               ---------------
                 CONSUMER CYCLICALS - 0.80%
        50,000   D.R. Horton, Senior Notes
                   6.875%, 05/01/13                                     52,251
       375,000   Hughes Supply
                   5.500%, 10/15/14                                    380,533
       275,000   NVR, Senior Notes
                   5.000%, 06/15/10                                    265,728
                                                               ---------------
                                                                       698,512
                                                               ---------------
                 ELECTRONICS - 0.06%
        50,000   L-3 Communications, Senior Subordinated Notes
                   7.625%, 06/15/12                                     52,625
                                                               ---------------
                 ENTERTAINMENT AND LEISURE - 0.12%
        50,000   Caesars Entertainment, Senior Subordinated
                   Notes
                   9.375%, 02/15/07                                     52,062
        50,000   MGM MIRAGE, Senior Subordinated Notes
                   9.750%, 06/01/07                                     52,750
                                                               ---------------
                                                                       104,812
                                                               ---------------
                 FINANCE - 3.48%
       200,000   American General Finance, MTN, Series I
                   5.400%, 12/01/15                                    197,936
       250,000   Beaver Valley Funding, Debentures, SLOB
                   9.000%, 06/01/17                                    289,438
       250,000   Block Financial
                   5.125%, 10/30/14                                    233,131
       250,000   CIT Group, Senior Notes
                   5.200%, 11/03/10                                    250,494
       160,000   Fresenius Medical Capital Trust II
                   7.875%, 02/01/08                                    164,400
       200,000   Goldman Sachs Group
                   4.125%, 01/15/08                                    196,711
       150,000   HSBC Finance
                   5.500%, 01/19/16                                    149,731
       250,000   International Lease Finance
                   5.625%, 06/01/07                                    251,529
       300,000   John Deere Capital
                   4.875%, 10/15/10                                    297,734
       200,000   Key Bank NA, Subordinated Notes
                   4.950%, 09/15/15                                    193,579
       300,000   MBNA America Bank NA
                   6.500%, 06/20/06                                    302,048
       280,000   Morgan Stanley, Subordinated Notes
                   4.750%, 04/01/14                                    266,884

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 19

ABN AMRO FUNDS

BALANCED FUND                                                   JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 FINANCE (CONTINUED)
$      250,000   Westpac Capital Trust III, Subordinated Notes
                   5.819%, 12/29/49 (a) (b)                    $       253,428
                                                               ---------------
                                                                     3,047,043
                                                               ---------------
                 FOOD AND BEVERAGES - 0.82%
       200,000   Albertson's, Debentures
                   7.450%, 08/01/29                                    179,809
        50,000   Constellation Brands, Series B
                   8.000%, 02/15/08                                     52,500
        50,000   Delhaize America
                   8.125%, 04/15/11                                     54,583
       200,000   Kraft Foods
                   6.250%, 06/01/12                                    209,264
       215,000   Kroger
                   6.200%, 06/15/12                                    219,665
                                                               ---------------
                                                                       715,821
                                                               ---------------
                 HEALTHCARE SERVICES - 0.11%
        50,000   HCA
                   6.300%, 10/01/12                                     50,006
        50,000   Omnicare, Senior Subordinated Notes
                   6.125%, 06/01/13                                     48,625
                                                               ---------------
                                                                        98,631
                                                               ---------------
                 OIL AND GAS EXTRACTION - 1.10%
       150,000   Amerada Hess
                   7.875%, 10/01/29                                    182,772
        50,000   Chesapeake Energy
                   6.500%, 08/15/17                                     50,000
       200,000   Halliburton
                   5.500%, 10/15/10                                    203,582
       300,000   Pioneer Natural Resources
                   6.500%, 01/15/08                                    306,782
        50,000   Premcor Refining Group, Senior Notes
                   6.750%, 02/01/11                                     53,155
        50,000   Pride International, Senior Notes
                   7.375%, 07/15/14                                     54,000
        50,000   Western Oil Sands, Secured
                   8.375%, 05/01/12                                     56,375
        50,000   Williams Companies, Debentures, Series A
                   7.500%, 01/15/31                                     53,250
                                                               ---------------
                                                                       959,916
                                                               ---------------
                 PHARMACEUTICALS - 0.06%
        50,000   Mylan Laboratories
                   6.375%, 08/15/15                                     51,000
                                                               ---------------
                 RESTAURANTS - 0.23%
       190,000   Yum! Brands, Senior Notes
                   7.650%, 05/15/08                                    199,840
                                                               ---------------
                 TRANSPORTATION - 0.30%
       275,000   Ryder System
                   4.625%, 04/01/10                                    265,991
                                                               ---------------
                 UTILITIES - 1.11%
       200,000   CenterPoint Energy, Senior Notes, Series B
                   7.250%, 09/01/10                                    214,075
       175,000   CILCORP, Senior Notes
                   8.700%, 10/15/09                                    193,421

                                                                    MARKET
   PAR VALUE                                                        VALUE
--------------                                                 ---------------

                 UTILITIES (CONTINUED)
$      215,000   NiSource Finance, Senior Notes
                   6.150%, 03/01/13                            $       223,921
        50,000   TXU, Senior Notes, Series P
                   5.550%, 11/15/14                                     47,202
       300,000   Virginia Electric & Power
                   4.500%, 12/15/10                                    290,567
                                                               ---------------
                                                                       969,186
                                                               ---------------
                 TOTAL CORPORATE NOTES AND BONDS
                   (Cost $9,057,907)                                 8,957,730
                                                               ---------------
ASSET-BACKED SECURITY - 0.69%

       620,000   WFS Financial Owner Trust Series
                   Series 2004-1, Class A4
                   2.810%, 08/22/11                                    604,146
                                                               ---------------
                 TOTAL ASSET-BACKED SECURITY
                   (Cost $607,920)                                     604,146
                                                               ---------------
FOREIGN GOVERNMENT BOND - 0.34%

       275,000   Republic of Philippines
                   8.250%, 01/15/14                                    295,281
                                                               ---------------
                 TOTAL FOREIGN GOVERNMENT BOND
                   (Cost $273,753)                                     295,281
                                                               ---------------

    SHARES
--------------

INVESTMENT COMPANIES - 6.62%

     4,511,013   BlackRock Liquidity Funds TempCash Portfolio        4,511,013
     1,283,062   BlackRock Liquidity Funds TempFund Portfolio        1,283,062
                                                               ---------------

                 TOTAL INVESTMENT COMPANIES
                   (Cost $5,794,075)                                 5,794,075
                                                               ---------------
TOTAL INVESTMENTS - 102.76%
  (Cost $80,607,633)**                                              89,903,071
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - (2.76)%                          (2,414,423)
                                                               ---------------
NET ASSETS - 100.00%                                           $    87,488,648
                                                               ===============

----------
*     Non-income producing security.

** At January 31, 2006, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                            $    11,173,169
      Gross unrealized depreciation                                 (1,877,731)
                                                               ---------------
      Net unrealized appreciation                              $     9,295,438
                                                               ===============

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2006, this security amounted to $253,428 or 0.29% of net assets. This security has been determined by the Adviser to be a liquid security.

(b) Variable rate security. Bond will pay an initial coupon rate for the first period and then a variable rate for the following periods until maturity. The coupon rate will be 5.819% until September 2013 and will be a variable thereafter. The maturity date shown is the next scheduled reset date.

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 20

ABN AMRO FUNDS

BALANCED FUND                                                   JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

CMO              Collateralized Mortgage Obligation

MTN              Medium Term Note

SLOB             Secured Lease Obligation Bond

                  PORTFOLIO COMPOSITION
                  Common Stocks................................   62%
                  Investment Company...........................    6%
                  US Government Obligations....................    4%
                  US Government Agency Obligations.............   16%
                  Corporate Notes and Bonds (Moody's Ratings)
                  Aaa..........................................    1%
                  Aa...........................................    1%
                  A............................................    3%
                  Baa..........................................    4%
                  Ba...........................................    2%
                  B............................................    1%
                                                                 ---
                                                                 100%
                                                                 ===

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 21

ABN AMRO FUNDS

MONTAG & CALDWELL BALANCED FUND                                JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

COMMON STOCKS - 62.10%

                 ADVERTISING - 1.43%
         9,900   Omnicom Group                                 $       809,721
                                                               ---------------
                 BIOTECHNOLOGY - 5.00%
        18,600   Amgen *                                             1,355,754
        17,200   Genentech *                                         1,477,824
                                                               ---------------
                                                                     2,833,578
                                                               ---------------
                 CAPITAL GOODS - 2.81%
         8,500   Illinois Tool Works                                   716,465
        12,100   3M                                                    880,275
                                                               ---------------
                                                                     1,596,740
                                                               ---------------
                 COMMERCIAL SERVICES - 1.65%
        25,700   Paychex                                               934,195
                                                               ---------------
                 COMMUNICATIONS - 1.19%
        18,800   Cisco Systems *                                       349,116
        17,900   Juniper Networks *                                    324,527
                                                               ---------------
                                                                       673,643
                                                               ---------------
                 CONSUMER CYCLICALS - 3.77%
        28,900   eBay *                                              1,245,590
        11,000   Nike, Class B                                         890,450
                                                               --------------
                                                                     2,136,040
                                                               ---------------
                 CONSUMER STAPLES - 6.05%
        15,450   Colgate-Palmolive                                     848,050
        17,800   Estee Lauder, Class A                                 649,166
        32,665   Procter & Gamble                                    1,934,748
                                                               ---------------
                                                                     3,431,964
                                                               ---------------
                 ELECTRICAL - 2.10%
        36,400   General Electric                                    1,192,100
                                                               ---------------
                 FINANCE - 2.12%
        22,900   American Express                                    1,201,105
                                                               ---------------
                 FOOD AND BEVERAGES - 2.15%
        21,370   PepsiCo                                             1,221,937
                                                               ---------------
                 INSURANCE - 1.14%
         9,900   American International Group                          648,054
                                                               ---------------
                 MEDICAL PRODUCTS AND SUPPLIES - 6.17%
        18,720   Johnson & Johnson                                   1,077,149
        22,480   Medtronic                                           1,269,445
        23,100   Stryker                                             1,152,690
                                                               ---------------
                                                                     3,499,284
                                                               ---------------
                 OIL AND GAS EXTRACTION - 9.30%
        10,100   Baker Hughes                                          782,144
        11,300   ConocoPhillips                                        731,110
        21,800   Halliburton                                         1,734,190
        15,900   Schlumberger                                        2,026,455
                                                               ---------------
                                                                     5,273,899
                                                               ---------------

                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

                 PHARMACEUTICALS - 3.43%
        11,600   Caremark Rx *                                 $       571,880
        24,300   Eli Lilly                                           1,375,866
                                                               ---------------
                                                                     1,947,746
                                                               ---------------
                 RESTAURANTS - 2.29%
        37,100   McDonald's                                          1,298,871
                                                               ---------------
                 RETAIL - 2.28%
         9,500   Bed Bath & Beyond *                                   355,395
         8,700   Costco Wholesale                                      434,043
        11,400   Kohl's *                                              506,046
                                                               ---------------
                                                                     1,295,484
                                                               ---------------
                 TECHNOLOGY - 5.64%
        25,100   Hewlett-Packard                                       782,618
        25,500   Maxim Integrated Products                           1,046,520
        48,600   Microsoft                                           1,368,090
                                                               ---------------
                                                                     3,197,228
                                                               ---------------
                 TELECOMMUNICATIONS EQUIPMENT - 1.61%
        19,100   QUALCOMM                                              916,036
                                                               ---------------
                 TRANSPORTATION - 1.97%
        14,900   United Parcel Service, Class B                      1,116,159
                                                               ---------------
                 TOTAL COMMON STOCKS
                  (Cost $30,145,838)                                35,223,784
                                                               ---------------

  PAR VALUE
--------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 17.23%

                 FEDERAL HOME LOAN MORTGAGE - 3.65%
$       39,911   7.500%, 03/15/07, CMO, Class J                         39,863
       700,000   2.750%, 03/15/08, MTN                                 671,962
       400,000   5.125%, 10/15/08                                      403,728
       900,000   6.625%, 09/15/09                                      953,187
                                                               ---------------
                                                                     2,068,740
                                                               ---------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.88%
       900,000   6.000%, 05/15/11                                      950,001
       700,000   4.375%, 09/15/12, MTN                                 684,375
                                                               ---------------
                                                                     1,634,376
                                                               ---------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.00%
           282   9.000%, 09/15/08, Pool # 27056                            294
                                                               ---------------
                 U.S. TREASURY BONDS - 4.25%
       775,000   8.000%, 11/15/21                                    1,054,303
       550,000   6.875%, 08/15/25                                      698,049
       550,000   6.125%, 08/15/29                                      658,368
                                                               ---------------
                                                                     2,410,720
                                                               ---------------
                 U.S. TREASURY NOTES - 6.45%
       825,000   6.500%, 10/15/06                                      835,635
       650,000   3.500%, 11/15/06                                      644,693
       500,000   3.250%, 08/15/08                                      485,333
       500,000   3.125%, 04/15/09                                      479,844

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 22

ABN AMRO FUNDS

MONTAG & CALDWELL BALANCED FUND                                JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 U.S. TREASURY NOTES (CONTINUED)
$      600,000   4.250%, 08/15/13                              $       589,126
       650,000   4.000%, 02/15/15                                      624,203
                                                               ---------------
                                                                     3,658,834
                                                               ---------------
                 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                 (Cost $9,776,542)                                   9,772,964
                                                               ---------------
CORPORATE NOTES AND BONDS - 14.25%

                 COMMUNICATIONS - 1.44%
       750,000   BellSouth Capital Funding
                   7.750%, 02/15/10                                    818,790
                                                               ---------------
                 FINANCE - 7.34%
       750,000   General Electric Capital, MTN, Series A
                   5.875%, 02/15/12                                    780,738
       800,000   Goldman Sachs Group
                   5.150%, 01/15/14                                    787,746
       800,000   National Rural Utilities Cooperative
                   Finance, Collateral Trust
                   6.200%, 02/01/08                                    817,961
       900,000   Wachovia
                   4.950%, 11/01/06                                    899,639
       900,000   Wells Fargo
                   4.200%, 01/15/10                                    874,996
                                                               ---------------
                                                                     4,161,080
                                                               ---------------
                 INDUSTRIAL - 1.35%
       700,000   Honeywell International
                   7.500%, 03/01/10                                    765,550
                                                               ---------------
                 OIL AND GAS EXTRACTION - 1.33%
       750,000   Conoco Funding
                   5.450%, 10/15/06                                    752,344
                                                               ---------------
                 PHARMACEUTICALS - 1.26%
       750,000   Abbott Laboratories
                   4.350%, 03/15/14                                    714,635
                                                               ---------------
                 RETAIL - 1.53%
       900,000   Wal-Mart Stores
                   4.125%, 07/01/10                                    870,988
                                                               ---------------
                 TOTAL CORPORATE NOTES AND BONDS
                  (Cost $8,203,041)                                  8,083,387
                                                               ---------------
ASSET-BACKED SECURITY - 0.78%

       439,091   PECO Energy Transition Trust
                   Series 1999-A, Class A-6
                   6.050%, 03/01/09                                    442,257
                                                               ---------------
                 TOTAL ASSET-BACKED SECURITY
                  (Cost $431,839)                                      442,257
                                                               ---------------

                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

INVESTMENT COMPANIES - 5.52%

     2,849,944   BlackRock Liquidity Funds TempCash Portfolio        2,849,944
       281,185   BlackRock Liquidity Funds TempFund Portfolio  $       281,185
                                                               ---------------
                 TOTAL INVESTMENT COMPANIES
                  (Cost $3,131,129)                                  3,131,129
                                                               ---------------
TOTAL INVESTMENTS - 99.88%
   (Cost $51,688,389)**                                             56,653,521
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - 0.12%                                68,094
                                                               ---------------
NET ASSETS - 100.00%                                           $    56,721,615
                                                               ===============

----------
*     Non-income producing security.

** At January 31, 2006, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                            $     5,936,586
      Gross unrealized depreciation                                   (971,454)
                                                               ---------------
      Net unrealized appreciation                              $     4,965,132
                                                               ===============

CMO   Collateralized Mortgage Obligation
MTN   Medium Term Note

         PORTFOLIO COMPOSITION
         Common Stocks ......................................    62%
         Investment Companies ...............................     5%
         U.S. Government Obligations ........................    11%
         U.S. Government Agency Obligations .................     7%
         Corporate Notes and Bonds (Moody's Ratings)
            Aaa .............................................     2%
            Aa ..............................................     6%
            A ...............................................     7%
                                                               ----
                                                                100%
                                                               ====

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 23

ABN AMRO FUNDS

BOND FUND                                                      JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET
   PAR VALUE                                                       VALUE
--------------                                                 ---------------

U.S.GOVERNMENT AND AGENCY OBLIGATIONS - 57.47%

                 FEDERAL HOME LOAN BANK - 1.91%
$    2,050,000   4.080%, 05/04/07 (a)                          $     2,048,411
     1,250,000   4.430%, 04/07/08                                    1,241,153
                                                               ---------------
                                                                     3,289,564
                                                               ---------------
                 FEDERAL HOME LOAN MORTGAGE - 14.35%
     2,300,000   4.900%, 11/03/08                                    2,290,572
       353,194   6.000%, 11/01/31, Gold Pool # C01258                  357,586
       774,491   6.000%, 12/01/31, Gold Pool # C01272                  784,120
     1,210,865   6.000%, 01/01/32, Gold Pool # C01286                1,225,921
     4,000,000   6.250%, 07/15/32                                    4,706,116
     2,204,333   6.500%, 08/01/32, Gold Pool # C01385                2,262,646
     1,717,925   6.000%, 03/01/33, Gold Pool # C77186                1,738,691
     7,196,297   5.000%, 07/01/33, Gold Pool # C01585                6,976,843
     3,826,393   6.000%, 02/01/35, Gold Pool # A34083                3,868,537
       525,923   6.000%, 10/01/35, Gold Pool # A47772                  531,659
                                                               ---------------
                                                                    24,742,691
                                                               ---------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.00%
     1,500,000   4.375%, 09/15/12, MTN                               1,466,519
     2,000,000   4.125%, 04/15/14, MTN                               1,904,370
     2,622,153   5.500%, 04/01/17, Pool # 254259                     2,641,137
     3,172,302   5.500%, 12/01/17, Pool # 254546                     3,195,268
     1,516,073   5.500%, 01/01/18, Pool # 681373                     1,501,691
     2,695,408   5.000%, 03/01/18, Pool # 675713                     2,668,301
     4,220,996   5.000%, 03/01/20, Pool # 255626                     4,174,299
       163,860   6.500%, 09/01/28, Pool # 430877                       168,747
       666,390   6.500%, 09/01/31, Pool # 253949                       684,805
     1,846,832   6.500%, 08/01/32, Pool # 545819                     1,897,868
     1,297,392   6.000%, 09/01/32, Pool # 847899                     1,313,117
       441,808   6.000%, 02/01/34, Pool # 771952                       446,747
     6,093,394   5.000%, 02/01/35, Pool # 807899                     5,891,055
       564,760   7.500%, 02/01/35, Pool # 787557                       591,241
       586,284   7.500%, 04/01/35, Pool # 819231                       613,773
     3,349,186   5.000%, 05/01/35, Pool # 826641                     3,237,972
     4,606,745   5.000%, 07/01/35, Pool # 822000                     4,453,772
     4,415,639   5.500%, 07/01/35, Pool # 787577                     4,371,182
     1,864,771   6.000%, 11/01/35, Pool # 844078                     1,884,333
                                                               ---------------
                                                                    43,106,197
                                                               ---------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.20%
     2,294,345   4.015%, 11/16/26, Series 2005-50, Class A, CMO      2,235,817
     2,188,805   3.963%, 05/16/30, Series 2005-76, Class A, CMO      2,123,774
     2,900,944   4.919%, 09/16/34, Series 2005-29, Class AB, CMO     2,877,160
                                                               ---------------
                                                                     7,236,751
                                                               ---------------
                 U.S. TREASURY BONDS - 5.24%
     1,500,000   6.250%, 08/15/23                                    1,766,251
     3,500,000   6.000%, 02/15/26                                    4,063,147
     3,000,000   5.250%, 11/15/28                                    3,216,681
                                                               ---------------
                                                                     9,046,079
                                                               ---------------
                 U.S. TREASURY INFLATION INDEX NOTE - 1.06%
     1,705,680   3.500%, 01/15/11                                    1,835,472
                                                               ---------------

                                                                   MARKET
   PAR VALUE                                                       VALUE
--------------                                                 ---------------

                 U.S. TREASURY NOTES - 5.71%
$    2,500,000   4.250%, 10/31/07                              $     2,488,575
     1,500,000   4.000%, 06/15/09                                    1,477,266
     5,000,000   4.000%, 03/15/10                                    4,906,055
     1,000,000   4.250%, 11/15/14                                      978,555
                                                               ---------------
                                                                     9,850,451
                                                               ---------------
                 TOTAL U.S. GOVERNMENT AND AGENCY
                    OBLIGATIONS
                    (Cost $99,957,678)                              99,107,205
                                                               ---------------

CORPORATE NOTES AND BONDS - 31.36%

                 BASIC MATERIALS - 2.32%
     1,000,000   Albemarle, Senior Unsecured Notes
                    5.100%, 02/01/15                                   960,605
       525,000   Cascades, Senior Notes
                    7.250%, 02/15/13                                   471,188
     1,500,000   Packaging of America,  Unsubordinated Notes
                    4.375%, 08/01/08                                 1,464,729
     1,000,000   Weyerhaeuser, Debentures
                    7.375%, 03/15/32                                 1,106,996
                                                               ---------------
                                                                     4,003,518
                                                               ---------------
                 CAPITAL GOODS - 0.70%
       450,000   Norampac, Senior Notes
                    6.750%, 06/01/13                                   420,750
       750,000   Owens-Brockway Glass Container
                    7.750%, 05/15/11                                   787,500
                                                               ---------------
                                                                     1,208,250
                                                               ---------------
                 COMMUNICATIONS - 3.13%
     1,000,000   AT&T
                    6.000%, 03/15/09                                 1,019,454
       765,000   British Sky Broadcasting
                    6.875%, 02/23/09                                   798,788
       800,000   Nextel Communications, Senior Notes, Series E
                    6.875%, 10/31/13                                   839,452
     1,000,000   PanAmSat, Senior Secured Notes
                    6.375%, 01/15/08                                 1,011,250
     1,750,000   Telecom Italia Capital
                    6.375%, 11/15/33                                 1,734,932
                                                               ---------------
                                                                     5,403,876
                                                               ---------------
                 CONSUMER CYCLICALS - 2.03%
       750,000   D.R. Horton, Senior Notes
                    6.875%, 05/01/13                                   783,770
     1,730,000   Hughes Supply
                    5.500%, 10/15/14                                 1,755,526
     1,000,000   NVR, Senior Notes
                    5.000%, 06/15/10                                   966,282
                                                               ---------------
                                                                     3,505,578
                                                               ---------------
                 ELECTRONICS - 0.43%
       700,000   L-3 Communications, Senior Subordinated Notes
                    7.625%, 06/15/12                                   736,750
                                                               ---------------
                 ENTERTAINMENT AND LEISURE - 1.04%
     1,125,000   Caesars Entertainment, Senior Subordinated
                    Notes
                    9.375%, 02/15/07                                 1,171,406

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 24

ABN AMRO FUNDS

BOND FUND                                                      JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
   PAR VALUE                                                       VALUE
--------------                                                 ---------------

                 ENTERTAINMENT AND LEISURE (CONTINUED)
$      590,000   MGM MIRAGE, Senior Subordinated Notes
                    9.750%, 06/01/07                           $       622,450
                                                               ---------------
                                                                     1,793,856
                                                               ---------------
                 FINANCE - 9.99%
     1,415,000   American General Finance, MTN, Series I
                    5.400%, 12/01/15                                 1,400,396
       750,000   Beaver Valley Funding, Debentures, SLOB
                    9.000%, 06/01/17                                   868,315
     1,400,000   Block Financial
                    5.125%, 10/30/14                                 1,305,533
     2,000,000   CIT Group, Senior Notes
                    5.200%, 11/03/10                                 2,003,954
       775,000   Fresenius Medical Capital Trust II
                    7.875%, 02/01/08                                   796,312
       800,000   HSBC Finance
                    5.500%, 01/19/16                                   798,566
     1,725,000   International Lease Finance
                    5.625%, 06/01/07                                 1,735,548
     1,125,000   John Deere Capital
                    4.875%, 10/15/10                                 1,116,504
     1,350,000   Key Bank NA, Subordinated Notes
                    4.950%, 09/15/15                                 1,306,660
     2,150,000   MBNA America Bank NA
                    6.500%, 06/20/06                                 2,164,674
     1,655,000   Morgan Stanley, Subordinated Notes
                    4.750%, 04/01/14                                 1,577,476
     2,125,000   Westpac Capital Trust III, Subordinated Notes
                    5.819%, 12/29/49 (b) (c)                         2,154,136
                                                               ---------------
                                                                    17,228,074
                                                               ---------------
                 FOOD AND BEVERAGES - 3.39%
       985,000   Albertson's, Debentures
                    7.450%, 08/01/29                                   885,559
       840,000   Constellation Brands, Series B
                    8.000%, 02/15/08                                   882,000
       705,000   Delhaize America
                    8.125%, 04/15/11                                   769,627
     2,050,000   Kraft Foods
                    6.250%, 06/01/12                                 2,144,958
     1,135,000   Kroger
                    6.200%, 06/15/12                                 1,159,625
                                                               ---------------
                                                                     5,841,769
                                                               ---------------
                 HEALTHCARE SERVICES - 0.60%
       540,000   HCA
                    6.300%, 10/01/12                                   540,067
       515,000   Omnicare, Senior Subordinated Notes
                    6.125%, 06/01/13                                   500,838
                                                               ---------------
                                                                     1,040,905
                                                               ---------------
                 OIL AND GAS EXTRACTION - 3.30%
     1,500,000   Amerada Hess
                    7.875%, 10/01/29                                 1,827,717
       515,000   Chesapeake Energy
                    6.500%, 08/15/17                                   515,000
     1,000,000   Pioneer Natural Resources
                    6.500%, 01/15/08                                 1,022,605
       165,000   Premcor Refining Group, Senior Notes
                    6.750%, 02/01/11                                   175,413

                                                                   MARKET
   PAR VALUE                                                       VALUE
--------------                                                 ---------------

                 OIL AND GAS EXTRACTION (CONTINUED)
$      400,000   Pride International, Senior Notes
                    7.375%, 07/15/14                           $       432,000
     1,005,000   Western Oil Sands, Secured
                    8.375%, 05/01/12                                 1,133,138
       550,000   Williams Companies, Debentures, Series A
                    7.500%, 01/15/31                                   585,750
                                                               ---------------
                                                                     5,691,623
                                                               ---------------
                 PHARMACEUTICALS - 0.39%
       650,000   Mylan Laboratories
                    6.375%, 08/15/15                                   663,000
                                                               ---------------
                 RESTAURANTS - 0.69%
     1,135,000   Yum! Brands, Senior Notes
                    7.650%, 05/15/08                                 1,193,779
                                                               ---------------
                 TRANSPORTATION - 0.84%
     1,500,000   Ryder System
                    4.625%, 04/01/10                                 1,450,859
                                                               ---------------
                 UTILITIES - 2.51%
     1,045,000   CenterPoint Energy, Senior Notes, Series B
                    7.250%, 09/01/10                                 1,118,540
     1,500,000   CILCORP, Senior Notes
                    8.700%, 10/15/09                                 1,657,890
       199,000   Nevada Power, Second Mortgage
                    9.000%, 08/15/13                                   221,276
     1,000,000   NiSource Finance, Senior Notes
                    6.150%, 03/01/13                                 1,041,494
       300,000   TXU, Senior Notes, Series P
                    5.550%, 11/15/14                                   283,212
                                                               ---------------
                                                                     4,322,412
                                                               ---------------
                 TOTAL CORPORATE NOTES AND BONDS
                   (Cost $54,374,401)                               54,084,249
                                                               ---------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.46%

                 GMAC Commercial Mortgage Securities
     3,125,000      Series 2000-C3, Class A2
                    6.957%, 09/15/35                                 3,349,710
     4,400,000      Series 2003-C3, Class A4
                    5.023%, 04/10/40                                 4,336,282
                                                               ---------------
                 TOTAL COMMERCIAL MORTGAGE-BACKED
                    SECURITIES
                   (Cost $8,089,116)                                 7,685,992
                                                               ---------------
ASSET-BACKED SECURITY - 1.28%

     2,265,000   WFS Financial Owner Trust Series
                    Series 2004-1, Class A4
                    2.810%, 08/22/11                                 2,207,081
                                                               ---------------
                 TOTAL ASSET-BACKED SECURITY
                   (Cost $2,220,867)                                 2,207,081
                                                               ---------------
FOREIGN GOVERNMENT BOND - 0.47%

       750,000   Republic of Philippines
                    8.250%, 01/15/14                                   805,312
                                                               ---------------
                 TOTAL FOREIGN GOVERNMENT BOND
                   (Cost $748,735)                                     805,312
                                                               ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 25

ABN AMRO FUNDS

BOND FUND                                                      JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
    SHARES                                                         VALUE
--------------                                                 ---------------

INVESTMENT COMPANIES - 5.14%

     8,723,702   BlackRock Liquidity Funds TempCash Portfolio  $     8,723,702
       141,551   BlackRock Liquidity Funds TempFund Portfolio          141,551
                                                               ---------------
                 TOTAL INVESTMENT COMPANIES
                   (Cost $8,865,253)                                 8,865,253
                                                               ---------------
TOTAL INVESTMENTS - 100.18%
  (Cost $174,256,050)*                                             172,755,092
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - (0.18)%                            (305,247)
                                                               ---------------
NET ASSETS - 100.00%                                           $   172,449,845
                                                               ===============
----------
* At January 31, 2006, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                            $     1,181,389
      Gross unrealized depreciation                                 (2,682,347)
                                                               ---------------
      Net unrealized depreciation                              $    (1,500,958)
                                                               ===============

(a) Variable rate bond. The interest rate shown reflects the rate in effect at January 31, 2006.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2006, this security amounted to $2,154,136 or 1.25% of net assets. This security has been determined by the Adviser to be a liquid security.

(c) Variable rate security. Bond will pay an initial coupon rate for the first period and then a variable rate for the following periods until maturity. The coupon rate will be 5.819% until September 2013 and will be a variable thereafter. The maturity date shown is the next scheduled reset date.

CMO   Collateralized Mortgage Obligation
MTN   Medium Term Note
SLOB  Secured Lease Obligation Bond

         PORTFOLIO COMPOSITION
         Investment Companies ...........................................     5%
         U.S. Government Obligations ....................................    12%
         U.S. Government Agency Obligations .............................    45%
         Corporate Notes and Bonds (Moody's Ratings)
         Aaa ............................................................     6%
         Aa .............................................................     2%
         A ..............................................................     8%
         Baa ............................................................    10%
         Ba .............................................................    10%
         B ..............................................................     2%
                                                                            ---
                                                                            100%
                                                                            ===

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 26

ABN AMRO FUNDS

INVESTMENT GRADE BOND FUND                                     JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
   PAR VALUE                                                         VALUE
--------------                                                    ------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 46.16%

                 FEDERAL HOME LOAN BANK - 3.32%
$      300,000   4.360%, 06/13/06 (a)                             $    299,969
       350,000   4.080%, 05/04/07 (a)                                  349,729
       400,000   4.430%, 04/07/08                                      397,169
       100,000   6.500%, 08/14/09                                      105,483
                                                                  ------------
                                                                     1,152,350
                                                                  ------------
                 FEDERAL HOME LOAN MORTGAGE - 9.89%
       125,000   2.750%, 03/15/08, MTN                                 119,993
       350,000   4.500%, 01/15/15, MTN                                 341,529
       360,000   4.750%, 11/17/15                                      356,276
        90,441   5.500%, 08/01/17, Gold Pool # E90954                   91,031
       690,179   5.000%, 09/01/18, Gold Pool # E99582                  683,243
       161,638   6.500%, 08/01/32, Gold Pool # C01385                  165,915
       670,926   5.000%, 11/01/33, Gold Pool # A15349                  650,466
       708,427   5.500%, 11/01/33, Gold Pool # A15901                  702,995
       313,439   6.000%, 02/01/35, Gold Pool # A34083                  316,891
                                                                  ------------
                                                                     3,428,339
                                                                  ------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.48%
       375,000   3.875%, 07/15/08                                      367,437
       480,000   4.125%, 05/15/10                                      468,078
       150,000   4.375%, 03/15/13                                      145,877
       143,745   6.000%, 10/01/16, Pool # 611322                       146,979
       102,909   5.500%, 01/01/17, Pool # 623107                       103,680
       262,215   5.500%, 04/01/17, Pool # 254259                       264,114
       203,690   6.000%, 06/01/17, Pool # 254342                       208,281
       466,251   5.500%, 11/01/17, Pool # 659589                       469,627
       679,284   5.000%, 05/01/19, Pool # 255274                       671,770
       408,122   5.000%, 09/01/19, Pool # 788070                       404,018
       348,016   5.500%, 07/01/24, Pool # 255321                       347,325
       116,512   6.500%, 03/01/32, Pool # 254239                       119,710
        89,606   7.000%, 04/01/32, Pool # 545556                        93,190
       147,519   6.500%, 10/01/32, Pool # 254479                       151,568
       362,815   4.669%, 02/01/33, Pool # 682778, ARM (b)              357,296
       589,975   3.707%, 05/01/33, Pool # 703979, ARM (b)              580,110
       739,517   5.000%, 10/01/33, Pool # 749179                       717,407
        93,682   6.000%, 02/01/34, Pool # 725162                        94,729
       572,525   2.885%, 07/01/34, Pool # 786027, ARM (b)              560,057
       260,685   6.000%, 09/01/34, Pool # 794267                       263,470
       376,220   6.000%, 11/01/34, Pool # 735060                       380,240
       321,752   4.732%, 01/01/35, Pool # 819685, ARM (b)              319,076
       581,137   5.000%, 05/01/35, Pool # 826641                       561,839
                                                                  ------------
                                                                     7,795,878
                                                                  ------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 6.20%
       394,726   4.015%, 11/16/10, Series 2005-50, Class A, CMO        384,657
       385,442   3.130%, 04/16/16, Series 2003-16, Class A, CMO        373,845
       418,931   3.360%, 08/16/22, Series 2004-9, Class A, CMO         401,665
       198,982   3.963%, 05/16/30, Series 2005-76, Class A, CMO        193,070
        95,128   6.500%, 05/15/32, Pool # 584389                        99,577
       350,000   4.430%, 04/16/34, Series 2004-20, Class C, CMO        338,540

                                                                     MARKET
   PAR VALUE                                                          VALUE
--------------                                                    ------------

                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$      362,618   4.919%, 09/16/34, Series 2005-29,
                    Class AB, CMO                                 $    359,645
                                                                  ------------
                                                                     2,150,999
                                                                  ------------
                 U.S. TREASURY INFLATION INDEX NOTE - 0.71%
       227,424   3.500%, 01/15/11                                      244,730
                                                                  ------------
                 U.S. TREASURY NOTES - 3.56%
       300,000   3.500%, 08/15/09                                      290,367
       220,000   4.250%, 11/15/14                                      215,282
       250,000   4.000%, 02/15/15                                      240,078
       200,000   4.125%, 05/15/15                                      193,774
       300,000   4.000%, 04/15/10                                      294,246
                                                                  ------------
                                                                     1,233,747
                                                                  ------------
                 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                    (Cost $16,272,544)                              16,006,043
                                                                  ------------
CORPORATE NOTES AND BONDS - 38.14%

                 CAPITAL GOODS - 0.94%
       335,000   Dover
                    4.875%, 10/15/15                                   326,140
                                                                  ------------
                 COMMUNICATIONS - 2.29%
       385,000   British Sky Broadcasting
                    6.875%, 02/23/09                                   402,004
       125,000   News America
                    5.300%, 12/15/14                                   123,055
       275,000   Telecom Italia Capital
                    5.250%, 11/15/13                                   267,552
                                                                  ------------
                                                                       792,611
                                                                  ------------
                 CONSUMER CYCLICAL - 1.07%
       380,000   Newell Rubbermaid
                    4.625%, 12/15/09                                   370,895
                                                                  ------------
                 ELECTRONICS - 1.38%
       485,000   Thermo Electron, Convertible
                    3.250%, 11/01/07                                   477,119
                                                                  ------------
                 FINANCE - 16.53%
       350,000   AmSouth Bank, Subordinated Notes
                    4.850%, 04/01/13                                   341,943
       350,000   CIT Group, Senior Notes
                    4.250%, 02/01/10                                   339,059
       360,000   Citigroup, Senior Notes
                    5.300%, 01/07/16                                   360,255
       275,000   Countrywide Home Loan, Series L, MTN
                    4.000%, 03/22/11                                   258,194
       225,000   Credit Suisse First Boston USA
                    5.750%, 04/15/07                                   227,057
       400,000   EOP Operating
                    5.875%, 01/15/13                                   405,252
       260,000   General Electric Capital, Series A, MTN
                    5.000%, 06/15/07                                   260,397
       175,000   HSBC Finance
                    5.500%, 01/19/16                                   174,686

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 27

ABN AMRO FUNDS

INVESTMENT GRADE BOND FUND                                     JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                     MARKET
   PAR VALUE                                                          VALUE
--------------                                                    ------------

                 FINANCE (CONTINUED)
$      375,000   International Lease Finance, Unsubordinated
                   Notes
                    5.875%, 05/01/13                              $    385,132
       300,000   JP Morgan Chase, Senior Notes
                    5.350%, 03/01/07                                   301,518
       300,000   Key Bank NA, Subordinated Notes
                    4.950%, 09/15/15                                   290,369
       410,000   Marshall & Ilsley Bank, Subordinated Notes
                    5.250%, 09/04/12                                   412,266
       250,000   MBNA America Bank NA
                    6.500%, 06/20/06                                   251,706
       400,000   Merrill Lynch, MTN
                    4.591%, 06/16/08 (a)                               400,442
       390,000   Morgan Stanley, Subordinated Notes
                    4.750%, 04/01/14                                   371,732
       360,000   SLM
                    Series A
                    4.500%, 07/26/10                                   350,191
       250,000   State Auto Financial, Senior Notes
                    6.250%, 11/15/13                                   248,219
       350,000   Textron Financial
                    5.875%, 06/01/07                                   353,738
                                                                  ------------
                                                                     5,732,156
                                                                  ------------
                 FOOD AND BEVERAGES - 2.48%
       193,000   General Mills
                    6.000%, 02/15/12                                   199,933
       350,000   Kraft Foods
                    6.250%, 06/01/12                                   366,212
       300,000   Kroger
                    5.500%, 02/01/13                                   295,306
                                                                  ------------
                                                                       861,451
                                                                  ------------
                 INSURANCE - 2.45%
       285,000   Berkshire Hathaway
                    4.625%, 10/15/13                                   275,759
       200,000   Chubb
                    6.000%, 11/15/11                                   207,070
       375,000   MetLife, Senior Unsecured Notes
                    5.000%, 06/15/15                                   367,160
                                                                  ------------
                                                                       849,989
                                                                  ------------
                 MEDICAL PRODUCTS AND SUPPLIES - 0.86%
       300,000   Guidant
                    6.150%, 02/15/06                                   300,133
                                                                  ------------
                 OIL AND GAS EXTRACTION - 3.72%
       350,000   Consolidated Natural Gas
                    Senior Notes, Series C
                    6.250%, 11/01/11                                   367,854
       200,000   Halliburton
                    5.500%, 10/15/10                                   203,582
       275,000   Marathon Oil
                    5.375%, 06/01/07                                   276,229
       450,000   Occidental Petroleum
                    4.000%, 11/30/07                                   442,305
                                                                  ------------
                                                                     1,289,970
                                                                  ------------

                                                                     MARKET
   PAR VALUE                                                          VALUE
--------------                                                    ------------

                 PHARMACEUTICALS - 0.60%
$      205,000   Wyeth, Unsubordinated Notes
                    5.500%, 03/15/13                              $    206,606
                                                                  ------------
                 TECHNOLOGY - 0.55%
       200,000   First Data
                    3.375%, 08/01/08                                   191,585
                                                                  ------------
                 TRANSPORTATION - 1.92%
       265,000   Ryder System
                    4.625%, 04/01/10                                   256,318
       425,000   Union Pacific
                    3.875%, 02/15/09                                   409,350
                                                                  ------------
                                                                       665,668
                                                                  ------------
                 UTILITIES - 3.35%
       275,000   CILCORP, Senior Notes
                    8.700%, 10/15/09                                   303,947
       535,000   MidAmerican Energy, MTN
                    5.125%, 01/15/13                                   532,545
       340,000   Pacific Gas & Electric, First Mortgage,
                    Unsecured Notes
                    3.600%, 03/01/09                                   325,426
                                                                  ------------
                                                                     1,161,918
                                                                  ------------
                 TOTAL CORPORATE NOTES AND BONDS
                    (Cost $13,539,602)                              13,226,241
                                                                  ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.11%

       209,154   General Electric Capital Commercial Mortgage,
                    Series 2001-1, Class A1
                    6.079%, 05/15/33                                   213,144
       445,000   LB Commercial Mortgage Trust,
                    Series 2004-C4, Class A3
                    4.985%, 06/15/29                                   445,509
        60,270   Master Asset Securitization Trust,
                    Series 2002-8, Class 1A2, CMO
                    5.250%, 12/25/17 (c)                                59,109
       221,050   Washington Mutual,
                    Series 2002-S8, Class 2A7, CMO
                    5.250%, 01/25/18 (c)                               219,392
       508,054   Wells Fargo Mortgage Backed Securities Trust,
                    Series 2003L, Class 1A2, CMO, ARM
                    4.566%, 11/25/33 (b)                               488,050
                                                                  ------------
                 TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
                    (Cost $1,485,016)                                1,425,204
                                                                  ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES - 3.33%

       409,991   Bear Stearns Asset Backed Securities,
                    Series 2003-AC5, Class A2, CMO
                    5.000%, 10/25/33                                   398,827
       452,193   Chase Mortgage Finance,
                    Series 2003-S2, Class A1, CMO
                    5.000%, 03/25/18 (c)                               447,285

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 28

ABN AMRO FUNDS

INVESTMENT GRADE BOND FUND                                     JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                     MARKET
   PAR VALUE                                                         VALUE
--------------                                                    ------------

NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

$      321,002   Wells Fargo Mortgage Backed Securities Trust,
                    Series 2003K, Class 1A2, CMO, ARM
                    4.493%, 11/25/33 (b) (c)                      $    308,362
                                                                  ------------

                 TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
                   (Cost $1,187,542)                                 1,154,474
                                                                  ------------
ASSET-BACKED SECURITIES - 2.51%

       500,000   Drive Auto Receivables Trust Series 2005-2,
                    Class A2
                    4.120%, 01/15/10 (d)                               494,156
       385,000   WFS Financial Owner Trust Series,
                    Series 2004-1, Class A4
                    2.810%, 08/22/11                                   375,155
                                                                  ------------
                 TOTAL ASSET-BACKED SECURITIES
                   (Cost $872,042)                                     869,311
                                                                  ------------
MUNICIPAL SECURITY - 1.43%

                 ILLINOIS - 1.43%
       535,000   Illinois State, GO
                    4.350%, 06/01/18                                   494,790
                                                                  ------------
                 TOTAL MUNICIPAL SECURITY
                    (Cost $534,798)                                    494,790
                                                                  ------------
    SHARES
--------------

INVESTMENT COMPANY - 3.84%

     1,331,807   BlackRock Liquidity Funds TempCash Portfolio        1,331,807
                                                                  ------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $1,331,807)                                1,331,807
                                                                  ------------
TOTAL INVESTMENTS - 99.52%
  (Cost $35,223,351)*                                               34,507,870
                                                                  ------------
NET OTHER ASSETS AND LIABILITIES - 0.48%                               165,844
                                                                  ------------
NET ASSETS - 100.00%                                              $ 34,673,714
                                                                  ============

----------
* At January 31, 2006, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                               $     18,026
      Gross unrealized depreciation                                   (733,507)
                                                                  ------------
      Net unrealized depreciation                                 $   (715,481)
                                                                  ============

(a) Floating rate note. The interest rate shown reflects the rate in effect at January 31, 2006.

(b) Adjustable Rate Mortgage. The interest rate shown reflects the rate in effect at January 31, 2006.

(c) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2006, this security amounted to $494,156 or 1.43% of net assets. This security has been determined by the Adviser to be an illiquid security.

ARM   Adjustable Rate Mortgage

CMO   Collateralized Mortgage Obligation

 GO   General Obligation

MTN   Medium Term Note

         PORTFOLIO COMPOSITION
         Investment Company .........................................        4%
         U.S. Government Obligations ................................        4%
         U.S. Government Agency Obligations .........................       42%
         Municipal Security .........................................        1%
         Corporate Notes and Bonds (Moody's Ratings)
         Aaa ........................................................       12%
         Aa .........................................................        3%
         A ..........................................................       17%
         Baa ........................................................       17%
                                                                         ------
                                                                           100%
                                                                         ======

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 29

ABN AMRO FUNDS

HIGH YIELD BOND FUND                                           JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

CORPORATE NOTES AND BONDS - 94.68%

                 BASIC INDUSTRIES - 15.38%
$      225,000   Arch Western Finance, Senior Notes
                   6.750%, 07/01/13                            $       228,375
       200,000   Cascades, Senior Notes
                   7.250%, 02/15/13                                    179,500
       250,000   Century Aluminum
                   7.500%, 08/15/14                                    257,500
       375,000   Equistar Chemical Funding
                   10.125%, 09/01/08                                   410,625
       250,000   Ethyl, Senior Notes
                   8.875%, 05/01/10                                    263,750
       175,000   Foundation PA Coal, Senior Notes
                   7.250%, 08/01/14                                    182,437
       225,000   Ineos Group Holdings
                   8.500%, 02/15/16 (a)                                225,000
       225,000   IPSCO, Senior Notes
                   8.750%, 06/01/13                                    247,500
       150,000   KI Holdings, Senior Discount Notes
                   9.601%, 11/15/14 (b)                                101,250
       275,000   Koppers, Senior Secured Notes
                   9.875%, 10/15/13                                    299,750
       150,000   Methanex, Senior Notes
                   8.750%, 08/15/12                                    167,625
       100,000   Nalco, Senior Notes
                   7.750%, 11/15/11                                    102,500
       175,000   Neenah Paper, Senior Notes
                   7.375%, 11/15/14                                    165,375
       200,000   Nell AF, Senior Notes
                   8.375%, 08/15/15 (a)                                200,750
       125,000   Norampac, Senior Notes
                   6.750%, 06/01/13                                    116,875
       125,000   Novelis, Senior Notes
                   7.500%, 02/15/15 (a)                                118,750
                                                               ---------------
                                                                     3,267,562
                                                               ---------------
                 CAPITAL GOODS - 7.40%
       300,000   Building Materials, Senior Notes, Series B
                   8.000%, 10/15/07                                    306,000
                 DRS Technologies, Senior Subordinated Notes
       125,000     6.875%, 11/01/13                                    124,687
        25,000     7.625%, 02/01/18                                     25,500
        50,000   Goodman Global Holdings, Senior Notes
                   7.491%, 06/15/12 (a)(c)                              50,437
       175,000   Greif, Senior Subordinated Notes
                   8.875%, 08/01/12                                    187,250
                 L-3 Communications, Senior Subordinated Notes
       150,000     7.625%, 06/15/12                                    157,875
        25,000     6.375%, 10/15/15                                     25,000
        75,000   Noble Group, Senior Notes
                   6.625%, 03/17/15 (a)                                 69,182
       250,000   Owens-Brockway Glass Container, Secured
                   8.750%, 11/15/12                                    270,000
       175,000   Trinity Industries, Senior Notes
                   6.500%, 03/15/14                                    175,438
       175,000   Westinghouse Air Brake, Senior Notes
                   6.875%, 07/31/13                                    180,688
                                                               ---------------
                                                                     1,572,057
                                                               ---------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 CONSUMER CYCLICALS - 2.79%
$       65,000   Ahold Lease USA, Series A-2
                   8.620%, 01/02/25                            $        72,516
       100,000   Church & Dwight, Senior Subordinated Notes
                   6.000%, 12/15/12                                     98,750
       125,000   Couche-Tard US Finance, Senior Subordinated
                   Notes
                   7.500%, 12/15/13                                    130,312
                 General Motors Acceptance
        75,000     6.875%, 09/15/11                                     71,686
        75,000     8.000%, 11/01/31                                     76,683
       125,000   TRW Automotive, Senior Subordinated Notes
                   11.000%, 02/15/13                                   142,500
                                                               ---------------
                                                                       592,447
                                                               ---------------
                 CONSUMER NON-CYCLICALS - 2.79%
                 Constellation Brands, Series B
        50,000     8.000%, 02/15/08                                     52,500
       150,000     8.125%, 01/15/12                                    157,875
       150,000   Dean Foods, Senior Notes
                   6.900%, 10/15/17                                    152,625
       100,000   Smithfield Foods, Senior Notes, Series B
                   7.750%, 05/15/13                                    105,625
       125,000   Stater Brothers Holdings, Senior Notes
                   8.125%, 06/15/12                                    125,000
                                                               ---------------
                                                                       593,625
                                                               ---------------
                 ENERGY - 12.72%
       200,000   ANR Pipeline, Debentures
                   9.625%, 11/01/21                                    252,664
       150,000   Bluewater Finance
                   10.250%, 02/15/12                                   162,375
       200,000   Chaparral Energy, Senior Notes
                   8.500%, 12/01/15 (a)                                212,000
                 Chesapeake Energy Senior Notes
       100,000     7.500%, 09/15/13                                    106,625
        25,000     7.500%, 06/15/14                                     26,719
       300,000   Senior Unsecured Notes
                   6.500%, 08/15/17                                    300,000
        75,000   El Paso, Senior Notes, MTN
                   7.800%, 08/01/31                                     79,125
                 Massey Energy, Senior Notes
       175,000     6.625%, 11/15/10                                    178,500
       125,000     6.875%, 12/15/13 (a)                                126,719
       150,000   Ocean Rig Norway, Senior Notes
                   8.375%, 07/01/13 (a)                                161,250
       100,000   Pride International, Senior Notes
                   7.375%, 07/15/14                                    108,000
       150,000   Southern Natural Gas
                   8.875%, 03/15/10                                    161,214
       250,000   Southern Star Central, Secured
                   8.500%, 08/01/10                                    267,500
       100,000   Vintage Petroleum, Senior Subordinated Notes
                   7.875%, 05/15/11                                    105,000
       125,000   Western Oil Sands, Secured
                   8.375%, 05/01/12                                    140,937
       100,000   Whiting Petroleum, Senior Subordinated Notes
                   7.000%, 02/01/14 (a)                                101,000

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 30

ABN AMRO FUNDS

HIGH YIELD BOND FUND                                           JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 ENERGY (CONTINUED)
$      200,000   Williams Companies, Debentures, Series A
                 7.500%, 01/15/31                              $       213,000
                                                               ---------------
                                                                     2,702,628
                                                               ---------------
                 MEDIA - 11.25%
       100,000   Cablevision Systems, Senior Notes
                   8.716%, 04/01/09 (c)                                102,625
       125,000   CCH I, Senior Secured Notes
                   11.000%, 10/01/15 (a)                               103,437
       100,000   Charter Communications Holdings II,
                   Senior Notes
                   10.250%, 09/15/10                                    98,875
       125,000   Clarke American, Senior Notes
                   11.750%, 12/15/13 (a)                               126,250
                 CSC Holdings, Senior Notes
       125,000     7.250%, 07/15/08                                    125,938
       100,000     Series B
                   8.125%, 07/15/09                                    102,000
       130,000   Dex Media East/Dex Media East Finance
                   12.125%, 11/15/12                                   151,125
       200,000   EchoStar DBS, Senior Notes
                   5.750%, 10/01/08                                    198,000
                 Houghton Mifflin
        50,000     Senior Discount Notes
                   10.616%, 10/15/13 (b)                                41,125
       175,000     Senior Subordinated Notes
                   9.875%, 02/01/13                                    189,875
       125,000   LIN Television, Senior Subordinated Notes
                   6.500%, 05/15/13                                    118,750
       150,000   NTL Cable, Senior Notes
                   8.750%, 04/15/14                                    154,500
       150,000   Radio One, Series B
                   8.875%, 07/01/11                                    158,438
                 RH Donnelly
        25,000     10.875%, 12/15/12                                    28,250
                   Senior Discount Notes
        75,000     6.875%, 01/15/13 (a)                                 69,000
        50,000     6.875%, 01/15/13 (a)                                 46,125
        25,000     Senior Notes, Series A-3
                   8.875%, 01/15/16 (a)                                 25,406
       100,000   RH Donnelly Finance
                   10.875%, 12/15/12 (a)                               113,000
       175,000   Shaw Communications, Senior Notes
                   7.200%, 12/15/11                                    182,875
       250,000   Sinclair Broadcast Group, Senior Subordinated
                   Notes
                   8.000%, 03/15/12                                    254,375
                                                               ---------------
                                                                     2,389,969
                                                               ---------------
                 REAL ESTATE - 2.11%
       200,000   American Real Estate Partners Senior Notes
                   8.125%, 06/01/12 (d)                                210,000
        75,000   Senior Unsecured Notes
                   7.125%, 02/15/13 (d)                                 76,312
       150,000   CBRE Escrow, Senior Notes
                   9.750%, 05/15/10                                    163,500
                                                               ---------------
                                                                       449,812
                                                               ---------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 SERVICES CYCLICALS - 13.77%
$      100,000   Ashtead Holdings, Secured
                   8.625%, 08/01/15 (a)                        $       105,500
       200,000   CHC Helicopter, Senior Subordinated Notes
                   7.375%, 05/01/14                                    204,000
       100,000   Chukchansi Economic Development Authority,
                   Senior Notes
                   8.000%, 11/15/13 (a)                                103,500
                 D.R. Horton
        75,000     Senior Notes
                   6.875%, 05/01/13                                     78,377
        75,000     Senior Subordinated Notes
                   9.750%, 09/15/10                                     85,323
       125,000   FTI Consulting, Senior Notes
                   7.625%, 06/15/13 (a)                                130,000
        50,000   Galaxy Entertainment Finance
                   9.875%, 12/15/12 (a)                                 51,500
       100,000   Hertz, Senior Subordinated Notes
                   10.500%, 01/01/16 (a)                               105,000
        75,000   Iron Mountain, Senior Subordinated Notes
                   8.250%, 07/01/11                                     76,155
        75,000   K. Hovanian Enterprises
                   8.875%, 04/01/12                                     79,125
       150,000   KB HOME, Senior Notes
                   6.250%, 06/15/15                                    145,499
       125,000   Mandalay Resort Group,
                   Senior Subordinated Notes
                   9.375%, 02/15/10                                    138,438
                 MGM MIRAGE
        25,000     8.375%, 02/01/11                                     27,000
        50,000     Debentures
                   7.250%, 08/01/17                                     52,375
       150,000     Senior Subordinated Notes
                   9.750%, 06/01/07                                    158,250
       225,000   Petroleum Helicopters, Series B
                   9.375%, 05/01/09                                    237,938
       125,000   Resorts International Hotel and Casino,
                   First Mortgage
                   11.500%, 03/15/09                                   138,750
       200,000   River Rock Entertainment, Senior Notes
                   9.750%, 11/01/11                                    216,000
       100,000   SAC Holdings, Senior Notes
                   8.500%, 03/15/14                                     96,750
       100,000   Speedway Motorsports,
                   Senior Subordinated Notes
                   6.750%, 06/01/13                                    101,875
                 Standard Pacific
        50,000     Senior Notes
                   7.000%, 08/15/15                                     47,375
       100,000     Senior Subordinated Notes
                   9.250%, 04/15/12                                    104,500
       100,000   Trump Entertainment, Second Mortgage
                   8.500%, 06/01/15                                     98,875
       175,000   United Rentals, North America, Senior Notes
                   6.500%, 02/15/12                                    173,250
       175,000   Wynn Las Vegas, First Mortgage
                   6.625%, 12/01/14                                    171,281
                                                               ---------------
                                                                     2,926,636
                                                               ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 31

ABN AMRO FUNDS

HIGH YIELD BOND FUND                                           JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 SERVICES NON-CYCLICALS - 8.70%
                 AmerisourceBergen
                   Senior Notes
$       25,000     5.625%, 09/15/12 (a)                        $        25,187
        75,000     5.625%, 09/15/15 (a)                                 76,313
       150,000   Bio-Rad Laboratories,
                   Senior Subordinated Notes
                   7.500%, 08/15/13                                    159,000
                 Coventry Health Care, Senior Notes
       200,000     8.125%, 02/15/12                                    213,000
       100,000     6.125%, 01/15/15                                    102,625
       300,000   Fresenius Medical Capital Trust II
                   7.875%, 02/01/08                                    308,250
       250,000   HCA, Senior Unsecured Notes
                   8.750%, 09/01/10                                    276,886
       175,000   Mylan Laboratories, Senior Unsecured Notes
                   6.375%, 08/15/15                                    178,500
       100,000   National Nephrology Associates,
                   Senior Subordinated Notes
                   9.000%, 11/01/11 (a)                                111,429
       125,000   Omnicare. Senior Subordinated Notes
                   6.875%, 12/15/15                                    125,781
       100,000   Pharma Services Intermediate Holding,
                   Senior Discount Notes
                   11.500%, 04/01/14 (b)                                76,000
       175,000   Quintiles Transnational,
                   Senior Subordinated Notes
                   10.000%, 10/01/13                                   195,125
                                                               ---------------
                                                                     1,848,096
                                                               ---------------
                 TECHNOLOGY AND ELECTRONICS - 1.81%
                 Freescale Semiconductor, Senior Notes
       100,000     7.350%, 07/15/09 (c)                                102,750
       100,000     7.125%, 07/15/14                                    106,250
       100,000   Magnachip Semiconductor, Secured
                   6.875%, 12/15/11                                     98,500
        75,000   STATS ChipPac
                   7.500%, 07/19/10                                     76,500
                                                               ---------------
                                                                       384,000
                                                               ---------------
                 TELECOMMUNICATIONS - 8.42%
       125,000   Citizens Communications, Senior Notes
                   9.250%, 05/15/11                                    138,125
       250,000   eircom Funding, Senior Subordinated Notes
                   8.250%, 08/15/13                                    267,500
       200,000   INTELSAT Bermuda, Senior Notes
                   8.250%, 01/15/13 (a)                                200,500
       200,000   MCI, Senior Notes
                   8.735%, 05/01/14                                    226,000
       125,000   Nextel Communications, Senior Notes,
                   Convertible
                   5.250%, 01/15/10                                    125,625
       100,000   PanAmSat Holding
                   8.665%, 11/01/14 (b)                                 71,000
        50,000   PanAmSat, Senior Secured Notes
                   6.375%, 01/15/08                                     50,562
        75,000   Qwest Communications International,
                   Senior Notes
                   7.500%, 02/15/14 (a)                                 76,125
       225,000   Qwest, Senior Notes
                   7.741%, 06/15/13 (a)(c)                             243,844

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 TELECOMMUNICATIONS (CONTINUED)
$      225,000   Rogers Wireless, Senior Notes
                   9.625%, 05/01/11                            $       261,000
       125,000   Valor Telecommunications Enterprises,
                   Senior Notes
                   7.750%, 02/15/15                                    129,688
                                                               ---------------
                                                                     1,789,969
                                                               ---------------
                 UTILITIES - 7.54%
       165,000   Beaver Valley Funding, Debentures,
                   SLOB
                   9.000%, 06/01/17                                    191,029
       235,000   Homer City Funding, SLOB
                   8.137%, 10/01/19                                    258,500
       100,000   MSW Energy Holdings/MSW Energy Finance
                   8.500%, 09/01/10                                    106,750
       130,000   Nevada Power, Second Mortgage
                   9.000%, 08/15/13                                    144,552
                 NRG Energy
       124,000     Second Mortgage
                   8.000%, 12/15/13                                    138,880
        50,000     Senior Notes
                   7.250%, 02/01/14                                     50,938
       225,000   Reliant Energy, Secured
                   9.500%, 07/15/13                                    223,875
        50,000   Sierra Pacific Power,
                   General Refunding Mortgage
                   6.250%, 04/15/12                                     51,250
       175,000   Teco Energy, Senior Notes
                   6.750%, 05/01/15                                    185,500
       100,000   Texas Genco, Senior Notes
                   6.875%, 12/15/14 (a)                                108,750
       150,000   TXU, Senior Notes, Series P
                   5.550%, 11/15/14                                    141,606
                                                               ---------------
                                                                     1,601,630
                                                               ---------------
                 TOTAL CORPORATE NOTES AND BONDS
                   (Cost $19,888,433)                               20,118,431
                                                               ---------------

    SHARES
--------------

INVESTMENT COMPANY - 4.25%

       903,425   BlackRock Liquidity Funds TempCash Portfolio          903,425
                                                               ---------------
                 TOTAL INVESTMENT COMPANY
                   (Cost $903,425)                                     903,425
                                                               ---------------
TOTAL INVESTMENTS - 98.93%
  (Cost $20,791,858)*                                               21,021,856
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - 1.07%                               227,772
                                                               ---------------
NET ASSETS - 100.00%                                           $    21,249,628
                                                               ===============

----------
* At January 31, 2006, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                            $       372,001
      Gross unrealized depreciation                                   (142,003)
                                                               ---------------
      Net unrealized appreciation                              $       229,998
                                                               ===============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 32

ABN AMRO FUNDS

HIGH YIELD BOND FUND                                           JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------
(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2006, these securities amounted to $3,085,954 or 14.52% of net assets. These securities have been determined by the Adviser to be liquid securities.

(b) Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. Interest rate presented represents annualized yield at time of purchase. The coupon rate will be 0.000% until the date shown and the subsequent rate thereafter.

            SECURITY                               DATE       RATE
            ---------------------------------------------------------
            KI Holdings                            11/15/09    9.875%
            Houghton Mifflin                       10/15/08   11.500%
            Pharma Services Intermediate Holding   04/01/09   11.500%
            PanAmSat Holding                       11/01/09   10.375%

(c) Variable rate bonds. The interest rates shown reflect the rates in effect at January 31, 2006.

(d)   Limited Partnership

SLOB  Secured Lease Obligation Bond

        PORTFOLIO COMPOSITION
        Investment Company ............................       4%
        Corporate Notes and Bonds (Moody's Ratings)
        Baa ...........................................       2%
        Ba ............................................      40%
        B .............................................      47%
        Caa ...........................................       5%
        NR ............................................       2%
                                                            ---
                                                            100%
                                                            ===

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 33

ABN AMRO FUNDS

MUNICIPAL BOND FUND                                            JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

MUNICIPAL SECURITIES - 96.11%

                 ALABAMA - 1.46%
$    1,000,000   Birmingham Industrial Water Board
                   Industrial Water Supply RB,
                   Partially Pre-refunded 01/01/07
                   6.000%, 07/01/07 (a)                        $     1,033,460
                                                               ---------------
                 COLORADO - 1.56%
     1,000,000   Colorado Department of Transportation RB,
                   Federal Highway Grant Anticipation Notes,
                   Series A
                   5.500%, 06/15/12
                   Insured: MBIA                                     1,104,210
                                                               ---------------
                 DISTRICT OF COLUMBIA - 0.98%
       640,000   District of Columbia RB
                   Smithsonian Institute, Series A
                   Pre-refunded 11/01/10
                   5.375%, 11/01/15                                    692,179
                                                               ---------------
                 FLORIDA - 3.90%
     2,000,000   Dade County School District, GO
                   5.200%, 07/15/06
                   Insured: AMBAC                                    2,017,760
       750,000   Palm Beach County
                   Health Facilities Authority RB,
                   Abbey DelRay South Project
                   5.500%, 10/01/11 (a)                                752,032
                                                               ---------------
                                                                     2,769,792
                                                               ---------------
                 GEORGIA - 3.68%
     1,500,000   Burke County Development Authority PCR
                   Georgia Power Plant Vogtle, 1st Series
                   Mandatory Put 05/05/06 @ 100
                   2.830%, 09/01/30 (b)                              1,496,940
       500,000   Cartersville Development Authority
                   Water & Wastewater Facilities RB,
                   Series A, Anheuser-Busch Cos., AMT
                   7.375%, 05/01/09                                    550,665
       300,000   Fulton County School District, GO
                   6.375%, 05/01/11                                    340,209
       200,000   State of Georgia, GO
                   Series D
                   6.700%, 08/01/09                                    221,990
                                                               ---------------
                                                                     2,609,804
                                                               ---------------
                 IDAHO - 1.77%
     1,000,000   Idaho Health Facilities Authority RB
                   IHC Hospitals, ETM
                   6.650%, 02/15/21 (a)                              1,257,310
                                                               ---------------
                 ILLINOIS - 7.75%
       250,000   Chicago Public Building Commission RB
                   School Reform Board, Series B
                   5.250%, 12/01/18
                   Insured: FGIC                                       280,838
       375,000   DuPage County, Jail Project, GO
                   5.600%, 01/01/21                                    425,325

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 ILLINOIS (CONTINUED)
$    1,000,000   Illinois Development Finance Authority RB
                   Lincoln Way Community
                   5.700%, 01/01/18
                   Insured: FGIC                               $     1,158,770
       405,000   Illinois State Sales Tax RB, First Series
                   5.250%, 06/15/19                                    453,875
     1,000,000   Illinois State, GO, First Series
                   Pre-refunded 04/01/12
                   5.500%, 04/01/13
                   Insured: FSA                                      1,103,520
     1,000,000   Lake County Township High School
                   District No. 113,
                   Highland Park, GO
                   8.800%, 12/01/09                                  1,187,060
       785,000   University of Illinois RB, Auxiliary
                   Facilities Systems, Series B
                   5.500%, 04/01/17
                   Insured: FGIC                                       893,157
                                                               ---------------
                                                                     5,502,545
                                                               ---------------
                 INDIANA - 2.72%
       700,000   Indianapolis Public Improvement RB
                   Series B
                   6.000%, 01/10/20                                    817,481
     1,000,000   Purdue University Revenues, RB Student Fee,
                   Series U
                   5.250%, 07/01/19                                  1,115,500
                                                               ---------------
                                                                     1,932,981
                                                               ---------------
                 IOWA - 2.58%
     1,700,000   Johnston Community School District, GO
                   5.000%, 06/01/14
                   Insured: FGIC                                     1,833,042
                                                               ---------------
                 KANSAS - 7.54%
     2,500,000   Burlington Environmental Improvement RB
                   Kansas City Power & Light Project,
                   Series B,  Mandatory Put 10/01/07
                   4.750%, 09/01/15 (b)                              2,538,175
     1,020,000   Butler & Sedgwick Counties
                   Unified School District No. 385,
                   Andover, GO
                   6.000%, 09/01/14
                   Insured: FSA                                      1,177,263
     1,480,000   Butler County Unified School
                   District No. 394, GO
                   5.250%, 09/01/16
                   Insured: FSA                                      1,632,381
                                                               ---------------
                                                                     5,347,819
                                                               ---------------
                 MASSACHUSETTS - 7.73%
     1,370,000   Massachusetts State Consolidated Loan,
                   Series A, GO
                   Pre-refunded 02/01/10
                   6.000%, 02/01/13                                  1,506,959
     1,500,000   Massachusetts State HEFA RB
                   Boston College, Series M
                   3.250%, 06/01/35 (b)                              1,500,000

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 34

ABN AMRO FUNDS

MUNICIPAL BOND FUND                                            JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 MASSACHUSETTS (CONTINUED)
$    2,440,000   Massachusetts State, Series C, GO
                   5.000%, 12/01/06
                   Insured: XLCA                               $     2,474,892
                                                               ---------------
                                                                     5,481,851
                                                               ---------------
                 MICHIGAN - 5.08%
     1,500,000   Birmingham City School District, GO
                   5.000%, 11/01/14                                  1,628,115
     1,450,000   Grand Blanc Community Schools, School
                   Building & Site, GO
                   5.000%, 05/01/09
                   Insured: FSA                                      1,523,355
       400,000   Michigan Municipal Bond Authority RB
                   Drinking Water Revolving Fund
                   5.500%, 10/01/16                                    454,244
                                                               ---------------
                                                                     3,605,714
                                                               ---------------
                 MISSOURI - 2.30%
     1,525,000   Kirkwood School District Educational
                   Facilities Authority Leasehold RB
                   Kirkwood School District R-7 PJ Series B
                   5.000%, 02/15/19
                   Insured: MBIA                                     1,628,914
                                                               ---------------
                 NEVADA - 5.83%
     1,000,000   Clark County
                   PCR, Southern California Edison
                   Series C, Remarketed, AMT
                   3.250%, 06/01/31 (b)                                972,510
     1,000,000   Las Vegas Valley  Water District, GO
                   Series A
                   4.000%, 06/01/06
                   Insured: FGIC                                     1,002,490
     1,010,000   Nevada State Highway Improvement RB
                   Motor Vehicle Fuel Tax
                   5.000%, 12/01/11
                   Insured: MBIA                                     1,083,690
     1,000,000   Nevada System Higher Education Universities
                   RB, Series B
                   5.000%, 07/01/13
                   Insured: AMBAC                                    1,078,180
                                                               ---------------
                                                                     4,136,870
                                                               ---------------
                 NEW HAMPSHIRE - 1.57%
     1,000,000   Manchester School Facilities RB
                   Pre-refunded 06/01/13
                   5.500%, 06/01/23
                   Insured: MBIA                                     1,115,230
                                                               ---------------
                 NEW JERSEY - 1.54%
     1,000,000   New Jersey State, GO
                   Pre-refunded 05/01/10
                   5.750%, 05/01/20                                  1,090,860
                                                               ---------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 NEW YORK - 2.26%
$    1,450,000   New York State Thruway Authority RB
                   Second General Highway & Bridge Trust Fund,
                   Series A
                   5.250%, 04/01/14
                   Insured: MBIA                               $     1,600,554
                                                               ---------------
                 NORTH CAROLINA - 2.93%
     2,000,000   North Carolina State, Unlimited GO
                   Series A
                   Pre-refunded 03/01/07
                   5.200%, 03/01/14                                  2,080,220
                                                               ---------------
                 OHIO - 3.65%
     1,000,000   Cincinnati Ohio School District, GO
                   5.000%, 06/01/14
                   Insured: FSA                                      1,070,900
     1,500,000   Ohio State Water Development Authority RB
                   5.000%, 12/01/06                                  1,521,450
                                                               ---------------
                                                                     2,592,350
                                                               ---------------
                 OKLAHOMA - 2.95%
     1,000,000   Oklahoma City, GO
                   5.500%, 07/01/11                                  1,092,110
     1,000,000   Tulsa Industrial Authority RB
                   St. John's Medical Center
                   Project, Pre-refunded 02/15/06
                   6.250%, 02/15/17                                  1,001,050
                                                               ---------------
                                                                     2,093,160
                                                               ---------------
                 SOUTH CAROLINA - 1.53%
     1,000,000   Beaufort County  School District
                   Series A, GO
                   5.000%, 03/01/15                                  1,085,780
                                                               ---------------
                 TENNESSEE - 1.52%
     1,000,000   State of Tennessee, Series A, GO
                   5.000%, 05/01/13                                  1,080,580
                                                               ---------------
                 TEXAS - 16.43%
     1,090,000   Belton Independent School District, GO
                   5.000%, 02/15/13 (a)
                   Guaranteed: PSF                                   1,173,538
     1,000,000   Dallas Waterworks & Sewer System RB
                   Refunding and Improvement, Series A
                   5.000%, 10/01/12                                  1,075,470
       480,000   Frisco Independent School District, GO
                   7.000%, 08/15/10
                   Guaranteed: PSF                                     547,694
       200,000   Humble Independent School District Refunding
                   Series II, GO
                   5.500%, 02/15/10
                   Guaranteed: PSF                                     215,312
     1,065,000   Killeen Independent School District, GO
                   5.000%, 02/15/16
                   Guaranteed: PSF                                   1,146,739
     1,000,000   Leander Independent School District, School
                   Building, GO
                   5.000%, 08/15/12 (a)
                   Guaranteed: PSF                                   1,074,820

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 35

ABN AMRO FUNDS

MUNICIPAL BOND FUND                                            JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 TEXAS (CONTINUED)
$    1,000,000   Lower Colorado River Authority RB
                   LCRA Transmission Services
                   5.000%, 05/15/15
                   Insured: FGIC                               $     1,055,920
       550,000   Plano Independent School District, GO
                   5.000%, 02/15/09
                   Guaranteed: PSF                                     575,151
     1,250,000   Port of Houston Authority, Harris
                   County Airport Improvement,
                   Series B, GO, AMT
                   5.250%, 10/01/11
                   Insured: FGIC                                     1,334,913
     1,000,000   San Marcos Consolidated Independent School
                   District, GO
                   5.250%, 08/01/19
                   Guaranteed: PSF                                   1,086,270
       500,000   Texas Municipal Power Agency RB
                   Series E, 5.500%, 09/01/10
                   Insured: MBIA                                       541,725
       715,000   Texas State Turnpike Authority
                   Central Texas Turnpike System RB
                   BAN, Second Tier, 5.000%, 06/01/08                  740,690
     1,000,000   University of Texas RB
                   Financing System, Series B
                   5.250%, 08/15/12                                  1,091,640
                                                               ---------------
                                                                    11,659,882
                                                               ---------------
                 UTAH - 0.44%
       300,000   Intermountain Power Agency Power Supply RB,
                   Series E
                   6.250%, 07/01/07
                   Insured: FSA                                        312,219
                                                               ---------------
                 VIRGINIA - 2.99%
     1,000,000   Roanoke Public Improvement, Series B, GO
                   5.000%, 02/01/19
                   Insured: State Aid Withholding                    1,079,150
     1,000,000   Virginia Commonwealth Transportation Board
                   RB, Federal Highway Reimbursement
                   5.000%, 10/01/08                                  1,042,670
                                                               ---------------
                                                                     2,121,820
                                                               ---------------
                 WASHINGTON - 1.35%
       500,000   Port of Seattle Special Facilities RB
                   Seattle-Tacoma Fuel Facilities, AMT
                   5.000%, 06/01/11
                   Insured: MBIA                                       524,240
       400,000   Thurston County, GO
                   Tumwater School District  No. 033
                   5.000%, 12/01/13
                   Insured: FSA                                        432,780
                                                               ---------------
                                                                       957,020
                                                               ---------------
                 WISCONSIN - 2.07%
     1,345,000   State of Wisconsin, Series 3, GO
                   5.300%, 11/01/12
                   Insured: MBIA-IBC                                 1,472,331
                                                               ---------------

                 TOTAL MUNICIPAL SECURITIES
                   (Cost $67,122,328)                               68,198,497
                                                               ---------------

                                                                    MARKET
    SHARES                                                           VALUE
--------------                                                 ---------------

INVESTMENT COMPANIES - 5.01%

     3,529,617   Blackrock Provident Institutional
                 MuniCash Portfolio                            $     3,529,617
        21,036   Blackrock Provident Institutional
                 MuniFund Portfolio                                     21,036
                                                               ---------------
                 TOTAL INVESTMENT COMPANIES
                   (Cost $3,550,653)                                 3,550,653
                                                               ---------------
TOTAL INVESTMENTS - 101.12%
   (Cost $70,672,981)*                                              71,749,150
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - (1.12)%                            (791,296)
                                                               ---------------
NET ASSETS - 100.00%                                           $    70,957,854
                                                               ===============

----------
* At January 31, 2006, cost is identical for book and Federal income tax purposes.

            Gross unrealized appreciation                      $     1,431,546
            Gross unrealized depreciation                             (355,377)
                                                               ---------------
            Net unrealized appreciation                        $     1,076,169
                                                               ===============

(a) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

(b) Variable rate bonds. The interest rates shown reflect the rates in effect at January 31, 2006.

AMBAC       American Municipal Board Assurance Corp.
  AMT       Alternative Minimum Tax
  BAN       Bond Anticipation Note
  ETM       Escrowed to Maturity
 FGIC       Financial Guaranty Insurance Co.
  FSA       Financial Security Assurance, Inc.
   GO       General Obligation
 HEFA       Health & Educational Facilities Authority
  IBC       Insured Bond Certificate
 MBIA       MBIA Insurance Corporation
  PCR       Pollution Control Revenue
  PSF       Permanent School Fund
   RB       Revenue Bond
 XLCA       XL Capital Assurance, Inc.

            PORTFOLIO COMPOSITION
            Investment Companies .................................       5%
            Municipal Securities (Moody's Ratings)
            Aaa ..................................................      60%
            Aa ...................................................      26%
            A ....................................................       7%
            Baa ..................................................       1%
            Bbb ..................................................       1%
                                                                       ---
                                                                       100%
                                                                       ===

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 36

ABN AMRO FUNDS

MUNICIPAL BOND FUND                                             JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                          INDUSTRY CONCENTRATION TABLE
                             (% OF TOTAL NET ASSETS)
      Education ...........................................     41%
      General Obligation ..................................     21%
      Transportation ......................................      8%
      Pollution ...........................................      6%
      Other Municipal Securities ..........................      5%
      Power ...............................................      5%
      Medical .............................................      4%
      Water ...............................................      4%
      Cash and Other Net Assets ...........................      4%
      Utilities ...........................................      2%
                                                               ---
                                                               100%
                                                               ===

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 37

ABN AMRO FUNDS

INVESTOR MONEY MARKET FUND                                     JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  AMORTIZED
  PAR VALUE                                                         COST
--------------                                                 ---------------

COMMERCIAL PAPER (a) - 36.61%

                 ASSET-BACKED - 32.11%
   $ 5,000,000   Barton Capital
                   4.290%, 02/02/06 (b)                        $     4,999,404
     3,000,000   CRC Funding
                   4.450%, 03/15/06 (b)                              2,984,425
     4,500,000   Falcon Asset Securitization
                   4.510%, 03/01/06 (b)                              4,484,215
     2,500,000   Fountain Square Commercial Funding
                   4.400%, 03/07/06 (b)                              2,489,611
                 Galaxy Funding
     1,200,000     4.380%, 03/08/06 (b)                              1,194,890
     1,100,000     4.420%, 03/21/06 (b)                              1,093,517
     2,500,000   Giro Balanced Funding
                   4.330%, 02/06/06 (b)                              2,498,496
     5,000,000   Giro-Multifunding
                   4.500%, 02/21/06 (b)                              4,987,500
     5,000,000   Jupiter Securitization
                   4.490%, 02/24/06 (b)                              4,985,657
     2,000,000   New Center Asset Trust
                   4.480%, 03/14/06                                  1,989,796
     1,000,000   Ranger Funding
                   4.440%, 03/10/06 (b)                                995,437
                                                               ---------------
                                                                    32,702,948
                                                               ---------------
                 BANKS - 4.50%
     1,600,000   IXIS Commercial Paper
                   4.420%, 04/04/06 (b)                              1,587,820
     1,500,000   Nordea North America (NY)
                   4.300%, 02/10/06                                  1,498,388
     1,500,000   Westpac Banking
                   4.300%, 02/21/06 (b)                              1,496,417
                                                               ---------------
                                                                     4,582,625
                                                               ---------------
                 TOTAL COMMERCIAL PAPER
                   (Cost $37,285,573)                               37,285,573
                                                               ---------------

CERTIFICATES OF DEPOSIT - 18.66%

     1,000,000   Abbey National Treasury Services
                   4.670%, 07/19/06                                  1,000,023
     5,000,000   American Express Centurion Bank
                   4.410%, 02/16/06                                  5,000,000
     4,000,000   Calyon (NY)
                   4.275%, 02/01/06                                  4,000,000
     2,000,000   Citibank NA
                   4.645%, 07/10/06                                  2,000,129
     2,000,000   Natexis Banques Popularies US Finance (NY)
                   4.500%, 04/10/06                                  2,000,000
     5,000,000   Wells Fargo Bank
                   4.500%, 02/24/06                                  4,999,998
                                                               ---------------
                 TOTAL CERTIFICATES OF DEPOSIT
                  (Cost $19,000,150)                                19,000,150
                                                               ---------------

                                                                  AMORTIZED
  PAR VALUE                                                         COST
--------------                                                 ---------------

REPURCHASE AGREEMENT - 44.19%

  $ 45,000,000   Deutsche Bank, 4.460%, matures 02/01/06,
                   repurchase price $45,005,575,
                   (collateralized by U.S. Government Agency
                   Instruments, with interest rates of 5.139%
                   to 5.213% and maturities of 2034 to 2035,
                   total market value $45,900,000)             $    45,000,000
                                                               ---------------
                 TOTAL REPURCHASE AGREEMENT
                   (Cost $45,000,000)                               45,000,000
                                                               ---------------

   SHARES
--------------

INVESTMENT COMPANY - 0.65%

       661,537   BlackRock Liquidity Funds TempFund Portfolio          661,537
                                                               ---------------
                 TOTAL INVESTMENT COMPANY
                  (Cost $661,537)                                      661,537
                                                               ---------------
TOTAL INVESTMENTS - 100.11%
  (Cost $101,947,260)*                                             101,947,260
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - (0.11)%                            (112,043)
                                                               ---------------
NET ASSETS - 100.00%                                           $   101,835,217
                                                               ===============

----------
* At January 31, 2006, cost is identical for book and Federal income tax purposes.

(a)   Annualized yield at the time of purchase.

(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At January 31, 2006, these securities amounted to $33,797,389 or 33.19% of net assets. These securities have been determined by the Adviser to be liquid securities.

(NY)  New York

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 38

ABN AMRO FUNDS

GOVERNMENT MONEY MARKET FUND                                   JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  AMORTIZED
  PAR VALUE                                                         COST
--------------                                                 ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.23%

                 FEDERAL HOME LOAN BANK (b) - 8.15%

$   20,000,000   4.360%, 06/12/06                              $    19,998,059
    14,000,000   4.260%, 07/13/06                                   13,999,610
                                                               ---------------
                                                                    33,997,669
                                                               ---------------
                 FEDERAL HOME LOAN MORTGAGE (a) - 8.29%

     5,000,000   3.980%, 03/28/06                                    4,969,597
    10,000,000   3.920%, 04/10/06                                    9,925,956
    10,000,000   4.290%, 04/18/06                                    9,909,433
     5,000,000   4.315%, 05/09/06                                    4,941,868
     5,000,000   4.540%, 10/23/06                                    4,833,533
                                                               ---------------
                                                                    34,580,387
                                                               ---------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION
                   (a) - 4.79%

     2,821,000   4.260%, 03/15/06                                    2,806,980
    10,000,000   3.795%, 03/31/06                                    9,938,858
     7,258,000   4.280%, 03/31/06                                    7,207,952
                                                               ---------------
                                                                    19,953,790
                                                               ---------------
                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                   (Cost $88,531,846)                               88,531,846
                                                               ---------------
REPURCHASE AGREEMENTS - 79.03%

    90,000,000   Barclays Bank, 4.450%, dated 1/31/06,
                   matures 2/01/06, repurchase price
                   $90,011,125 (collateralized by
                   U.S. Government Agency instruments, with
                   interest rates of 4.625% to 5.500%,
                   maturing 2034 to 2036, total market value
                   $91,800,000)                                     90,000,000
   149,500,000   Deutsche Bank, 4.460%, dated 1/31/06,
                   matures 2/01/06, repurchase price
                   $149,518,521 (collateralized by
                   U.S. Government Agency instruments, with
                   interest rates from 4.039% to 5.500%,
                   and maturities from 2018 to 2036, total
                   market value $152,490,000)                      149,500,000
    90,000,000   Goldman Sachs, 4.430%, dated 1/31/06,
                   matures 2/01/06, repurchase price
                   $90,011,075 (collateralized by U.S.
                   Treasury instruments, with interest rate
                   of 0.000%, maturing 2018 to 2019, total
                   market value $91,800,000)                        90,000,000
                                                               ---------------
                 TOTAL REPURCHASE AGREEMENTS
                   (Cost $329,500,000)                             329,500,000
                                                               ---------------

                                                                  AMORTIZED
    SHARES                                                           COST
--------------                                                 ---------------

INVESTMENT COMPANIES - 0.01%

        12,048   AIM STIT Government & Agency Portfolio        $        12,048
        37,256   BlackRock Liquidity Funds FedFund Portfolio            37,256
                                                               ---------------
                 TOTAL INVESTMENT COMPANIES (Cost $49,304)              49,304
                                                               ---------------
TOTAL INVESTMENTS - 100.27%
  (Cost $418,081,150)*                                             418,081,150
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - (0.27)%                          (1,132,826)
                                                               ---------------
NET ASSETS - 100.00%                                           $   416,948,324
                                                               ===============

----------
* At January 31, 2006, cost is identical for book and Federal income tax purposes.

(a)   Annualized yield at the time of purchase.

(b) Variable rate instruments. The interest rate shown reflects the rate in effect at January 31, 2006.

STIT  Short-Term Investments Trust PLC

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

|  39

ABN AMRO FUNDS

MONEY MARKET FUND                                              JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  AMORTIZED
  PAR VALUE                                                         COST
--------------                                                 ---------------

COMMERCIAL PAPER (a) - 67.51%

                 ASSET-BACKED - 45.66%
                 CRC Funding
$    2,500,000     4.520%, 03/07/06 (b)                        $     2,489,328
     5,000,000     4.450%, 03/15/06 (b)                              4,974,042
     7,500,000   Falcon Asset Securitization
                    4.450%, 02/14/06 (b)                             7,487,948
                 FCAR Owner Trust
     2,000,000     4.250%, 02/02/06                                  1,999,764
     2,000,000     4.430%, 04/04/06                                  1,984,741
     2,000,000   FCAR Owner Trust II
                    4.450%, 05/02/06                                 1,977,750
                 Fountain Square Commercial Funding
     4,000,000     4.510%, 02/21/06 (b)                              3,989,978
     2,500,000     4.400%, 03/07/06 (b)                              2,489,611
     1,000,000     4.410%, 04/24/06 (b)                                989,955
                 Giro Balanced Funding
     1,800,000     4.380%, 02/07/06 (b)                              1,798,686
     4,500,000     4.400%, 02/09/06 (b)                              4,495,600
     1,500,000     4.450%, 03/20/06 (b)                              1,491,285
     7,500,000   Giro-Multifunding
                   4.480%, 02/21/06 (b)                              7,481,333
     7,500,000   Jupiter Securitization
                   4.490%, 02/24/06 (b)                              7,478,485
     2,000,000   New Center Asset Trust
                   4.340%, 02/08/06                                  1,998,312
     6,000,000   Park Avenue Receivables
                   4.300%, 02/02/06 (b)                              5,999,283
     8,000,000   Public Square Funding
                   4.490%, 02/01/06 (b)                              8,000,000
                 Ranger Funding
     3,000,000    4.470%, 02/07/06 (b)                               2,997,765
     4,500,000    4.400%, 02/10/06 (b)                               4,495,050
                 Sheffield Receivables
     5,500,000    4.500%, 02/21/06 (b)                               5,486,250
     2,000,000    4.380%, 04/21/06 (b)                               1,980,777
                                                               ---------------
                                                                    82,085,943
                                                               ---------------
                 BANKS - 18.79%
     2,000,000   ANZ (DE)
                   4.200%, 02/01/06                                  2,000,000
     2,550,000   Danske
                   4.340%, 02/07/06 (b)                              2,548,156
                 Dexia (DE)
     3,100,000     4.260%, 02/02/06                                  3,099,633
     2,800,000     4.240%, 02/07/06                                  2,798,021
     3,100,000   HBOS Treasury Services
                   4.400%, 03/01/06                                  3,089,391
     8,000,000   KfW Inermational Finance
                   4.460%, 02/03/06 (b)                              7,998,018
                 Nordea North America (NY)
     3,600,000     4.510%, 03/06/06                                  3,585,117
     3,700,000     4.510%, 03/09/06                                  3,683,313
                 Westpac Banking
     1,500,000     4.250%, 02/09/06 (b)                              1,498,583
     1,500,000     4.380%, 03/01/06 (b)                              1,494,890
     2,000,000     4.420%, 04/04/06 (b)                              1,984,776
                                                               ---------------
                                                                    33,779,898
                                                               ---------------

                                                                  AMORTIZED
  PAR VALUE                                                         COST
--------------                                                 ---------------

                 FINANCIAL SERVICES - 3.06%
$    5,500,000   General Electric Capital
                   4.510%, 02/07/06                            $     5,495,866
                                                               ---------------
                 TOTAL COMMERCIAL PAPER
                   (Cost $121,361,707)                             121,361,707
                                                               ---------------

CERTIFICATES OF DEPOSIT - 22.44%

     2,000,000   Abbey National Treasury Services
                   4.670%, 07/19/06                                  2,000,046
     7,000,000   American Express Centurion Bank
                   4.410%, 02/16/06                                  7,000,000
                 Calyon (NY)
     6,000,000     4.275%, 02/01/06                                  6,000,000
     2,000,000     4.750%, 10/24/06                                  1,999,991
     5,000,000   Citibank NA
                   4.645%, 07/10/06                                  5,000,324
                 Natexis Banques Populaires US Finance (NY)
     5,000,000     4.500%, 04/10/06                                  5,000,000
     2,000,000     4.675%, 07/20/06                                  2,000,000
     2,350,000   Royal Bank of Scotland (NY)
                   4.450%, 10/05/06                                  2,344,757
     2,000,000   Toronto-Dominion Bank (NY)
                   3.860%, 04/07/06                                  1,997,737
     7,000,000   Wells Fargo Bank
                   4.500%, 02/24/06                                  7,000,000
                                                               ---------------
                 TOTAL CERTIFICATES OF DEPOSIT
                   (Cost $40,342,855)                               40,342,855
                                                               ---------------

REPURCHASE AGREEMENT - 10.01%

    18,000,000   Deutsche Bank, 4.460%, matures
                   02/01/06, repurchase price
                   $18,002,230 (collateralized by
                   U.S. Government Agency
                   Instruments, with interest
                   rates of 4.377% to 4.740% and
                   maturities of 2034 to 2035,
                   total market value $18,360,000)                  18,000,000
                                                               ---------------
                 TOTAL REPURCHASE AGREEMENT
                   (Cost $18,000,000)                               18,000,000
                                                               ---------------
TOTAL INVESTMENTS - 99.96%
  (Cost $179,704,562)*                                             179,704,562
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - 0.04%                                71,112
                                                               ---------------
NET ASSETS - 100.00%                                           $   179,775,674
                                                               ===============

----------
* At January 31, 2006, cost is identical for book and Federal income tax purposes.

(a)   Annualized yield at the time of purchase.

(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At January 31, 2006, these securities amounted to $89,649,799 or 49.87% of net assets. These securities have been determined by the Adviser to be liquid securities.

(DE)  Delaware

(NY)  New York

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

|  40

ABN AMRO FUNDS

TAX-EXEMPT MONEY MARKET FUND                                   JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  AMORTIZED
   PAR VALUE                                                        COST
--------------                                                 ---------------

MUNICIPAL OBLIGATIONS - 98.79%

                 ALASKA - 2.44%
                 Valdez Marine Terminal RB, BP Pipelines, Inc.
                   Project
$      200,000     3.080%, 02/01/06 (a)                        $       200,000
     5,425,000     Series C
                   3.080%, 02/01/06 (a)                              5,425,000
     2,250,000   Valdez Marine Terminal RB,
                   Exxon Pipeline Co. Project
                   3.000%, 02/01/06 (a)                              2,250,000
                                                               ---------------
                                                                     7,875,000
                                                               ---------------
                 ARIZONA - 3.25%
    10,500,000   Salt River Project TECP
                   3.000%, 03/08/06                                 10,500,000
                                                               ---------------
                   CALIFORNIA - 8.04%
    13,285,000   California State Daily Kindergarten
                   University, GO, Series B-1
                   3.050%, 02/01/06 (a)
                   LOC: Citibank; State Street;
                   National Australia Bank                          13,285,000
    12,650,000   California State Department of Water
                   Resources RB, Series B-2
                   3.120%, 02/01/06 (a)
                   LOC: BNP Paribas                                 12,650,000
                                                               ---------------
                                                                    25,935,000
                                                               ---------------
                 COLORADO - 2.47%
     2,955,000   Colorado Educational & Cultural Facilities RB
                   Naropa University Project
                   3.040%, 02/02/06 (a)
                   LOC: Wells Fargo Bank                             2,955,000
     5,000,000   Colorado State, TRAN
                   4.000%, 06/27/06                                  5,027,279
                                                               ---------------
                                                                     7,982,279
                                                               ---------------
                 CONNECTICUT - 4.03%
     1,800,000   Connecticut State Health, GO
                   Series B
                   3.000%, 02/02/06 (a)
                   SPA: Bayerische Landesbank                        1,800,000
                 Connecticut State HEFA RB, Yale University
       100,000     Series T-2
                   2.900%, 02/02/06 (a)                                100,000
    11,110,000     Series X-3
                   3.020%, 02/01/06 (a)                             11,110,000
                                                               ---------------
                                                                    13,010,000
                                                               ---------------
                 FLORIDA - 6.47%
     5,000,000   Collier County Educational Facilities
                   Authority RB
                   International College Project
                   3.020%, 02/03/06 (a)
                   LOC: Fifth Third Bank                             5,000,000
     5,268,000   Jacksonville Electric Authority System TECP
                   3.100%, 03/01/06                                  5,268,000

                                                                  AMORTIZED
   PAR VALUE                                                        COST
--------------                                                 ---------------

                 FLORIDA (CONTINUED)
$   10,600,000   Sarasota Memorial Hospital TECP
                   2.880%, 02/08/06                            $    10,600,000
                                                               ---------------
                                                                    20,868,000
                                                               ---------------
                 GEORGIA - 5.51%
     7,790,000   Burke County Development Authority PCR
                   Oglethorpe Power Corp, Series A
                   3.050%, 02/01/06 (a)
                   Insured: FGIC                                     7,790,000
     5,000,000   Metropolitan Atlanta Rapid Transit Authority
                   RB, Series A
                   2.950%, 02/01/06 (a)
                   LOC: Bayerische Landesbank,
                   Westdeutsche Landesbank                           5,000,000
     5,000,000   Municipal Electric Authority of Georgia
                   RB, Project One Subordinated Bonds,
                   Remarketed
                   2.950%, 02/01/06 (a)
                   Insured: FSA
                   SPA: Dexia Credit Local                           5,000,000
                                                               ---------------
                                                                    17,790,000
                                                               ---------------
                 ILLINOIS - 6.43%
       650,000   Chicago Board of Education, GO, Series C-1
                   3.080%, 02/01/06 (a)
                   Insured: FSA
                   SPA: Depfa Bank                                     650,000
                 Illinois Health Facilities Authority RB,
                   Gottlieb
                   Health Resource, Inc.
     9,600,000     3.020%, 02/01/06 (a)
                   LOC: Harris Trust & Savings Bank                  9,600,000
       500,000     Rush Presbyterian - St.
                   Luke's Medical Center
                   Obligated Group, Series B
                   3.050%, 02/01/06 (a)
                   Insured: MBIA
                   SPA: JPMorgan Chase                                 500,000
    10,000,000   Illinois State, GO, Series B
                   3.080%, 02/01/06 (a)
                   SPA: Depfa Bank                                  10,000,000
                                                               ---------------
                                                                    20,750,000
                                                               ---------------
                 INDIANA - 1.78%
       400,000   Hammond PCR
                   Amoco Oil Project
                   3.080%, 02/01/06 (a)                                400,000
     5,325,000   Saint Joseph County Educational Facilities RB
                   University of Notre Dame
                   2.900%, 02/02/06 (a)                              5,325,000
                                                               ---------------
                                                                     5,725,000
                                                               ---------------
                 KENTUCKY - 0.93%
     2,990,000   Kentucky Economic Development
                   Finance Authority Hospital
                   Facilities RB, Baptist Healthcare
                   System, Series C
                   3.080%, 02/01/06 (a)
                   Insured: MBIA
                   SPA: National City Bank                           2,990,000
                                                               ---------------

  SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 41

ABN AMRO FUNDS

TAX-EXEMPT MONEY MARKET FUND                                   JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                 AMORTIZED
   PAR VALUE                                                       COST
--------------                                                 ---------------

                 LOUISIANA-0.65%
$    2,100,000   Saint Charles Parish PCR
                   Shell Oil Co. Project, Series B
                   3.060%, 02/01/06 (a)                        $     2,100,000
                                                               ---------------
                 MARYLAND - 1.49%
                 Maryland State Health & Higher
                   Education Facilities Authority
                   RB, Pooled Loan Program,
       700,000     Series A
                   3.030%, 02/01/06 (a)
                   LOC: Bank One Trust                                 700,000
     4,100,000     Series B
                   3.050%, 02/01/06 (a)
                   LOC: First National Bank                          4,100,000
                                                               ---------------
                                                                     4,800,000
                                                               ---------------
                 MASSACHUSETTS - 6.63%
     7,565,000   Massachusetts State Central Artery,GO,
                   Series A
                   3.080%, 02/01/06 (a)
                   SPA: Landesbank Baden-Wurttemberg                 7,565,000
     1,300,000     Series B
                   3.080%, 02/01/06 (a)
                   SPA: State Street Bank & Trust                    1,300,000
                 Massachusetts State HEFA RB,
     2,100,000     Capital Asset Program, Series C
                   3.060%, 02/01/06 (a)
                   Insured: MBIA
                   SPA: State Street Bank & Trust                     2,100,000
       640,000     Harvard University, Series L
                   2.600%, 02/01/06 (a)                                640,000
                 Massachusetts State, GO, Series B
     1,000,000     3.050%, 02/02/06 (a)
                   SPA: Landesbank Hessen Thurigen
                   Girozentrale                                      1,000,000
     8,770,000   Massachusetts Water Resources Authority,
                   Multi-Modal Subordinated General RB,
                   Series A
                   3.000%, 02/01/06 (a)
                   Insured: AMBAC
                   SPA: Bank of Nova Scotia / Dexia
                   Credit Local                                      8,770,000
                                                               ---------------
                                                                    21,375,000
                                                               ---------------
                 MINNESOTA - 2.84%
     2,250,000   Hennepin County Library, GO, Series A
                   2.890%, 02/02/06 (a)
                   SPA: State Street Bank & Trust                    2,250,000
       365,000   Minneapolis Convention Center, GO
                   Convention Center Bonds
                   2.890%, 02/02/06 (a)
                   SPA: Dexia Credit Local                             365,000
       830,000   Minneapolis, Library, GO
                   2.890%, 02/02/06 (a)
                   SPA: Dexia Credit Local                             830,000
     5,700,000    Owatonna Hospital RB
                   Health Central System
                   3.150%, 02/01/06 (a)
                   LOC: Wells Fargo Bank                             5,700,000
                                                               ---------------
                                                                     9,145,000
                                                               ---------------

                                                                  AMORTIZED
   PAR VALUE                                                        COST
--------------                                                 ---------------

                 MISSOURI - 0.14%
                 Missouri State HEFA RB
                   The Washington University Project
$      285,000     Series A
                   3.080%, 02/01/06 (a)
                   SPA: Morgan Guaranty Trust                  $       285,000
       150,000     Series B
                   3.080%, 02/01/06 (a)
                   SPA: Morgan Guaranty Trust                          150,000
                                                               ---------------
                                                                       435,000
                                                               ---------------
                 NEBRASKA - 5.87%
     8,250,000   Lincoln Electric System TECP
                   3.000%, 03/07/06                                  8,250,000
    10,700,000   Omaha Public Power TECP
                   3.000%, 03/08/06                                 10,700,000
                                                               ---------------
                                                                    18,950,000
                                                               ---------------
                 NEVADA - 3.20%
    10,330,000   Clark County School District, GO, Series A
                   3.000%, 02/01/06 (a)
                   Insured: FSA
                   SPA: State Street Bank & Trust                   10,330,000
                                                               ---------------
                 NEW JERSEY - 3.73%
     5,000,000   New Jersey Economic Development Authority
                   Water Facilities RB, United Water
                   New Jersey Inc. Project, Series A
                   3.080%, 02/01/06 (a)
                   Insured: AMBAC
                   SPA: Bank of New York                             5,000,000
     7,000,000   New Jersey State, TRAN
                   Series A
                   4.000%, 06/23/06                                  7,032,734
                                                               ---------------
                                                                    12,032,734
                                                               ---------------
                 NEW MEXICO - 0.15%
       225,000   Hurley PCR
                   Kennecott Santa Fe Project
                   3.080%, 02/01/06 (a)                                225,000
       260,000   New Mexico State Hospital Equipment
                   Loan Council, Hospital RB
                   Presbyterian Healthcare, Series B,
                   3.050%, 02/01/06 (a)
                   Insured: FSA
                   SPA: Citibank                                       260,000
                                                               ---------------
                                                                       485,000
                                                               ---------------
                 NEW YORK - 16.33%
    10,655,000   New York City Housing Development
                   Corp, Multifamily Rent Housing RB
                   James Tower Development, Series A
                   3.000%, 02/01/06 (a)                             10,655,000
    13,850,000   New York City Transitional Finance Authority
                   RB Series 3, Sub Series 3B
                   3.090%, 02/01/06 (a)
                   SPA: Bank of New York                            13,850,000

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 42

ABN AMRO FUNDS

TAX-EXEMPT MONEY MARKET FUND                                   JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                  AMORTIZED
   PAR VALUE                                                        COST
--------------                                                 ---------------

                 NEW YORK (CONTINUED)
                 New York City, GO
$    1,500,000     Sub Series E4
                   3.050%, 02/01/06 (a)
                   LOC: State Street Bank & Trust              $     1,500,000
     1,300,000     Sub Series E5
                   3.090%, 02/01/06 (a)
                   LOC: JPMorgan Chase                               1,300,000
     5,380,000   New York Metropolitan
                   Transportation Authority
                   Dedicated Tax Fund RB, Series D-1
                   3.020%, 02/02/06 (a)
                   Insured: AMBAC
                   SPA: Wachovia Bank                                5,380,000
                 New York State Housing Finance Agency RB
     8,790,000     10 Barclay Street, Series A
                   3.020%, 02/01/06 (a)                              8,790,000
       200,000     Normandie Court I Project
                   3.030%, 02/01/06 (a)
                   LOC: Landesbank Hessen Thurigen
                   Girozentrale                                        200,000
    11,000,000   New York State Local Government
                   Assistance RB, Series D
                   2.960%, 02/01/06 (a)
                   LOC: Societe Generale                            11,000,000
                                                               ---------------
                                                                    52,675,000
                                                               ---------------
                 NORTH CAROLINA - 1.30%
     4,200,000   North Carolina State, Public Improvement
                   GO, Series F
                   3.000%, 02/01/06 (a)
                   SPA: Landesbank Hessen Thurigen
                   Girozentrale                                      4,200,000
                                                               ---------------
                 TEXAS - 8.16%
     5,200,000   Gulf Coast Waste Disposal Authority PCR
                   Exxon Project
                   3.000%, 02/01/06 (a)                              5,200,000
                 Harris County Health Facilities Development
                   Corp.
       550,000     Hospital RB, Texas Childrens Hospital,
                   Series B-1, 3.090%, 02/01/06 (a)
                   Insured: MBIA
                   SPA: JPMorgan Chase                                 550,000
     2,300,000   Special Facilities Texas Medical
                   Center Project
                   3.070%, 02/01/06 (a)
                   Insured: MBIA
                   SPA: JPMorgan Chase                               2,300,000
     5,000,000   North Central Texas Hospitals
                   Facilitiy Development TECP
                   3.180%, 02/02/06                                  5,000,000
     2,730,000   Southwest Higher Education Authority
                   RB, Southern Methodist University
                   3.080%, 02/01/06 (a)
                   LOC: Landesbank Hessen Thurigen
                   Girozentrale                                      2,730,000
     3,500,000   Texas Department of Transpotation TECP
                   3.080%, 02/15/06                                  3,500,000
     7,000,000   Texas State, TRAN, GO
                   4.500%, 08/31/06                                  7,050,023
                                                               ---------------
                                                                    26,330,023
                                                               ---------------

                                                                 AMORTIZED
   PAR VALUE                                                        COST
--------------                                                 ---------------

                 UTAH - 1.86%
$    3,000,000   Intermountain Public Power TECP
                   3.150%, 05/03/06                            $     3,000,000
     2,000,000   Salt Lake County PCR
                   Service Station Holdings Project
                   3.080%, 02/01/06 (a)                              2,000,000
     1,000,000   State of Utah Building Ownership
                   Authority Lease RB, Facilities
                   Master Lease Program, Series C
                   3.050%, 02/01/06 (a)
                   LOC: Landesbank Hessen Thurigen
                   Girozentrale                                      1,000,000
                                                               ---------------
                                                                     6,000,000
                                                               ---------------
                 WASHINGTON - 3.10%
    10,000,000   Washington State Public Power Supply System
                   RB, Nuclear Project No. 1, Series 1A-1
                   3.050%, 02/01/06 (a)
                   LOC: Bank of America                             10,000,000
                                                               ---------------
                 WISCONSIN - 1.79%
     5,786,000   State of Wisconsin TECP
                   2.820%, 02/08/06                                  5,786,000
                                                               ---------------
                 WYOMING - 0.20%
       650,000     Sublette County PCR
                   Exxon Project
                   3.000%, 02/01/06 (a)                                650,000
                                                               ---------------

                 TOTAL MUNICIPAL OBLIGATIONS
                   (Cost $318,719,036)                             318,719,036
                                                               ---------------

      SHARES
--------------

INVESTMENT COMPANIES - 1.02%

         3,492   AIM TFIT-Tax-Free Cash Reserve Portfolio                3,492
         1,229   Dreyfus Tax Exempt Cash Management Fund                 1,229
     3,297,581   SEI Tax-Exempt Trust Institutional
                 Tax Free Fund                                       3,297,581
                                                               ---------------
                 TOTAL INVESTMENT COMPANIES
                  (Cost $3,302,302)                                  3,302,302
                                                               ---------------
TOTAL INVESTMENTS - 99.81%
  (Cost $322,021,338)*                                             322,021,338
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - 0.19%                               617,006
                                                               ---------------
NET ASSETS - 100.00%                                           $   322,638,344
                                                               ===============

----------
* At January 31, 2006, cost is identical for book and Federal income tax purposes.

(a) Variable rate instrument. The rate shown reflects the rate in effect on January 31, 2006. The maturity date shown is the next scheduled demand date.

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 43

ABN AMRO FUNDS

TAX-EXEMPT MONEY MARKET FUND                                   JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

AMBAC   Ambac Assurance Corp.
 FGIC   Financial Guaranty Insurance Co.
  FSA   Financial Security Assurance, Inc.
   GO   General Obligation
 HEFA   Health & Educational Facilities Authority
  LOC   Letter of Credit
 MBIA   MBIA Insurance Corporation
  PCR   Pollution Control Revenue
   RB   Revenue Bond
  SPA   Standby Purchase Agreement
 TECP   Tax-Exempt Commercial Paper
 TFIT   Tax-Free Investments Trust
 TRAN   Tax & Revenue Anticipation Note

                          INDUSTRY CONCENTRATION TABLE
                             (% OF TOTAL NET ASSETS)

         General Obligation ....................................    29%
         Utilities .............................................    17%
         Medical ...............................................    14%
         Education .............................................    12%
         Water .................................................     8%
         Housing ...............................................     6%
         Transportation ........................................     6%
         Pollution .............................................     6%
         Development ...........................................     1%
         Cash and Other Net Assets .............................     1%
                                                                   ---
                                                                   100%
                                                                   ===

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 44

ABN AMRO FUNDS

TREASURY MONEY MARKET FUND                                     JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   AMORTIZED
 PAR VALUE                                                            COST
-----------                                                      -------------

U.S.TREASURY OBLIGATIONS - 9.34%

               U.S. TREASURY NOTES - 9.34%
$ 7,000,000    2.000%, 05/15/06                                  $   6,955,769
  3,000,000    2.750%, 07/31/06                                      2,976,834
  3,000,000    2.750%, 06/30/06                                      2,981,363
  1,500,000    2.375%, 08/15/06                                      1,483,627
                                                                 -------------
               TOTAL U.S. TREASURY OBLIGATIONS
                 (Cost $14,397,593)                                 14,397,593
                                                                 -------------
REPURCHASE AGREEMENTS - 90.78%

 50,000,000    Barclays Bank, 4.3500%, dated
                  01/31/06, matures 02/01/06,
                  repurchase price $50,006,042
                  (collateralized by U.S.
                  Treasury instrument, with
                  interest rate of 0.0000%,
                  maturing 2013, total market
                  value $51,000,000)                                50,000,000
 55,000,000    Deutsche Bank, 4.3900%, dated
                  01/31/06, matures 02/01/06,
                  repurchase price $55,006,707
                  (collateralized by U.S.
                  Treasury instrument, with
                  interest rate of 3.500%,
                  maturing 2010, total market
                  value $56,100,280)                                55,000,000
 35,000,000    Merrill Lynch, 4.3600%, dated
                  01/31/06, matures 02/01/06,
                  repurchase price 35,004,239
                  (collateralized by U.S.
                  Treasury instrument, with
                  interest rate 4.500%, maturing
                  2015, total market value
                  $35,704,811)                                      35,000,000
                                                                 -------------
               TOTAL REPURCHASE AGREEMENTS
                  (Cost $140,000,000)                              140,000,000
                                                                 -------------
INVESTMENT COMPANIES - 0.16%

     13,078    AIM STIT Treasury Portfolio                              13,078
    240,299    BlackRock Liquitity Funds TempCash
               Portfolio                                               240,299
                                                                 -------------

               TOTAL INVESTMENT COMPANIES
                  (Cost $253,377)                                      253,377
                                                                 -------------

TOTAL INVESTMENTS - 100.28%
  (Cost $154,650,970)*                                             154,650,970
                                                                 -------------
NET OTHER ASSETS AND LIABILITIES - (0.28)%                            (432,229)
                                                                 -------------
NET ASSETS - 100.00%                                             $ 154,218,741
                                                                 =============

----------
* At January 31, 2006, cost is identical for book and Federal income tax purposes.

STIT  Short-Term Investments Trust PLC

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 45

ABN AMRO FUNDS

INSTITUTIONAL PRIME MONEY MARKET FUND                          JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  AMORTIZED
   PAR VALUE                                                         COST
--------------                                                 ---------------

COMMERCIAL PAPER (a) - 47.80%

                 ASSET-BACKED - 34.79%
$   20,500,000   CRC Funding                                   $    20,376,715
                   4.330%, 03/23/06 (b)
    10,000,000   Edison Asset Securitization                         9,909,167
                   4.360%, 04/17/06 (b)
                 FCAR Owner Trust
    10,000,000     4.560%, 07/17/06                                  9,789,733
    25,000,000     4.610%, 07/17/06                                 24,468,569
                 FCAR Owner Trust II
    20,000,000     4.450%, 05/02/06                                 19,777,500
    17,000,000     4.490%, 05/02/06                                 16,809,175
                 Fountain Square Commercial Funding
    22,556,000     4.400%, 02/27/06 (b)                             22,484,322
    20,000,000     4.240%, 02/28/06 (b)                             19,936,400
     9,230,000     4.400%, 03/07/06 (b)                              9,191,644
    15,000,000     4.430%, 03/24/06 (b)                             14,905,862
    10,000,000     4.400%, 04/24/06 (b)                              9,899,778
    22,000,000     4.410%, 04/24/06 (b)                             21,779,010
    20,000,000     4.630%, 06/27/06 (b)                             19,624,456
                 Galaxy Funding
    18,200,000     4.310%, 02/03/06 (b)                             18,195,642
    20,000,000     4.240%, 03/03/06 (b)                             19,929,333
                 Giro Balanced Funding
    37,302,000     4.500%, 02/03/06 (b)                             37,292,675
    20,000,000     4.345%, 02/07/06 (b)                             19,985,517
    30,000,000     4.390%, 02/13/06 (b)                             29,956,100
    10,000,000     4.420%, 03/20/06 (b)                              9,942,294
                 Giro-Multifunding
    25,000,000     4.430%, 02/15/06 (b)                             24,956,931
    25,000,000     4.480%, 02/21/06 (b)                             24,937,778
    23,566,000     4.500%, 02/21/06 (b)                             23,507,085
     9,396,000     4.420%, 03/15/06 (b)                              9,347,548
    16,341,000   Jupiter Securitization
                   4.510%, 02/24/06 (b)                             16,293,915
    46,000,000   Mont Blanc Capital
                   4.510%, 03/28/06 (b)                             45,683,047
                 New Center Asset Trust
    25,000,000     4.180%, 02/01/06                                 25,000,000
    25,000,000     4.190%, 02/01/06                                 25,000,000
    18,000,000     4.340%, 02/08/06                                 17,984,810
    20,000,000     4.480%, 03/14/06                                 19,897,956
    15,000,000     4.340%, 03/23/06                                 14,909,583
    45,000,000   Public Square Funding
                   4.490%, 02/01/06 (b)                             45,000,000
                 Ranger Funding
    26,312,000     4.480%, 03/17/06 (b)                             26,167,927
    25,000,000     4.520%, 04/04/06 (b)                             24,805,389
                 Sheffield Receivables
    50,000,000     4.450%, 02/06/06 (b)                             49,969,097
    12,000,000     4.380%, 04/21/06 (b)                             11,884,660
    25,000,000   Variable Funding Capital
                   4.390%, 03/06/06 (b)                             24,899,396
                 Yorktown Capital
    50,000,000     4.450%, 02/01/06 (b)                             50,000,000
    21,978,000     4.480%, 02/01/06 (b)                             21,978,000
    18,794,000     4.500%, 02/03/06 (b)                             18,789,302
    12,012,000     4.500%, 02/07/06 (b)                             12,002,991
                                                               ---------------
                                                                   887,269,307
                                                               ---------------

                                                                  AMORTIZED
   PAR VALUE                                                         COST
--------------                                                 ---------------

                 BANKS - 13.01%
$   40,000,000   ANZ (DE)                                      $    39,631,822
                   4.360%, 04/18/06
    25,000,000   Barclays US Funding                                24,985,920
                   4.055%, 02/06/06
    25,000,000   BNP Paribas Finance (NY)                           24,961,767
                   4.235%, 02/14/06
     4,850,000   Danske                                              4,835,148
                   4.240%, 02/27/06 (b)
    25,000,000   Depfa Bank (NY)                                    24,952,667
                   4.260%, 02/17/06 (b)
    25,000,000   Dexia (DE)                                         24,803,111
                   4.430%, 04/06/06
                 HBOS Treasury Services
    20,000,000     4.250%, 02/15/06                                 19,966,945
    12,500,000     3.285%, 02/17/06                                 12,492,373
    12,000,000     4.375%, 03/01/06                                 11,959,167
    20,000,000     4.350%, 03/28/06                                 19,867,083
                 Nordea North America (NY)
    18,500,000     4.370%, 04/17/06                                 18,331,573
    15,000,000     4.370%, 04/28/06                                 14,843,408
                 Societe Generale North America
     5,300,000     4.220%, 02/21/06                                  5,287,575
    18,000,000     4.460%, 03/20/06                                 17,895,190
    16,400,000     4.440%, 04/04/06                                 16,274,595
    10,000,000   Toronto-Dominion Bank (NY)
                   3.860%, 04/07/06                                  9,988,687
                 Westpac Banking
    33,500,000     4.450%, 02/06/06 (b)                             33,479,295
     7,100,000     4.400%, 02/21/06 (b)                              7,082,644
                                                               ---------------
                                                                   331,638,970
                                                               ---------------
                 TOTAL COMMERCIAL PAPER
                   (Cost $1,218,908,277)                         1,218,908,277
                                                               ---------------

CERTIFICATES OF DEPOSIT - 15.93%

    25,000,000   Abbey National Treasury Services
                   4.670%, 07/19/06                                 25,000,570
    25,000,000   American Express Bank
                   4.210%, 02/02/06                                 25,000,000
    25,000,000   Barclays Bank (NY)
                   4.453%, 06/21/06 (c)                             24,999,177
    25,000,000   Calyon (NY)
                   4.750%, 10/24/06                                 24,999,889
                 Credit Suisse First Boston (NY)
    30,000,000     4.485%, 04/04/06                                 30,000,000
    11,000,000     4.463%, 07/19/06 (c)                             10,999,934
                 Depfa Bank (NY)
    19,000,000     4.690%, 07/14/06                                 19,000,000
     5,000,000     4.220%, 08/11/06                                  4,985,864
    10,000,000   Deutsche Bank (NY)
                   4.105%, 08/25/06                                  9,959,931
                 Fortis Bank (NY)
    20,000,000     4.310%, 03/02/06 (c)                             19,999,443
     4,400,000     3.970%, 07/17/06                                  4,384,604
    20,000,000     4.430%, 07/20/06                                 19,974,100
                 Natexis Banques Populaires US Finance(NY)
    21,000,000    4.240%, 02/07/06                                  21,000,000
    25,000,000    4.500%, 04/10/06                                  25,000,000
    25,000,000    4.675%, 07/20/06                                  25,000,000
    27,000,000    4.750%, 08/23/06                                  27,000,000

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 46

ABN AMRO FUNDS

INSTITUTIONAL PRIME MONEY MARKET FUND                          JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)- CONTINUED
--------------------------------------------------------------------------------

                                                                  AMORTIZED
   PAR VALUE                                                         COST
--------------                                                 ---------------

CERTIFICATES OF DEPOSIT (CONTINUED)

$    9,000,000   Nordea Bank Finland
                   3.960%, 03/20/06                            $     8,993,664
    25,000,000   Royal Bank of Scotland (NY)
                   4.318%, 07/05/06 (c)                             24,994,958
    25,000,000   Svenska Handelsbanken (NY)
                   4.305%, 04/03/06 (c)                             24,998,094
    30,000,000   Wells Fargo Bank
                   4.500%, 02/24/06                                 30,000,000
                                                               ---------------
                 TOTAL CERTIFICATES OF DEPOSIT
                   (Cost $406,290,228)                             406,290,228
                                                               ---------------
FLOATING RATE NOTES (c) - 8.86%

    25,000,000   American Express Centurion Bank
                   4.520%, 06/29/06                                 25,000,000
    17,250,000   American Honda Finance, MTN, Series 1
                   4.410%, 03/07/06 (d)                             17,248,905
     5,000,000   Citigroup Global Markets Holdings,MTN,
                   Series M 4.748%, 07/25/06                         5,003,632
    25,000,000   Credit Suisse First Boston USA, MTN
                   4.777%, 06/19/06                                 25,027,590
    25,000,000   HSBC Finance, MTN
                   4.551%, 06/22/06                                 25,007,128
    25,000,000   National City Bank of Michigan/Illinois,
                   Bank Note 4.325%, 09/01/06                       24,996,452
    25,000,000   SunTrust Bank, Bank Note
                   4.519%, 03/24/06                                 25,001,026
    35,000,000   Toyota Motor Credit, Senior Notes,
                   MTN, Series B
                   4.310%, 06/23/06                                 35,002,669
     8,250,000   US Bank NA, Bank Note
                   4.491%, 09/29/06                                  8,250,495
                 Wells Fargo
    10,500,000     Senior Unsecured
                   4.570%, 06/12/06                                 10,504,675
    25,000,000     4.581%, 09/15/06                                 25,021,030
                                                               ---------------
                 TOTAL FLOATING RATE NOTES
                   (Cost $226,063,602)                             226,063,602
                                                               ---------------
TIME DEPOSITS - 6.77%

    50,000,000   Harris Trust & Saving Bank
                   4.460%, 02/01/06                                 50,000,000
    47,762,000   Marshall & Ilsley Bank
                   4.438%, 02/01/06                                 47,762,000
    75,000,000   SunTrust Bank NA
                   4.438%, 02/01/06                                 75,000,000
                                                               ---------------
                 TOTAL TIME DEPOSITS
                   (Cost $172,762,000)                             172,762,000
                                                               ---------------

                                                                  AMORTIZED
   PAR VALUE                                                         COST
--------------                                                 ---------------

INSURANCE FUNDING AGREEMENTS  - 6.08%

$   30,000,000   Hartford Life Insurance Funding Agreement
                   4.515%,
                   Reset Date: 02/01/06
                   Maturity Date: 08/01/06 (e)                 $    30,000,000
    40,000,000   ING USA Annuity and Life Insurance Funding
                   Agreement
                   4.470%,
                   Reset Date: 03/01/06
                   Maturity Date: 03/01/06 (f)                      40,000,000
                 Metropolitan Life Insurance Funding
                   Agreements
    10,000,000     4.640%,
                   Reset Date: 04/03/06
                   Maturity Date: 01/22/07 (e)                      10,000,000
    25,000,000     4.455%,
                   Reset Date: 02/01/06
                   Maturity Date: 02/20/07 (e)                      25,000,000
    50,000,000   Travelers Insurance Funding Agreement
                   4.570%,
                   Reset Date: 02/23/06
                   Maturity Date: 12/22/06 (e)                      50,000,000
                                                               ---------------
                 TOTAL INSURANCE FUNDING AGREEMENTS
                   (Cost $155,000,000)                             155,000,000
                                                               ---------------

REPURCHASE AGREEMENTS - 14.71%

   100,000,000   Bank of America, 4.600%, matures 02/01/06,
                   repurchase price $100,012,778,
                   (collateralized by corporate bonds, with
                   interest rates from 5.220% to 11.875% and
                   maturities from 2007 to 2018, total market
                   value $102,000,000)                             100,000,000
    45,000,000   Citigroup, 4.580%, matures 02/01/06,
                   repurchase price $145,005,725,
                   (collateralized by asset-backed and
                   mortgage-backed securities, with interest
                   rates from 4.891% to 6.430% and maturities
                   from 2017 to 2045, total market value
                   $46,765,439)                                     45,000,000
    40,000,000   Deutsche Bank, 4.460%, matures 02/01/06,
                   repurchase price $40,004,956,
                   (collateralized by U.S. Government Agency
                   obligations, with interest rates from 4.506%
                   to 5.148% and maturities from 2034 to 2035,
                   total market value $40,800,000)                  40,000,000
    90,000,000   Goldman Sachs, 4.570%, matures 02/01/06,
                   repurchase price $90,011,425,
                   (collateralized by asset-backed and
                   mortgage-backed securities,with interest
                   rates from 4.395% to 5.500% and maturities
                   from 2029 to 2035, total market value
                   $91,800,001)                                     90,000,000
   100,000,000   Lehman Brothers, 4.600%, matures 02/01/06,
                   repurchase price $100,012,778,
                   (collateralized by equity securities, total
                   market value $104,811,350)                      100,000,000
                                                               ---------------
                 TOTAL REPURCHASE AGREEMENTS
                   (Cost $375,000,000)                             375,000,000
                                                               ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 47

ABN AMRO FUNDS

INSTITUTIONAL PRIME MONEY MARKET FUND                          JANUARY 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                  AMORTIZED
    SHARES                                                           COST
--------------                                                 ---------------

INVESTMENT COMPANIES - 0.00%

        66,052   AIM STIT Liquid Assets Portfolio              $        66,052
         7,761   BlackRock Liquidity Funds TempFund Portfolio            7,761
                                                               ---------------
                 TOTAL INVESTMENT COMPANIES
                   (Cost $73,813)                                       73,813
                                                               ---------------
TOTAL INVESTMENTS - 100.15%
  (Cost $2,554,097,920)*                                         2,554,097,920
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - (0.15)%                          (3,846,781)
                                                               ---------------
NET ASSETS - 100.00%                                           $ 2,550,251,139
                                                               ===============
----------
* At January 31, 2006, cost is identical for book and Federal income tax purposes.

(a)   Annualized yield at the time of purchase.

(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At January 31, 2006, these securities amounted to $783,981,735 or 30.74% of net assets. These securities have been determined by the Adviser to be liquid securities.

(c) Variable rate bonds. The interest rates shown reflect the rates in effect at January 31, 2006.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2006, this security amounted to $17,248,905 or 0.68% of net assets. This security has been determined by the Adviser to be a liquid security.

(e) Variable rate instruments. The rates shown reflects the rates in effect on January 31, 2006. These securities have been deemed by the Adviser to be illiquid securities because they are subject to a delayed settlement restriction of sixty days or more if redeemed prior to maturity. At January 31, 2006, these securities amounted to $115,000,000 or 4.51% of net assets.

(f) Fixed rate instrument. The rate shown reflects the initial coupon rate for the first period. The rate will be reset at the date shown and the maturity date will be extended.This security has been deemed by the Adviser to be an illiquid security because itis subject to a delayed settlement restriction of sixty days or more if redeemed prior to maturity. At January 31, 2006, This security amounted to $40,000,000 or 1.57% of net assets.

(DE)  Delaware
(NY)  New York
MTN   Medium Term Note
STIT  Short-Term Investments Trust PLC

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 48

ABN AMRO FUNDS
--------------
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)                   JANUARY 31, 2006

NOTE (1) SECURITY VALUATION: Equity securities, closed-end funds and index options traded on a national securities exchange and over-the counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price ("NOCP"), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices is used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the current market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements and insurance funding agreements are valued at cost. Income accrued is captured in dividends and interest receivable. Investments in money market funds are valued at the underlying fund's net asset value at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair value procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain significant events occur and the Adviser does not believe the last sale is an appropriate estimate of fair value. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM. US ET (Eastern Time) rate. For money market funds, all securities are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income.

NOTE (2) For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

49

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ABN AMRO FUNDS
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                           Kenneth C. Anderson, President
                           (principal executive officer)

Date  MARCH 28, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                           Kenneth C. Anderson, President
                           (principal executive officer)

Date  MARCH 28, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ GERALD F. DILLENBURG
                         -------------------------------------------------------
                          Gerald F. Dillenburg, Senior Vice President, Secretary & Treasurer
                          (principal financial officer)

Date  MARCH 28, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.